UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-7170

TCW Funds, Inc.
(Exact name of registrant as specified in charter)

865 South Figueroa Street, Suite 1800, Los Angeles, CA			90017
(Address of principal executive offices)			(Zip code)

Philip K. Holl, Esq. Secretary 865 South Figueroa Street, Suite 1800 Los Angeles, CA 90017
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(213) 244-0000

Date of fiscal year end:	October 31

Date of reporting period:	October 31, 2007

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, N.E., Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Report to Stockholders.

TCW US EQUITIES AND

LIFEPLAN FUNDS

2007 ANNUAL REPORT

Where experts invest.

US EQUITIES

TCW Funds, Inc.

Table of Contents	October 31, 2007
Letter To Shareholders	1

Management Discussions	2

Schedules of Investments:

TCW Balanced Fund	41

TCW Diversified Value Fund	46

TCW Dividend Focused Fund	50

TCW Equities Fund	55

TCW Focused Equities Fund	59

TCW Growth Equities Fund	62

TCW Growth Insights Fund	67

TCW Large Cap Growth Fund	71

TCW Relative Value Small Cap Fund	75

TCW Select Equities Fund	81

TCW Small Cap Growth Fund	84

TCW Spectrum Fund	89

TCW Value Added Fund	93

TCW Value Opportunities Fund	102

TCW Conservative LifePlan Fund	106

TCW Moderate LifePlan Fund	108

TCW Aggressive LifePlan Fund	110

TCW Global Aggressive LifePlan Fund	112

Statements of Assets and Liabilities	114

Statements of Operations	119

Statements of Changes in Net Assets	124

Notes to Financial Statements	133

Financial Highlights	155

Report of Independent Registered Public Accounting Firm	196

Shareholder Expenses	197

Proxy Voting Guidelines and Availability of Quarterly Portfolio Schedule	201

Advisory and Sub-Advisory Agreements Disclosure	202

Tax Information Notice	205

Directors and Officers	206

(THIS PAGE INTENTIONALLY LEFT BLANK)

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To Our Valued Shareholders

The TCW Funds, Inc. fund family provides our shareholders with targeted investment strategies featuring competitive expense ratios and no front-end loads or deferred sales charges. We are pleased to submit the October 31, 2007 annual reports for the various funds. These reports contain management discussions commenting on performance and a listing of the portfolio securities as of the end of the fiscal year.

On behalf of the Board and everyone at TCW, I would like to thank you for your continued support. As always, we look forward to assisting you in reaching your financial goals. If you have any questions or require further information on the TCW Funds, Inc., I invite you to visit our website at www.tcwfunds.com or call our shareholder services department at 1-800-FUND-TCW (1-800-386-3829).

Sincerely,

Alvin R. Albe, Jr.
President and Chief Executive Officer

November 16, 2007

US EQUITIES

TCW Balanced Fund

Management Discussions

For the year ended October 31, 2007, the TCW Balanced Fund (the "Fund") posted a gain of 5.11% and 5.18% on its I Class and N Class shares, respectively. The performance of the Fund's classes varies because of differing expenses. The Fund's benchmark posted a return of 10.90% over the same period.

With respect to its fixed income allocation, the Fund was in a defensive position during the year underweighting both investment grade and high yield corporate issuers which aided its performance. The Fund's overweight positions in both U.S. Government securities and mortgage-backed securities was also a positive with respect to performance.

The Fund's underperformance for its fiscal year was the result of its equity allocation. The Fund's underweight positions in the Energy and Information Technology sectors were a drag on performance. In addition, the Fund's overweight positions in the Consumer Discretionary and Health Care sectors negatively affected performance. With respect to security selection, the Fund's holdings in Circuit City Stores and Tenet Healthcare, which declined 55.1% and 50.3%, respectively, hurt performance. The Fund's performance was aided by its positions in Honeywell International, ConocoPhillips and Chevron which appreciated 46.2%, 44.1% and 40.2%, respectively.

TCW Balanced Fund - I Class

(1)  The total returns do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.

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TCW Balanced Fund

TCW Balanced Fund - N Class

(1)  The total returns do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.

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TCW Diversified Value Fund

Management Discussions

For the year ended October 31, 2007, the TCW Diversified Value Fund (the "Fund") posted a gain of 5.53% and 5.28% on its I Class and N Class shares, respectively. The performance of the Fund's classes varies because of differing expenses. The Fund's benchmark posted a return of 10.83% over the same period.

The three best performing sectors for the fiscal year were Energy (+36.2%), Materials (+31.1%), and Information Technology (+26.1%). The Fund's overweight in Materials was a bright spot while our underweights in Information Technology and Energy were a drag on performance. The three worst performing sectors for the one year period were Financials (-5.1%), Consumer Discretionary (-1.2%) and Health Care (8.5%). The Fund's overweighting in Consumer Discretionary and Health Care hurt overall performance while its market weight in Financials had a slightly positive effect.

Top performers for the fiscal year include Honeywell International (+46.2%), ConocoPhillips (+44.1%) and Chevron Corp. (+40.2%). The fiscal year proved to be a difficult one for the Fund but its investment portfolio performed well in the Consumer Staples and Energy sectors with average performance of +15.8% and +42.2% on average versus the group returns of +11.1% and +36.2%, respectively. Leaders in the two sectors include three top ten holdings, Avon Products (+37.5%), and the aforementioned ConocoPhillips and Chevron Corp. Other top performers during the fiscal year which were sold as they reached their upside price targets included Medco Health Solutions and United States Steel.

The worst performers for the fiscal year include Circuit City (-55.1%), Tenet Healthcare (-50.3%) and Merrill Lynch (-22.9%). All three names hit our fundamental review based on price decline. We reduced Circuit City's conviction weighting but left it in the portfolio allowing the new CFO to continue the company's restructuring efforts. After a complete fundamental review, we added to Tenet and since its third quarter conference call the stock has rallied. As for Merrill Lynch, it was eliminated from the investment portfolio.

Although inflation concerns remain, the Federal Reserve Board has tilted their emphasis toward offsetting a slowing economy given continued housing price declines and lowered consumer confidence. While unemployment has edged up to 4.7% from 4.4% a year ago, some softness will be tolerated but the numbers will be under closer scrutiny. The softness in the housing industry continues to be a drag on GDP and we may not have hit bottom yet. However, the dynamic moves by the Federal Reserve Board in August and September leave little doubt their goal is to be preemptive and to get ahead of the curve. Supported by an active Fed and industries boosted by an extremely low trade weighted dollar such as Technology and Industrials, the US should be able to grow out of the housing and financial slow down although at probably below sub-par rates. The frequency of soft landings have been rare, but if inflation is contained and housing stabilizes, slower but steady growth may lift the stock market given valuations are at historically attractive levels.

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TCW Diversified Value Fund

TCW Diversified Value Fund - I Class

TCW Diversified Value Fund - N Class

(1)  The total returns do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.

(2)  Performance data includes the performance of the predecessor SG Cowen fund. The predecessor SG Cowen fund was an investment company registered under the Investment Company Act of 1940, as amended.

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TCW Dividend Focused Fund

Management Discussions

For the year ended October 31, 2007, the TCW Dividend Focused Fund (the "Fund") posted a gain of 11.70%, 11.37% and 11.38% on its I Class, N Class and K Class shares, respectively. The performance of the Fund's classes varies because of differing expenses. The Fund's benchmark posted a return of 10.83% for the same period.

The three best performing sectors for the fiscal year were Energy (+36.2%), Materials (+31.1%), and Information Technology (+26.1%). The portfolio's 3x overweight in Materials was a bright spot while our underweights in Information Technology and Energy were a drag on performance. The three worst performing sectors for the one year period were Financials (-5.1%), Consumer Discretionary (-1.2%) and Health Care (8.5%). The portfolio's overweighting in Consumer Discretionary dampened overall performance while the underweight in Health Care was a positive; the market weight in Financials had a neutral effect.

Top securities performers included BCE (+60.9%), Packaging Corp. (+44.4%) and Chevron Corp. (+40.2%); the best performing stock over the period was Lyondell Chemical which returned 90.0%. Other top performers during the fiscal year included Nokia, US Steel and Sun Microsystems.

The worst performers for the fiscal year include Tenet Healthcare (-50.3%), Circuit City (-49.5%), and Capital Source (-27.3%). All three names hit our fundamental review based on price decline. We reduced Circuit City's conviction weighting but leave it in the portfolio allowing the new CFO to continue the company's restructuring efforts. Tenet also met a fundamental review based on price deterioration and was added to. Capital Source, a real estate investment trust, is also undergoing a fundamental review.

Although inflation concerns remain, the Federal Reserve Board has tilted their emphasis toward offsetting a slowing economy given continued housing price declines and lowered consumer confidence. While unemployment has edged up to 4.7% from 4.4% a year ago, some softness will be tolerated but the numbers will be under closer scrutiny. The softness in the housing industry continues to be a drag on GDP and we may not have hit bottom yet. However, the dynamic moves by the Federal Reserve Board in August and September leave little doubt their goal is to be preemptive and to get ahead of the curve. Supported by an active Fed and industries boosted by an extremely low trade weighted dollar such as Technology and Industrials, the US should be able to grow out of the housing and financial slow down although at probably below sub-par rates. The frequency of soft landings have been rare, but if inflation is contained and housing stabilizes, slower but steady growth may lift the stock market given valuations are at historically attractive levels.

TCW Dividend Focused Fund - I Class

(1)  The total returns do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.

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TCW Dividend Focused Fund

TCW Dividend Focused Fund - N Class

TCW Dividend Focused Fund - K Class

(1)  The total returns do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.

(2)  Performance data includes the performance of the predecessor SG Cowen Fund. The predecessor SG Cowen Fund was an investment company registered under the Investment Company Act of 1940, as amended.

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TCW Equities Fund

Management Discussions

For the year ended October 31, 2007, the TCW Equities Fund (the "Fund") posted a gain of 9.47%, 8.86%, and 8.96% on its I Class, N Class, and K Class shares, respectively. The performance of the Fund's classes varies because of differing expenses. The S&P 500 Index and Russell 1000 Value Index (the Fund's benchmarks) returned 14.56% and 10.83% respectively, over the same period.

Investments in the Energy and Industrial sectors generated the largest contribution to the Fund's returns during the fiscal year. Favorable returns in the Energy sector were driven by oil service stocks, while favorable returns in the Industrial sector were led by aerospace and diversified industrial companies. Investments in the Consumer Discretionary and Financial sectors generated the Fund's weakest performance during the year and contributed to the Fund's underperformance. Unfavorable returns in the Consumer Discretionary sector were generated by investments in the Housing and Retail sectors, specifically Pulte Homes and DR Horton, while unfavorable returns in the Financial sector were led by investments in the mortgage origination business.

The Fund owns attractively valued companies expected to generate increased cash flow and rising returns on capital. The fund's sector structure is a byproduct of our individual stock selection process. The Fund is currently overweight industrial and energy sectors because this is where we are currently finding the most favorable combination of attractive valuation and increasing cash flows and returns on capital.

Corporate balance sheets are in excellent shape, and S&P 500 earnings are forecast to grow 6% in 2008 and 2009. The S&P 500 is attractively valued, trading at 15.1x 2008 earnings and has a 6.6% earnings yield. This compares quite favorably to the 4.7% coupon yield on 10-year treasuries. According to the Fed Model, which also takes expected earnings growth into consideration, equities are under valued relative to bonds.

We anticipate the Fund's investment portfolio's 2008 expected return on equity to be 25% higher than the S&P 500's projected return on equity, and to grow 210 basis points faster than the S&P 500's ROE. Despite the investment portfolio's high and rising returns, it is only valued at a 10 basis point premium to the S&P 500 on a P/E basis. We believe the combination of attractive valuation and accelerating returns on capital creates a compelling investment portfolio.

TCW Equities Fund - I Class

(1)  The total returns do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.

(2)  Performance data includes the performance of the predecessor limited partnership for the periods before the Fund's registration became effective. The predecessor limited partnership was not registered under the Investment Company Act of 1940, as amended ("1940 Act"), and, therefore was not subject to certain investment restrictions that are imposed by the 1940 Act. If the limited partnership had been registered under the 1940 Act, the limited partnership's performance may have been lower.

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TCW Equities Fund

TCW Equities Fund - N Class

TCW Equities Fund - K Class

(1)  The total returns do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.

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TCW Focused Equities Fund

Management Discussions

For the year ended October 31, 2007, the TCW Focused Equities Fund (the "Fund") posted a gain of 9.86% and 9.74% on its I Class and N Class shares, respectively. The performance of the Fund's classes varies because of differing expenses. The S&P 500 Index and Russell 1000 Value Index (the Fund's benchmarks) returned 14.56% and 10.83% respectively, over the same period.

Investments in the Energy and Industrial sectors generated the largest contribution to the Fund's returns during the fiscal year. Favorable returns in the Energy sector were driven by oil service stocks, while favorable returns in the Industrial sector were led by aerospace and diversified industrial companies. Investments in the Consumer Discretionary and Financial sectors generated the Fund's weakest performance during the year and contributed to the Fund's underperformance. Unfavorable returns in the Consumer Discretionary sector were generated by investments in the Housing and Retail sectors, specifically Pulte Homes and DR Horton, while unfavorable returns in the Financial sector were led by investments in the mortgage origination business.

The Fund owns attractively valued companies expected to generate increased cash flow and rising returns on capital. The fund's sector structure is a byproduct of our individual stock selection process. The Fund is currently overweight Industrial and Energy sectors because this is where we are currently finding the most favorable combination of attractive valuation and increasing cash flows and returns on capital.

S&P 500 earnings are forecast to grow 6% in 2008 and 2009. The S&P 500 is attractively valued, trading at 15.1x 2008 earnings and has a 6.6% earnings yield. This compares quite favorably to the 4.7% coupon yield on 10-year treasuries. According to the Fed Model, which also takes expected earnings growth into consideration, equities are under valued relative to bonds.

We anticipate the Fund's investment portfolio's 2008 expected return on equity to be 30% higher than the S&P 500's projected return on equity, and to grow 240 basis points faster than the S&P 500's ROE. Despite the investment portfolio's high and rising returns, it is valued at a 40 basis point discount to the S&P 500 on a P/E basis. We believe the combination of attractive valuation and accelerating returns on capital creates a compelling investment portfolio.

TCW Focused Equities Fund - I Class

(1)  The total returns do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.

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TCW Focused Equities Fund

TCW Focused Equities Fund - N Class

(1)  The total returns do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.

(2)  Performance data includes the performance of the predecessor separately managed account for periods before the Funds' registration became effective. The predecessor separately managed account was not registered under the Investment Company Act of 1940, as amended ("1940 Act"), and, therefore was not subject to certain investment restrictions that are imposed by the 1940 Act. If the separately managed account had been registered under the 1940 Act, the separately managed account's performance may have been lower.

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TCW Growth Equities Fund

Management Discussions

For the year ended October 31, 2007, the TCW Growth Equities Fund (the "Fund") posted a gain of 47.17% and 47.08% on its I Class and N Class shares, respectively. The performance of the Fund's classes varies because of differing expenses. The Fund's benchmark returned 19.72% over the same period.

The Fund outperformed the benchmark for the one year period ending October 31, 2007. Performance during the year can be attributed to strong stock selection across most major sectors. However, this was partially offset by a negative selection effect in the Industrials sector.

The Fund's performance in the Information Technology and Consumer Discretionary sectors was particularly strong during the period. In Information Technology, a sector in which the Fund is overweight compared to the index, top performers were Research in Motion, Baidu, Ansys and VMware. In Consumer Discretionary, a sector in which the Fund is underweight compared to the index, top performers were Ctrip.com, Wynn Resorts, Chipotle Mexican Grill and Focus Media. Notable detractors from performance in Information Technology were Opsware and BigBand Networks, while P.F. Chang's China Bistro and Bare Escentuals hurt our Consumer Discretionary performance.

FMC Technologies, Smith International and CGG Veritas were significant contributors to performance in the Energy sector. Likewise, Intuitive Surgical, WuXi PharmaTech and MedImmune were standouts in Health Care. However, performance from Palomar Medical Technologies, Nuvelo and FoxHollow Technologies detracted from performance in our Health Care holdings. In Industrials, our services names such as Corporate Executive Board, Resources Connection and Monster Worldwide hurt performance. On the other hand, we saw positive performance from engineering and construction name Foster Wheeler and machinery company Joy Global, as well as from aerospace and defense company Precision Castparts.

Markets have clearly been unsettled in recent months as concerns over weakening consumer demand due to inflated energy prices and a depressed housing market have prevailed. Amidst this environment, we continue to do what we always do, which is to focus on our long-term discipline of buying companies with favorable growth prospects and strong balance sheets.

TCW Growth Equities Fund - I Class

(1)  The total returns do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.

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TCW Growth Equities Fund

TCW Growth Equities Fund - N Class

(1)  The total returns do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.

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TCW Growth Insights Fund

Management Discussions

For the year ended October 31, 2007, the TCW Growth Insights Fund (the "Fund") posted a gain of 22.58%. The Fund's benchmark posted a return of 19.00% during the same period.

The Fund outperformed its benchmark for the fiscal year due primarily to stock selection. Holdings in the Information Technology and Energy sectors were the primary sources of the Fund's relative outperformance, contributing 12.61% and 4.37%,respectively, to the Fund's overall return. Consumer Discretionary was the weakest sector for the year, contributing -2.12% to portfolio returns.

The top three performing stocks during the fiscal year were Research In Motion, Apple and FMC Technologies Inc., which contributed 2.92%, 2.56% and 2.32%, respectively, to returns. In contrast, three poorest performers consisted of Melco PBL Entertainment, Foxhollow Technologies and P.F. Chang's Bistro Inc., which contributed -0.88%, -0.84% and -0.76%, respectively, to returns.

The Fund remains committed to its current investment mandate as a growth fund with the objective of outperforming its benchmark by identifying outstanding prospective growth companies.

TCW Growth Insights Fund - N Class

(1)  The total returns do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.

(2)  Performance data includes the performance of the predecessor separately managed account for periods before the Funds' registration became effective. The predecessor separately managed account was not registered under the Investment Company Act of 1940, as amended ("1940 Act"), and, therefore was not subject to certain investment restrictions that are imposed by the 1940 Act. If the separately managed account had been registered under the 1940 Act, the separately managed account's performance may have been lower.

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TCW Large Cap Growth Fund

Management Discussions

For the year ended October 31, 2007, the TCW Large Cap Growth Fund (the "Fund") posted a gain of 21.01% and 20.86% on its I Class and N Class shares, respectively. The performance of the Fund's classes varies because of differing expenses. The Fund's benchmark posted a return of 19.23%.

The strongest sectors in terms of absolute performance were the Materials and Energy sectors which were both up over 60%. The weakest were Consumer Discretionary and Telecommunication Services which both experienced negative returns in the low single digits. The Consumer Discretionary sector was the weakest sector during the year and was the most significant underweight in the portfolio throughout the period. The Fund's performance in Telecommunication Services was hurt by a position in Nextel International which sold off on slower growth in Mexico. The Materials sector was the strongest performing sector in the Russell 1000 Growth, gaining 49%. It was also the strongest sector in the portfolio where a 69% gain in the sector was driven by a significant position in Monsanto, which was up 122%. In terms of relative performance, the worst performing sector was Technology. The portfolio was roughly equal weight during the year; however the 18% return in Technology did not keep pace with the 29% return for the benchmark's Technology sector. The Fund's Technology performance was dragged down by our position in Network Appliance which reported disappointing sales and financial results. This position was sold. The sector with the greatest contribution to return on both an absolute and relative basis was the Energy sector. The Fund was overweight the sector throughout the year and our holdings as a group returned 66% which bested the 37% return within the Energy sector.

Over the past year, volatility in the markets continued to increase for several reasons. The widely publicized slowdown in the housing sector accelerated this summer which had wide spread ramifications for many financial institutions. Delinquency fears in sub-prime mortgages turned into reality and quickly spread across all segments of the mortgage market. The ensuing panic led to a credit crunch in the debt markets as spreads widened dramatically. The Federal Reserve has begun to cut rates in response, trying to avert what has rapidly become the financial crisis of this tightening cycle. We expect the volatility to continue as the effects of the credit crunch will take several quarters to play out.

The Fund's "growth" style of stock selection has begun to come back into favor this year after seven years of value outperformance. The earnings growth rate for the broader market has slowed from several quarters of double digit growth to mid single digits, and most recently, to what looks like the first year over year decline in corporate earnings in several years. As this slower earnings growth environment has developed, the growth rates of our growth companies are starting to look quite attractive in comparison to the broader market. The Russell 1000 Growth is now growing its earnings significantly faster than the Russell 1000 Value and thus far in 2007, the Russell 1000 Growth is ahead of its value alternative by over 1000 basis points. More importantly, we will continue to seek out the best long term growth companies, with strong business models and superior earnings growth.

US EQUITIES

TCW Large Cap Growth Fund

TCW Large Cap Growth Fund - I Class

TCW Large Cap Growth Fund - N Class

(1)  The total returns do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.

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TCW Relative Value Small Cap Fund

Management Discussions

For the year ended October 31, 2007, the TCW Relative Value Small Cap Fund (the "Fund") posted a gain of 7.27%, 7.03% and 6.63% on its I Class, N Class and K Class shares, respectively. The performance of the Fund's classes varies because of differing expenses. The Fund's benchmark returned 9.27% over the same period.

The best performing sectors in the fiscal year ended October 31, 2007 were Materials & Processing (+23.9%), Energy (23.1%) and Consumer Staples (+21.8%). Our overweight in all three had a positive effect on performance. The only sector to post a negative return was Financials (-9.9%) in the wake of the sub prime mortgage turbulence followed by Consumer Discretionary (+3.0%) and Autos & Transportation (+4.6%). Our 0.5x weighting in Financial Services contributed favorably to returns as did our underweight in Consumer Discretionary whereas our overweight in Autos & Transportation detracted from overall performance.

Performance over the twelve month period was led by Synovis Technologies (+223.6), top ten holding Graftech Int'l. (+212.4), and Shaw Group (+180.9%). Stock selection in Materials & Processing contributed favorably to overall performance with an average return of 31.1% led by the aforementioned Graftech Int'l and Shaw Group. Strong performance came from the Autos & Transportation sector returning 11.5% on average, more than doubling the group return, with solid performers Tenneco Inc (+34.8%), Kirby Corp. (+30.4%), and Fleetwood Enterprises (+26.1%). On the downside, stock selection in the Technology, Consumer Discretionary, and Health Care sectors detracted value. Three of the worst performers in the fiscal year were all Financial names, PMI Group (-54.4%), Triad Guaranty (-52.2%), and PFF Bancorp (-31.4%). All three met our downside sell discipline and were eliminated from the portfolio.

Although inflation concerns remain, the Federal Reserve Board has tilted their emphasis toward offsetting a slowing economy given continued housing price declines and lowered consumer confidence. While unemployment has edged up to 4.7% from 4.4% a year ago, some softness will be tolerated but the numbers will be under closer scrutiny. The softness in the housing industry continues to be a drag on GDP and we may not have hit bottom yet. However, the dynamic moves by the Federal Reserve Board in August and September leave little doubt their goal is to be preemptive and to get ahead of the curve. Supported by an active Fed and industries boosted by an extremely low trade weighted dollar such as Technology and Industrials, the US should be able to grow out of the housing and financial slow down although at probably below sub-par rates. The frequency of soft landings have been rare, but if inflation is contained and housing stabilizes, slower but steady growth may lift the stock market given valuations are at historically attractive levels.

US EQUITIES

TCW Relative Value Small Cap Fund

TCW Relative Value Small Cap Fund - I Class

TCW Relative Value Small Cap Fund - N Class

(1)  The total returns do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.

(2)  Performance data includes the performance of the predecessor SG Cowen Fund. The predecessor SG Cowen Fund was an investment company registered under the Investment Company Act of 1940, as amended.

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TCW Relative Value Small Cap Fund

TCW Relative Value Small Cap Fund - K Class

(1)  The total returns do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.

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TCW Select Equities Fund

Management Discussions

For the year ended October 31, 2007, the TCW Select Equities Fund (the "Fund") posted a gain of 17.16%, 16.83% and 16.29% on its I Class, N Class and K Class shares, respectively. The performance of the Fund's classes varies because of differing expenses. The Fund's benchmark returned 19.23% over the same period.

The period began with continued U.S. economic growth and ended with global credit market turbulence that drove significantly higher volatility for all classes of risk assets. Beginning in July, acute problems in the U.S. housing and mortgage finance industries sparked a flight from credit risk that resulted in sharply higher treasury prices and wider credit spreads. August brought further contagion with severe liquidity problems emerging within the "interbank" lending and commercial paper markets. The drama culminated on September 18th with the FOMC's announcement of a 50 basis point cut in both the Federal Funds rate and the rate available at the Fed's discount window. With investors comforted by the Fed's willingness to reflate the economy with broad money and credit growth, market averages rallied to end the period near their 52 week highs.

Strong stock selection and an overweight position in Energy and Information Technology holdings drove the portfolios positive relative performance. Stock picking was strongest within the Consumer Discretionary and Energy sectors and weakest within the Financial and Healthcare sectors. More specifically, our positions in Amazon.com and Schlumberger posted the best relative returns during the period while our positions in Countrywide Financial and Progressive posted the weakest returns. Given the rapid price appreciation in shares of Amazon.com, we have scaled back our position modestly, but continue to hold significant exposure to this leading online retailing franchise. Schlumberger enjoyed further momentum in its various oil field services operations and also in its WesternGeco seismic business. Strong international revenue and profit growth are also helping to offset modest weakness in some North American markets. Countrywide Financial suffered from the well-publicized challenges facing the mortgage finance industry. While trimming our position early in the fourth fiscal quarter helped to mitigate the impact, share weakness through August and September hurt results. We reduced our exposure further when the commercial paper crisis threatened the company's short-term funding requirements. Network Appliance suffered from a slowdown in revenue and profit growth resulting from weakness among financial services customers and we have trimmed our position.

The capital markets continue to send mixed messages, providing ample fodder for debate over the U.S. economy, inflation, and the future direction of Fed policy. As always, our response to these external forces is a focus on long-term fundamentals. We continue to believe that our strategy of identifying the highest quality growth companies available will drive superior long term results. Indeed, the portfolio's performance through the recent credit crisis serves to validate a quality-focused strategy. We are also pleased with the portfolio's international exposure, owing to companies like Schlumberger and Qualcomm that derive a significant portion of their revenues from overseas. In the event that slowing U.S. growth results in a divergence with other global economies, we believe the Fund is well positioned.

US EQUITIES

TCW Select Equities Fund

TCW Select Equities Fund - I Class

TCW Select Equities Fund - N Class

(1)  The total returns do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.

US EQUITIES

TCW Select Equities Fund

TCW Select Equities Fund - K Class

(1)  The total returns do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.

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TCW Small Cap Growth Fund

Management Discussions

For the year ended October 31, 2007, the TCW Small Cap Growth Fund (the "Fund") posted a gain of 32.29% and 31.86% on its I Class and N Class shares, respectively. The performance of the Fund's classes varies because of differing expenses. The Fund's benchmark returned 16.73% over the same period.

The Fund outperformed the benchmark for the one year period ending October 31, 2007. Performance during the year can largely be attributed to strong stock selection in the Information Technology, Consumer Discretionary and Energy sectors. However, this was partially offset by a negative selection effect in the Materials and Health Care sectors.

The Fund's performance in the Information Technology sector was particularly strong during the period. Specifically, performance among our internet software and services stood out, as names such as SINA, Baidu, MercadoLibre and Vocus contributed. Stock selection in software was also noteworthy, with Opsware, Take-Two Interactive and Ansys leading the way in this area. While the Fund is underweight in Consumer Discretionary, the Fund's holdings outperformed this sector versus the benchmark. Focus Media, Ctrip.com and Capella Education were significant contributors, while P.F. Chang's China Bistro and Jamba were detractors. Positive relative performance in the Energy sector was also driven by strong stock selection, as the Fund is overweight and as the Fund's holdings outperformed the index. Leading performers in Energy were Core Laboratories and FMC Technologies.

Despite strong performance from Hansen Medical, WuXi Pharmatech, Onyx Pharmaceuticals and Kinetic Concepts, Health Care was a drag on relative performance during the period. Significant detractors were Palomar Medical Technologies, Nuvelo, FoxHollow and Intermune. Performance in Materials was also negative, as Symyx Technologies and Gammon Lake Resources hurt performance in the sector.

Markets have clearly been unsettled in recent months as concerns over weakening consumer demand due to inflated energy prices and a depressed housing market have prevailed. Amidst this environment, we continue to do what we always do, which is to focus on our long-term discipline of buying companies with favorable growth prospects and strong balance sheets.

TCW Small Cap Growth Fund - I Class

(1)  The total returns do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.

US EQUITIES

TCW Small Cap Growth Fund

TCW Small Cap Growth Fund - N Class

(1)  The total returns do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.

US EQUITIES

TCW Spectrum Fund

Management Discussions

For the year ended October 31, 2007, the TCW Spectrum Fund (the "Fund") posted a gain of 14.24% and 13.84% on its I Class and N Class shares, respectively. The performance of the Fund's classes varies because of differing expenses. The Fund's benchmark returned 14.56% over the same period.

During the fiscal year, the market was driven by strong performance in the energy, materials, technology, utilities, telecommunications, and industrials sectors. Staples and health care, representing about 21% of the market, exhibited positive returns but trailed the benchmark average. Discretionary and financials sectors, representing about 31% of the market, experienced mild declines.

Since the Fund relies on stock selection in pursuit of excess returns, its sector weights are close to those of the benchmark. This year, stock selection was particularly strong in consumer staples and was better than average in energy, industrials, and utilities. Conversely, stock selection was weak in materials, health care, financials, discretionary and technology when compared with the sector averages. Selections in telecommunications were nearly equal to the sector average.

When considering total portfolio contribution, or sector weight and stock selection together, consumer staples and energy were the largest contributors while financials and health care were the largest detractors from performance. On an individual stock basis, Hansen Natural, FMC Technologies and Goodyear Tire were the top contributors to performance. Countrywide Financial, Macy's, and CIT Group were the largest individual detractors from performance.

The Fund's purpose is to achieve consistent, above-average returns through superior stock selection over the long term. We continue to believe that over the long run, this approach can continue to reward investors with attractive returns without undue volatility.

TCW Spectrum Fund - I Class

(1)  The total returns do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.

US EQUITIES

TCW Spectrum Fund

TCW Spectrum Fund - N Class

(1)  The total returns do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.

US EQUITIES

TCW Value Added Fund

Management Discussions

For the year ended October 31, 2007, the TCW Value Added Fund (the "Fund") posted a gain of 1.46%, 1.46%, and 1.83% on its I Class, N Class, and K Class shares, respectively. The performance of the Fund's classes varies because of differing expenses. The Fund's benchmark returned 2.05% over the same period.

The Fund's performance was negatively affected by security selection in the Information Technology and Material sectors. In addition, the unwinding of the credit bubble occurred quite rapidly during July and August as downgrades from the credit agencies forced the liquidation of portfolios holding subprime debt negatively impacted the Fund. The ripple effect of this crisis began with the easy lending practices of mortgage originators to borrowers with sketchy credit histories. The housing downturn began wiping out what little equity homeowners had accumulated in their residences. Moreover, as long term interest rates moved higher, adjustable rate mortgages with resets forced homeowners to default on mortgage payments. The mortgage originators sold subprime loans to investment banks and other intermediaries who packaged and sold them and created structured products such as CDOs (Collateralized Debt Obligations) and the like. Asset managers and hedge funds bought billions of dollars of these securities based on favorable credit ratings bestowed by the ratings agencies. During July, as mortgage defaults began rising, the rating agencies downgraded or placed on negative watch 1,300 recently issued subprime related securities, forcing the liquidation of billions of assets. As a result, highly leveraged subprime bond funds have either collapsed or dropped perilously in value.

With the unfolding of this debacle, the Federal Reserve Board has twice reduced its discount rate and, more recently, reduced the Federal Funds rate by one half of a percentage point to inject liquidity and confidence back into the financial markets. This stabilization measure should allow for a return to normalcy as investors can take advantage of the repricing of equities to build portfolios of solid businesses.

While our portfolio was impacted by turbulent market conditions brought on by the subprime credit issues, we took advantage of the financial distress to position the portfolio for the inevitable market upcycle. In the past few months, many solid companies with pristine balance sheets and no exposure to subprime credit declined as a result of the indiscriminate selling. We purchased a wide range of equities selling at low valuations by selectively adding financials, retailers, industrial, and energy companies, as well as technology companies.

We believe the Fund's investment portfolio is well positioned in attractively valued equities with strong balance sheets and free cash flow. We expect a continuation of takeover activity to drive our performance, given our value oriented investment philosophy which embodies many of the same attractive metrics used by private equity investors in their search for undervalued companies: high ratios of cash flow to enterprise value and low price to earnings ratios. The Fund's portfolio emphasizes companies selling at discounts to their intrinsic value that are priced inefficiently.

US EQUITIES

TCW Value Added Fund

TCW Value Added Fund - I Class

TCW Value Added Fund - N Class

(1)  The total returns do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.

US EQUITIES

TCW Value Added Fund

TCW Value Added Fund - K Class

(1)  The total returns do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.

US EQUITIES

TCW Value Opportunities Fund

Management Discussions

For the year ended October 31, 2007, the TCW Value Opportunities Fund (the "Fund") posted a gain of 8.86%, 8.56% and 8.09% on its I Class, N Class and K Class shares, respectively. The performance of the Fund's classes varies because of differing expenses. The Fund's benchmark returned 9.73% over the same period.

The Fund's performance was negatively affected by security selection in the Consumer Discretionary and Information Technology sectors with the performance of Coldwater Creek the largest detractor. In addition, the unwinding of the credit bubble occurred quite rapidly during July and August as downgrades from the credit agencies forced the liquidation of portfolios holding subprime debt negatively impacted the Fund. The ripple effect of this crisis began with the easy lending practices of mortgage originators to borrowers with sketchy credit histories. The housing downturn began wiping out what little equity homeowners had accumulated in their residences. Moreover, as long term interest rates moved higher, adjustable rate mortgages with resets forced homeowners to default on mortgage payments. The mortgage originators sold subprime loans to investment banks and other intermediaries who packaged and sold them and created structured products such as CDOs (Collateralized Debt Obligations) and the like. Asset managers and hedge funds bought billions of dollars of these securities based on favorable credit ratings bestowed by the ratings agencies. During July, as mortgage defaults began rising, the rating agencies downgraded or placed on negative watch 1,300 recently issued subprime related securities, forcing the liquidation of billions of assets. As a result, highly leveraged subprime bond funds have either collapsed or dropped perilously in value.

With the unfolding of this debacle, the Federal Reserve Board has twice reduced its discount rate and, more recently, reduced the Federal Funds rate by one half of a percentage point to inject liquidity and confidence back into the financial markets. This stabilization measure should allow for a return to normalcy as investors can take advantage of the repricing of equities to build portfolios of solid businesses.

While our portfolio was impacted by turbulent market conditions brought on by the subprime credit issues, we took advantage of the financial distress to position the portfolio for the inevitable market upcycle. In the past few months, many solid companies with pristine balance sheets and no exposure to subprime credit declined as a result of the indiscriminate selling. We purchased a wide range of equities selling at low valuations by selectively adding financials, retailers, industrial, and energy companies, as well as technology companies.

We believe the Fund's investment portfolio is well positioned in attractively valued equities with strong balance sheets and free cash flow. We expect a continuation of takeover activity to drive our performance, given our value oriented investment philosophy which embodies many of the same attractive metrics used by private equity investors in their search for undervalued companies: high ratios of cash flow to enterprise value and low price to earnings ratios. The Fund's portfolio emphasizes companies selling at discounts to their intrinsic value that are priced inefficiently.

US EQUITIES

TCW Value Opportunities Fund

TCW Value Opportunities Fund - I Class

TCW Value Opportunities Fund - N Class

(1)  The total returns do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.

US EQUITIES

TCW Value Opportunities Fund

TCW Value Opportunities Fund - K Class

(1)  The total returns do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.

US EQUITIES

TCW Conservative LifePlan Fund

Management Discussions

For the period November 16, 2006 (commencement of operations) through October 31, 2007, the TCW Conservative LifePlan Fund (the "Fund") posted a gain of 7.13% and 7.03% on its I Class and N Class shares, respectively. The performance of the Fund's classes varies because of differing expenses. The Fund's benchmark posted a return of 8.28% over the same period.

Virtually all of the underperformance was attributable to our allocation to the TCW Spectrum Fund (formerly named the TCW Large Cap Core Fund) and the TCW Core Fixed Income Fund. Both of these strategies underperformed their respective benchmarks, the S&P 500 Index and the Lehman Aggregate Index, which are also the two components of the Fund's benchmark. Our small allocation to the TCW Large Cap Growth Fund helped performance during the period, due to the fund's strong return of almost 19%.

We did not make any significant changes to our policy allocation during the first quarter of 2007. In early June, the allocation to the TCW Large Cap Growth Fund was reduced by five percentage points to a total weighting of 10% while the TCW Spectrum Fund position was increased by an equal amount to approximately 27%. On the fixed income side, the TCW Core Fixed Income Fund was reduced ten percentage points bringing the allocation down to slightly less than half, while the TCW Money Market Fund position was increased to 15%. During the third quarter, we reduced our position in the TCW Money Market Fund from approximately 15% of the overall allocation down to 5%, increased our position in the TCW Spectrum Fund from roughly 30% to 42%, and reduced our allocation to the TCW Large Cap Growth Fund from 9% to 3%.

TCW Conservative LifePlan Fund - I Class

(1)  The total returns do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.

US EQUITIES

TCW Conservative LifePlan Fund

TCW Conservative LifePlan Fund - N Class

(1)  The total returns do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.

US EQUITIES

TCW Moderate LifePlan Fund

Management Discussions

For the period November 16, 2006 (commencement of operations) through October 31, 2007, the TCW Moderate LifePlan Fund (the "Fund") posted a gain of 12.32% on both I Class and N Class shares. The Fund's benchmark posted a return of 10.01% over the same period.

The largest position in the portfolio, the TCW Large Cap Growth Fund (30%) significantly outperformed. The TCW Large Cap Growth Fund was over 500 basis points ahead of the Russell 1000 Index which is the overall benchmark for the equity portion of the portfolio. The equity returns were also benefited by our allocation to the TCW Growth Equities Fund which returned over 50% during the period, but the fund only represented 5-8% of the allocation. On the fixed income side of the portfolio, both the TCW Core Fixed Income and TCW High Yield Bonds were slightly behind their respective benchmarks, so performance was helped by the underweight positions in those funds.

We did not make any significant changes to our policy allocation during the first or second quarters of 2007. In mid-August, we reduced our allocation to the TCW Core Fixed Income Fund and increased our exposure to several of the equity strategies. The TCW Core Fixed Income Fund was reduced 25% of the Fund's investment portfolio, while the TCW Large Cap Growth Fund was increased to 28%, the TCW Diversified Value Fund to 12%, the TCW Growth Equities Fund to 7%, and the TCW Value Opportunities Fund to 8%. The TCW Spectrum Fund and High Yield Bond Funds were unchanged at 15% and 5%, respectively.

TCW Moderate LifePlan Fund - I Class

(1)  The total returns do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.

US EQUITIES

TCW Moderate LifePlan Fund

TCW Moderate LifePlan Fund - N Class

(1)  The total returns do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.

US EQUITIES

TCW Aggressive LifePlan Fund

Management Discussions

For the period November 16, 2006 (commencement of operations) through October 31, 2007, the TCW Aggressive LifePlan Fund (the "Fund") posted a gain of 12.86% and 12.66% on its I Class and N Class shares, respectively. The performance of the Fund's classes varies because of differing expenses. The Fund's benchmark posted a return of 11.08% over the same period.

The Fund was able to outperform the benchmark as the allocations to the TCW Large Cap Growth and TCW Growth Equities Funds produced strong returns and we had an under-allocation to the TCW Core Fixed Income Fund. The TCW Growth Equities Fund produced a very strong return of over 50% since the inception of the Fund during the quarter. Allocations to the TCW Diversified Value, TCW Relative Value Small Cap and TCW Value Opportunities Funds were a drag on relative performance, and they all underperformed their respective benchmarks.

We did not make any significant changes to our policy allocation during the first quarter of 2007. In early June, we increased the allocation to the TCW Diversified Value Fund by six percentage points to 22%, while the TCW Growth Equities Fund was reduced to 5% and the TCW Value Opportunities Fund was reduced to 12% of the overall allocation. In mid-August, we reduced the allocation to the TCW Core Fixed Income Fund by half and the assets were moved into the TCW Growth Equities and the TCW Relative Value Small Cap Funds.

TCW Aggressive LifePlan Fund - I Class

(1)  The total returns do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.

US EQUITIES

TCW Aggressive LifePlan Fund

TCW Aggressive LifePlan Fund - N Class

(1)  The total returns do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.

US EQUITIES

TCW Global Aggressive LifePlan Fund

Management Discussions

For the period November 16, 2006 (commencement of operations) through October 31, 2007, the TCW Global Aggressive LifePlan Fund (the "Fund") posted a gain of 10.23% and 10.13% on its I Class and N Class shares, respectively. The performance of the Fund's classes varies because of differing expenses. The Fund's benchmark posted a return of 16.47% over the same period.

Virtually all of the Fund's underperformance since inception has been due to its allocation to the TCW Global Equities Fund. The TCW Global Equities Fund was almost 340 basis points behind its official benchmark, the MSCI World Index, and this fund accounted for approximately 35% of the Fund's portfolio. The TCW Diversified Value, TCW Relative Value Small Cap and TCW Value Opportunities Funds were a drag on relative performance as they all underperformed their respective benchmarks during the period.

We did not make any significant changes to our policy allocation since the inception of the Fund.

TCW Global Aggressive LifePlan Fund - I Class

(1)  The total returns do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.

US EQUITIES

TCW Global Aggressive LifePlan Fund

TCW Global Aggressive LifePlan Fund - N Class

(1)  The total returns do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.

US EQUITIES

TCW Balanced Fund

Schedule of Investments	October 31, 2007

Principal Amount	Fixed Income Securities	Value
	U.S. Government Agency Obligations (18.4% of Net Assets)
$100,000	Federal Home Loan Mortgage Corp., 4.75%, due 01/19/16	$99,129
140,000	Federal Home Loan Mortgage Corp., 5.25%, due 07/18/11	143,422
997,793	Federal Home Loan Mortgage Corp., 5.5%, due 09/01/37	982,487
100,000	Federal National Mortgage Association, 6%, due 08/22/16	100,887
498,481	Government National Mortgage Association, 5.5%, due 07/15/37	495,351
	Total U.S. Government Agency Obligations	1,821,276
	U.S. Government Obligations (15.2%)
20,000	U.S. Treasury Bond, 4.5%, due 02/15/36	19,194
100,000	U.S. Treasury Bond, 4.875%, due 08/15/16	103,156
100,000	U.S. Treasury Bond, 6.125%, due 11/15/27	116,937
50,000	U.S. Treasury Bond, 6.125%, due 08/15/29	58,976
100,000	U.S. Treasury Bond, 7.125%, due 02/15/23	125,297
200,000	U.S. Treasury Note, 4.125%, due 05/15/15	197,218
250,000	U.S. Treasury Note, 4.625%, due 08/31/11	255,000
50,000	U.S. Treasury Note, 4.875%, due 06/30/12	51,539
580,000	U.S. Treasury Note, 5.125%, due 06/30/08	583,532
	Total U.S. Government Obligations	1,510,849
	Total Fixed Income Securities (Cost: $3,285,053) (33.6%)	3,332,125
Number of Shares	Common Stock
	Aerospace & Defense (1.7%)
2,850	Honeywell International, Inc.	172,168
	Automobiles (1.5%)
3,745	General Motors Corp.	146,767
	Biotechnology (1.8%)
1,150	Amgen, Inc.	66,826	*
9,350	Millennium Pharmaceuticals, Inc.	110,517	*
	Total Biotechnology	177,343
	Capital Markets (2.3%)
1,050	Legg Mason, Inc.	87,087
2,150	Merrill Lynch & Co., Inc.	141,943
	Total Capital Markets	229,030
	Commercial Services & Supplies (0.6%)
1,500	Waste Management, Inc.	54,585
	Communications Equipment (1.6%)
10,468	Alcatel-Lucent (ADR)	101,435
3,250	Motorola, Inc.	61,067
	Total Communications Equipment	162,502

See accompanying notes to financial statements.

US EQUITIES

TCW Balanced Fund

Schedule of Investments (Continued)

Number of Shares	Common Stock	Value
	Computers & Peripherals (3.7%)
2,700	Hewlett-Packard Co.	$139,536
2,000	International Business Machines Corp.	232,240
	Total Computers & Peripherals	371,776
	Consumer Finance (1.2%)
1,900	American Express Co.	115,805
	Diversified Financial Services (3.7%)
2,700	Citigroup, Inc.	113,130
5,350	JPMorgan Chase & Co.	251,450
	Total Diversified Financial Services	364,580
	Diversified Telecommunication Services (4.3%)
5,850	AT&T, Inc.	244,471
25,900	Qwest Communications International, Inc.	185,962	*
	Total Diversified Telecommunication Services	430,433
	Electric Utilities (1.5%)
3,100	American Electric Power Co., Inc.	149,451
	Electronic Equipment & Instruments (2.0%)
9,015	Flextronics International, Ltd.	110,975	*
2,387	Tyco Electronics, Ltd.	85,144
	Total Electronic Equipment & Instruments	196,119
	Food Products (2.1%)
6,100	Kraft Foods, Inc., Class A	203,801
	Health Care Equipment & Supplies (1.4%)
5,550	Boston Scientific Corp.	76,979	*
1,587	Covidien, Ltd.	66,019
	Total Health Care Equipment & Supplies	142,998
	Health Care Providers & Services (2.0%)
2,500	Aetna, Inc.	140,425
17,550	Tenet Healthcare Corp.	61,601	*
	Total Health Care Providers & Services	202,026
	Household Durables (1.4%)
2,850	Sony Corp. (ADR)	140,961
	Household Products (1.5%)
2,100	Kimberly-Clark Corp.	148,869
	Industrial Conglomerates (2.1%)
4,200	General Electric Co.	172,872
937	Tyco International, Ltd.	38,576
	Total Industrial Conglomerates	211,448

See accompanying notes to financial statements.

US EQUITIES

TCW Balanced Fund

October 31, 2007

Number of Shares	Common Stock	Value
	Insurance (2.9%)
1,900	American International Group, Inc.	$119,928
3,250	Travelers Cos., Inc. (The)	169,683
	Total Insurance	289,611
	Leisure Equipment & Products (0.9%)
4,200	Mattel, Inc.	87,738
	Media (3.5%)
4,800	Comcast Corp., Class A	101,040	*
5,900	Interpublic Group of Cos., Inc. (The)	61,065	*
10,300	Time Warner, Inc.	188,078
	Total Media	350,183
	Metals & Mining (0.7%)
1,450	Newmont Mining Corp.	73,747
	Multi-Utilities (0.1%)
100	Ameren Corp.	5,406
	Oil, Gas & Consumable Fuels (4.1%)
2,300	Chevron Corp.	210,473
2,300	ConocoPhillips	195,408
	Total Oil, Gas & Consumable Fuels	405,881
	Paper & Forest Products (2.1%)
3,500	Louisiana-Pacific Corp.	57,610
4,400	MeadWestvaco Corp.	148,016
	Total Paper & Forest Products	205,626
	Personal Products (2.3%)
5,500	Avon Products, Inc.	225,390
	Pharmaceuticals (2.7%)
6,800	Pfizer, Inc.	167,348
3,450	Watson Pharmaceuticals, Inc.	105,432	*
	Total Pharmaceuticals	272,780
	Road & Rail (1.6%)
3,550	CSX Corp.	158,934
	Semiconductors & Semiconductor Equipment (0.8%)
11,850	LSI Corp.	78,210	*
	Specialty Retail (1.3%)
5,500	Circuit City Stores, Inc.	43,615
4,550	Gap, Inc. (The)	85,995
	Total Specialty Retail	129,610

See accompanying notes to financial statements.

US EQUITIES

TCW Balanced Fund

Schedule of Investments (Continued)

Number of Shares	Common Stock	Value
	Thrifts & Mortgage Finance (2.1%)
3,650	Fannie Mae	$208,196
	Total Common Stock (Cost: $5,697,393) (61.5%)	6,111,974
Principal Amount	Short-Term Investments
$550,917	State Street Bank & Trust Depository Reserve, 3%	550,917
	Total Short-Term Investments (Cost: $550,917) (5.5%)	550,917
	Total Investments (Cost: $9,533,363) (100.6%)	9,995,016
	Liabilities in Excess of Other Assets (– 0.6%)	(63,317)
	Net Assets (100.0%)	$9,931,699

Notes to the Schedule of Investments:

ADR   -   American Depositary Receipt. Shares of a foreign based corporation held in U.S. banks entitling the shareholder to all dividends and capital gains.

  *  Non-income producing.

See accompanying notes to financial statements.

US EQUITIES

TCW Balanced Fund

Investments by Industry	October 31, 2007

Industry *	Percentage of Net Assets
Aerospace & Defense	1.7%
Automobiles	1.5
Biotechnology	1.8
Capital Markets	2.3
Commercial Services & Supplies	0.6
Communications Equipment	1.6
Computers & Peripherals	3.7
Consumer Finance	1.2
Diversified Financial Services	3.7
Diversified Telecommunication Services	4.3
Electric Utilities	1.5
Electronic Equipment & Instruments	2.0
Food Products	2.1
Health Care Equipment & Supplies	1.4
Health Care Providers & Services	2.0
Household Durables	1.4
Household Products	1.5
Industrial Conglomerates	2.1
Insurance	2.9
Leisure Equipment & Products	0.9
Media	3.5
Metals & Mining	0.7
Multi-Utilities	0.1
Oil, Gas & Consumable Fuels	4.1
Paper & Forest Products	2.1
Personal Products	2.3
Pharmaceuticals	2.7
Road & Rail	1.6
Semiconductors & Semiconductor Equipment	0.8
Specialty Retail	1.3
Thrifts & Mortgage Finance	2.1
U.S. Government Agency Obligations	18.4
U.S. Government Obligations	15.2
Short-Term Investments	5.5
Total	100.6%

*  These classifications are unaudited.

See accompanying notes to financial statements.

US EQUITIES

TCW Diversified Value Fund

Schedule of Investments

Number of Shares	Common Stock	Value
	Aerospace & Defense (2.7% of Net Assets)
457,709	Honeywell International, Inc.	$27,650,201
	Automobiles (2.2%)
589,690	General Motors Corp.	23,109,951
	Biotechnology (2.6%)
184,000	Amgen, Inc.	10,692,240	*
1,398,200	Millennium Pharmaceuticals, Inc.	16,526,724	*
	Total Biotechnology	27,218,964
	Capital Markets (3.2%)
126,200	Legg Mason, Inc.	10,467,028
335,300	Merrill Lynch & Co., Inc.	22,136,506
	Total Capital Markets	32,603,534
	Commercial Services & Supplies (0.7%)
211,600	Waste Management, Inc.	7,700,124
	Communications Equipment (2.3%)
1,396,700	Alcatel-Lucent (ADR)	13,534,023
555,500	Motorola, Inc.	10,437,845
	Total Communications Equipment	23,971,868
	Computers & Peripherals (5.7%)
413,557	Hewlett-Packard Co.	21,372,626
321,600	International Business Machines Corp.	37,344,192
	Total Computers & Peripherals	58,716,818
	Consumer Finance (1.8%)
298,150	American Express Co.	18,172,242
	Diversified Financial Services (4.6%)
316,500	Citigroup, Inc.	13,261,350
736,818	JPMorgan Chase & Co.	34,630,446
	Total Diversified Financial Services	47,891,796
	Diversified Telecommunication Services (6.5%)
919,800	AT&T, Inc.	38,438,442
4,065,800	Qwest Communications International, Inc.	29,192,444	*
	Total Diversified Telecommunication Services	67,630,886
	Electric Utilities (2.5%)
527,250	American Electric Power Co., Inc.	25,418,722
	Electronic Equipment & Instruments (3.1%)
1,507,094	Flextronics International, Ltd.	18,552,327	*
365,525	Tyco Electronics, Ltd.	13,038,277
	Total Electronic Equipment & Instruments	31,590,604

See accompanying notes to financial statements.

US EQUITIES

TCW Diversified Value Fund

October 31, 2007

Number of Shares	Common Stock	Value
	Food Products (2.9%)
898,100	Kraft Foods, Inc., Class A	$30,005,521
	Health Care Equipment & Supplies (2.1%)
813,900	Boston Scientific Corp.	11,288,793	*
260,025	Covidien, Ltd.	10,817,040
	Total Health Care Equipment & Supplies	22,105,833
	Health Care Providers & Services (2.9%)
392,700	Aetna, Inc.	22,057,959
2,174,450	Tenet Healthcare Corp.	7,632,320	*
	Total Health Care Providers & Services	29,690,279
	Household Durables (1.8%)
379,000	Sony Corp. (ADR)	18,745,340
	Household Products (2.3%)
339,650	Kimberly-Clark Corp.	24,077,789
	Industrial Conglomerates (3.6%)
664,400	General Electric Co.	27,346,704
244,225	Tyco International, Ltd.	10,054,743
	Total Industrial Conglomerates	37,401,447
	Insurance (4.6%)
326,150	American International Group, Inc.	20,586,588
508,100	Travelers Cos., Inc. (The)	26,527,901
	Total Insurance	47,114,489
	Leisure Equipment & Products (1.3%)
648,500	Mattel, Inc.	13,547,165
	Media (5.9%)
903,500	Comcast Corp., Class A	19,018,675	*
1,030,100	Interpublic Group of Cos., Inc. (The)	10,661,535	*
1,700,350	Time Warner, Inc.	31,048,391
	Total Media	60,728,601
	Metals & Mining (1.1%)
224,600	Newmont Mining Corp.	11,423,156
	Multi-Utilities (0.0%)
3,000	Ameren Corp.	162,180
	Oil, Gas & Consumable Fuels (6.1%)
365,500	Chevron Corp.	33,446,905
350,244	ConocoPhillips	29,756,730
	Total Oil, Gas & Consumable Fuels	63,203,635

See accompanying notes to financial statements.

US EQUITIES

TCW Diversified Value Fund

Schedule of Investments (Continued)

Number of Shares	Common Stock	Value
	Paper & Forest Products (3.2%)
632,000	Louisiana-Pacific Corp.	$10,402,720
680,900	MeadWestvaco Corp.	22,905,476
	Total Paper & Forest Products	33,308,196
	Personal Products (3.3%)
826,000	Avon Products, Inc.	33,849,480
	Pharmaceuticals (4.4%)
1,092,500	Pfizer, Inc.	26,886,425
600,900	Watson Pharmaceuticals, Inc.	18,363,504	*
	Total Pharmaceuticals	45,249,929
	Road & Rail (2.4%)
552,100	CSX Corp.	24,717,517
	Semiconductors & Semiconductor Equipment (1.2%)
1,873,700	LSI Corp.	12,366,420	*†
	Specialty Retail (1.8%)
644,100	Circuit City Stores, Inc.	5,107,713
700,700	Gap, Inc. (The)	13,243,230
	Total Specialty Retail	18,350,943
	Thrifts & Mortgage Finance (3.3%)
590,900	Fannie Mae	33,704,936
	Total Common Stock (Cost: $873,304,173) (92.1%)	951,428,566
Number of Shares	Short-Term Investments
	Money Market Investments (1.2%)
12,292,016	Navigator Money Market Fund, 5.03%	12,292,016	**
Principal Amount	Other Short-Term Investments (9.3%)
$96,319,107	State Street Bank & Trust Depository Reserve, 3%	96,319,107
	Total Short-Term Investments (Cost: $108,611,123) (10.5%)	108,611,123
	Total Investments (Cost: $981,915,296) (102.6%)	1,060,039,689
	Liabilities in Excess of Other Assets (– 2.6%)	(26,514,117)
	Net Assets (100.0%)	$1,033,525,572

Notes to the Schedule of Investments:

ADR   -   American Depositary Receipt. Shares of a foreign based corporation held in U.S. banks entitling the shareholder to all dividends and capital gains.

  *  Non-income producing.

  **  Represents investment of security lending collateral (Note 3).

  †  Security partially or fully lent (Note 3).

See accompanying notes to financial statements.

US EQUITIES

TCW Diversified Value Fund

Investments by Industry	October 31, 2007

Industry *	Percentage of Net Assets
Aerospace & Defense	2.7%
Automobiles	2.2
Biotechnology	2.6
Capital Markets	3.2
Commercial Services & Supplies	0.7
Communications Equipment	2.3
Computers & Peripherals	5.7
Consumer Finance	1.8
Diversified Financial Services	4.6
Diversified Telecommunication Services	6.5
Electric Utilities	2.5
Electronic Equipment & Instruments	3.1
Food Products	2.9
Health Care Equipment & Supplies	2.1
Health Care Providers & Services	2.9
Household Durables	1.8
Household Products	2.3
Industrial Conglomerates	3.6
Insurance	4.6
Leisure Equipment & Products	1.3
Media	5.9
Metals & Mining	1.1
Multi-Utilities	0.0 **
Oil, Gas & Consumable Fuels	6.1
Paper & Forest Products	3.2
Personal Products	3.3
Pharmaceuticals	4.4
Road & Rail	2.4
Semiconductors & Semiconductor Equipment	1.2
Specialty Retail	1.8
Thrifts & Mortgage Finance	3.3
Short-Term Investments	10.5
Total	102.6%

  *  These classifications are unaudited.

**  Value rounds to less than 0.1% of net assets

See accompanying notes to financial statements.

US EQUITIES

TCW Dividend Focused Fund

Schedule of Investments

Number of Shares	Common Stock	Value
	Aerospace & Defense (2.0% of Net Assets)
595,300	Honeywell International, Inc.	$35,962,073
	Automobiles (2.3%)
1,042,940	General Motors Corp.	40,872,819
	Capital Markets (2.9%)
826,400	Blackstone Group, LP (The)	21,015,352	*
469,500	Merrill Lynch & Co., Inc.	30,996,390
	Total Capital Markets	52,011,742
	Chemicals (4.3%)
1,158,400	Du Pont (E.I.) de Nemours & Co.	57,352,384
428,000	Lyondell Chemical Co.	20,308,600
	Total Chemicals	77,660,984
	Commercial Services & Supplies (1.3%)
625,400	Waste Management, Inc.	22,758,306
	Communications Equipment (2.5%)
2,847,900	Alcatel-Lucent (ADR)	27,596,151
881,600	Motorola, Inc.	16,565,264
	Total Communications Equipment	44,161,415
	Computers & Peripherals (5.6%)
725,600	Hewlett-Packard Co.	37,499,008
551,600	International Business Machines Corp.	64,051,792
	Total Computers & Peripherals	101,550,800
	Containers & Packaging (3.0%)
1,688,500	Packaging Corp. of America	53,761,840
	Diversified Financial Services (5.1%)
988,900	Citigroup, Inc.	41,434,910
1,059,600	JPMorgan Chase & Co.	49,801,200
	Total Diversified Financial Services	91,236,110
	Diversified Telecommunication Services (9.1%)
1,506,300	AT&T, Inc.	62,948,277
1,330,204	BCE, Inc.	58,010,196	†
2,523,000	Qwest Communications International, Inc.	18,115,140	*
1,844,654	Windstream Corp.	24,810,596
	Total Diversified Telecommunication Services	163,884,209
	Electric Utilities (2.5%)
929,000	American Electric Power Co., Inc.	44,787,090

See accompanying notes to financial statements.

US EQUITIES

TCW Dividend Focused Fund

October 31, 2007

Number of Shares	Common Stock	Value
	Electronic Equipment & Instruments (1.0%)
526,900	Tyco Electronics, Ltd.	$18,794,523
	Food Products (4.6%)
1,500,900	Kraft Foods, Inc., Class A	50,145,069
2,005,100	Sara Lee Corp.	33,164,354
	Total Food Products	83,309,423
	Health Care Providers & Services (2.7%)
597,300	Aetna, Inc.	33,550,341
4,494,785	Tenet Healthcare Corp.	15,776,695	*†
	Total Health Care Providers & Services	49,327,036
	Household Durables (1.1%)
387,100	Sony Corp. (ADR)	19,145,966
	Household Products (2.3%)
579,100	Kimberly-Clark Corp.	41,052,399
	Industrial Conglomerates (4.1%)
1,337,800	General Electric Co.	55,063,848
474,500	Tyco International, Ltd.	19,535,165
	Total Industrial Conglomerates	74,599,013
	Insurance (5.0%)
403,400	American International Group, Inc.	25,462,608
443,700	Chubb Corp. (The)	23,671,395
765,900	Travelers Cos., Inc. (The)	39,987,639
	Total Insurance	89,121,642
	Leisure Equipment & Products (1.3%)
1,134,700	Mattel, Inc.	23,703,883
	Media (2.9%)
806,250	Comcast Corp., Class A	16,971,563	*
1,572,100	Regal Entertainment Group, Class A	35,482,297	†
	Total Media	52,453,860
	Multi-Utilities (0.0%)
5,100	Ameren Corp.	275,706
	Oil, Gas & Consumable Fuels (5.7%)
598,800	Chevron Corp.	54,796,188
558,400	ConocoPhillips	47,441,664
	Total Oil, Gas & Consumable Fuels	102,237,852

See accompanying notes to financial statements.

US EQUITIES

TCW Dividend Focused Fund

Schedule of Investments (Continued)

Number of Shares	Common Stock	Value
	Paper & Forest Products (3.2%)
1,065,700	Louisiana-Pacific Corp.	$17,541,422
1,200,000	MeadWestvaco Corp.	40,368,000
	Total Paper & Forest Products	57,909,422
	Personal Products (2.7%)
1,183,400	Avon Products, Inc.	48,495,732
	Pharmaceuticals (3.9%)
1,946,900	Pfizer, Inc.	47,913,209
730,600	Watson Pharmaceuticals, Inc.	22,327,136	*
	Total Pharmaceuticals	70,240,345
	Real Estate Investment Trust (REITs) (1.7%)
1,068,100	CapitalSource, Inc.	19,460,782	†
267,400	Hospitality Properties Trust	10,589,040
	Total Real Estate Investment Trust (REITs)	30,049,822
	Road & Rail (3.5%)
811,600	CSX Corp.	36,335,332
203,100	Union Pacific Corp.	26,004,924
	Total Road & Rail	62,340,256
	Specialty Retail (1.9%)
1,502,500	Circuit City Stores, Inc.	11,914,825
1,143,900	Gap, Inc. (The)	21,619,710
	Total Specialty Retail	33,534,535
	Thrifts & Mortgage Finance (4.8%)
992,900	Fannie Mae	56,635,016
1,635,400	New York Community Bancorp, Inc.	30,434,794
	Total Thrifts & Mortgage Finance	87,069,810
	Wireless Telecommunication Services (1.6%)
416,200	Alltel Corp.	29,612,630
	Total Common Stock (Cost: $1,449,535,404) (94.6%)	1,701,921,243
Number of Shares	Short-Term Investments
	Money Market Investments (3.5%)
63,863,682	Navigator Money Market Fund, 5.03%	63,863,682	**

See accompanying notes to financial statements.

US EQUITIES

TCW Dividend Focused Fund

October 31, 2007

Principal Amount	Other Short-Term Investments (5.1%)	Value
$91,314,979	State Street Bank & Trust Depository Reserve, 3%	$91,314,979
	Total Short-Term Investments (Cost: $155,178,661) (8.6%)	155,178,661
	Total Investments (Cost: $1,604,714,065) (103.2%)	1,857,099,904
	Liabilities in Excess of Other Assets (– 3.2%)	(58,136,687)
	Net Assets (100.0%)	$1,798,963,217

Notes to the Schedule of Investments:

ADR   -   American Depositary Receipt. Shares of a foreign based corporation held in U.S. banks entitling the shareholder to all dividends and capital gains.

  *  Non-income producing.

  **  Represents investment of security lending collateral (Note 3).

  †  Security partially or fully lent (Note 3).

See accompanying notes to financial statements.

US EQUITIES

TCW Dividend Focused Fund

Investments by Industry	October 31, 2007

Industry *	Percentage of Net Assets
Aerospace & Defense	2.0%
Automobiles	2.3
Capital Markets	2.9
Chemicals	4.3
Commercial Services & Supplies	1.3
Communications Equipment	2.5
Computers & Peripherals	5.6
Containers & Packaging	3.0
Diversified Financial Services	5.1
Diversified Telecommunication Services	9.1
Electric Utilities	2.5
Electronic Equipment & Instruments	1.0
Food Products	4.6
Health Care Providers & Services	2.7
Household Durables	1.1
Household Products	2.3
Industrial Conglomerates	4.1
Insurance	5.0
Leisure Equipment & Products	1.3
Media	2.9
Multi-Utilities	0.0 **
Oil, Gas & Consumable Fuels	5.7
Paper & Forest Products	3.2
Personal Products	2.7
Pharmaceuticals	3.9
Real Estate Investment Trust (REITs)	1.7
Road & Rail	3.5
Specialty Retail	1.9
Thrifts & Mortgage Finance	4.8
Wireless Telecommunication Services	1.6
Short-Term Investments	8.6
Total	103.2%

  *  These classifications are unaudited.

**  Value rounds to less than 0.1% of net assets

See accompanying notes to financial statements.

US EQUITIES

TCW Equities Fund

Schedule of Investments	October 31, 2007

Number of Shares	Common Stock	Value
	Aerospace & Defense (5.7% of Net Assets)
20,210	Honeywell International, Inc.	$1,220,886
17,065	Lockheed Martin Corp.	1,877,833
13,040	Northrop Grumman Corp.	1,090,405
	Total Aerospace & Defense	4,189,124
	Air Freight & Logistics (4.4%)
17,815	FedEx Corp.	1,841,002
18,512	United Parcel Service, Inc., Class B	1,390,251
	Total Air Freight & Logistics	3,231,253
	Biotechnology (0.9%)
8,315	Genzyme Corp.	631,691	*
	Capital Markets (3.1%)
2,964	Goldman Sachs Group, Inc.	734,835
9,000	Lehman Brothers Holdings, Inc.	570,060
8,300	Merrill Lynch & Co., Inc.	547,966
17,230	The Charles Schwab Corp.	400,425
	Total Capital Markets	2,253,286
	Chemicals (5.1%)
16,065	Air Products & Chemicals, Inc.	1,571,960
33,412	Ecolab, Inc.	1,576,044
6,650	Praxair, Inc.	568,442
	Total Chemicals	3,716,446
	Commercial Banks (3.0%)
64,167	Wells Fargo & Co.	2,182,320
	Commercial Services & Supplies (1.9%)
37,400	Waste Management, Inc.	1,360,986
	Communications Equipment (2.7%)
23,500	Corning, Inc.	570,345
31,150	Motorola, Inc.	585,308
20,700	Nokia Oyj (ADR)	822,204
	Total Communications Equipment	1,977,857
	Diversified Financial Services (7.6%)
35,900	CIT Group, Inc.	1,265,116
51,087	Citigroup, Inc.	2,140,545
45,708	JPMorgan Chase & Co.	2,148,276
	Total Diversified Financial Services	5,553,937
	Electric Utilities (1.5%)
13,680	Exelon Corp.	1,132,430

See accompanying notes to financial statements.

US EQUITIES

TCW Equities Fund

Schedule of Investments (Continued)

Number of Shares	Common Stock	Value
	Electrical Equipment (3.0%)
42,640	Emerson Electric Co.	$2,228,793
	Energy Equipment & Services (9.0%)
16,350	Baker Hughes, Inc.	1,417,872
32,005	Halliburton Co.	1,261,637
14,990	Noble Corp.	793,721
9,360	Schlumberger, Ltd.	903,895
18,644	Transocean, Inc.	2,225,534	*
	Total Energy Equipment & Services	6,602,659
	Food & Staples Retailing (2.5%)
5,875	Costco Wholesale Corp.	395,153
42,035	Sysco Corp.	1,441,380
	Total Food & Staples Retailing	1,836,533
	Food Products (2.1%)
64,900	ConAgra Foods, Inc.	1,540,077
	Health Care Equipment & Supplies (0.6%)
31,700	Boston Scientific Corp.	439,679	*
	Health Care Providers & Services (6.9%)
32,700	Cardinal Health, Inc.	2,224,581
31,375	McKesson Corp.	2,073,888
14,700	UnitedHealth Group, Inc.	722,505
	Total Health Care Providers & Services	5,020,974
	Household Products (3.6%)
38,400	Procter & Gamble Co. (The)	2,669,568
	Industrial Conglomerates (0.8%)
14,415	General Electric Co.	593,321
	Insurance (6.6%)
9,075	Allstate Corp.	475,530
47,000	American International Group, Inc.	2,966,640
11,550	Hartford Financial Services Group	1,120,697
11,130	Marsh & McLennan Cos., Inc.	288,156
	Total Insurance	4,851,023
	Machinery (5.9%)
27,885	Danaher Corp.	2,388,908
24,315	Flowserve Corp.	1,919,912
	Total Machinery	4,308,820
	Metals & Mining (1.6%)
11,300	Allegheny Technologies, Inc.	1,154,521

See accompanying notes to financial statements.

US EQUITIES

TCW Equities Fund

October 31, 2007

Number of Shares	Common Stock	Value
	Multiline Retail (1.8%)
24,600	Kohl's Corp.	$1,352,262	*
	Oil, Gas & Consumable Fuels (7.4%)
6,200	Apache Corp.	643,622
37,471	Exxon Mobil Corp.	3,446,957
10,570	Peabody Energy Corp.	589,278
10,615	Valero Energy Corp.	747,614
	Total Oil, Gas & Consumable Fuels	5,427,471
	Pharmaceuticals (1.5%)
16,800	Johnson & Johnson	1,094,856
	Road & Rail (2.3%)
11,000	CSX Corp.	492,470
22,950	Norfolk Southern Corp.	1,185,368
	Total Road & Rail	1,677,838
	Semiconductors & Semiconductor Equipment (4.4%)
38,690	Microchip Technology, Inc.	1,283,347
59,905	Texas Instruments, Inc.	1,952,903
	Total Semiconductors & Semiconductor Equipment	3,236,250
	Specialty Retail (3.6%)
19,135	Best Buy Co., Inc.	928,430
36,600	Lowe's Companies, Inc.	984,174
25,500	TJX Companies, Inc. (The)	737,715
	Total Specialty Retail	2,650,319
	Total Common Stock (Cost: $56,880,623) (99.5%)	72,914,294
	Total Investments (Cost: $56,880,623) (99.5%)	72,914,294
	Excess of Other Assets over Liabilities (0.5%)	389,531
	Net Assets (100.0%)	$73,303,825

Notes to the Schedule of Investments:

ADR   -  American Depositary Receipt. Shares of a foreign based corporation held in U.S. banks entitling the shareholder to all dividends and capital gains.

  *  Non-income producing.

See accompanying notes to financial statements.

US EQUITIES

TCW Equities Fund

Investments by Industry	October 31, 2007

Industry *	Percentage of Net Assets
Aerospace & Defense	5.7%
Air Freight & Logistics	4.4
Biotechnology	0.9
Capital Markets	3.1
Chemicals	5.1
Commercial Banks	3.0
Commercial Services & Supplies	1.9
Communications Equipment	2.7
Diversified Financial Services	7.6
Electric Utilities	1.5
Electrical Equipment	3.0
Energy Equipment & Services	9.0
Food & Staples Retailing	2.5
Food Products	2.1
Health Care Equipment & Supplies	0.6
Health Care Providers & Services	6.9
Household Products	3.6
Industrial Conglomerates	0.8
Insurance	6.6
Machinery	5.9
Metals & Mining	1.6
Multiline Retail	1.8
Oil, Gas & Consumable Fuels	7.4
Pharmaceuticals	1.5
Road & Rail	2.3
Semiconductors & Semiconductor Equipment	4.4
Specialty Retail	3.6
Total	99.5%

*  These classifications are unaudited.

See accompanying notes to financial statements.

US EQUITIES

TCW Focused Equities Fund

Schedule of Investments	October 31, 2007

Number of Shares	Common Stock	Value
	Aerospace & Defense (8.7% of Net Assets)
19,600	Honeywell International, Inc.	$1,184,036
13,600	Lockheed Martin Corp.	1,496,544
12,405	Northrop Grumman Corp.	1,037,306
	Total Aerospace & Defense	3,717,886
	Air Freight & Logistics (0.8%)
3,214	FedEx Corp.	332,135
	Capital Markets (1.1%)
7,400	Lehman Brothers Holdings, Inc.	468,716
	Chemicals (5.2%)
8,760	Air Products & Chemicals, Inc.	857,166
28,475	Ecolab, Inc.	1,343,166
	Total Chemicals	2,200,332
	Commercial Banks (1.0%)
12,400	Wells Fargo & Co.	421,724
	Commercial Services & Supplies (2.2%)
25,600	Waste Management, Inc.	931,584
	Communications Equipment (1.3%)
14,200	Nokia Oyj (ADR)	564,024
	Diversified Financial Services (10.3%)
32,900	CIT Group, Inc.	1,159,396
36,250	Citigroup, Inc.	1,518,875
36,725	JPMorgan Chase & Co.	1,726,075
	Total Diversified Financial Services	4,404,346
	Electric Utilities (2.7%)
13,765	Exelon Corp.	1,139,467
	Electrical Equipment (3.8%)
31,010	Emerson Electric Co.	1,620,893
	Energy Equipment & Services (11.3%)
29,035	Halliburton Co.	1,144,560
17,340	Noble Corp.	918,153
10,735	Schlumberger, Ltd.	1,036,679
14,572	Transocean, Inc.	1,739,460	*
	Total Energy Equipment & Services	4,838,852
	Food & Staples Retailing (2.3%)
29,220	Sysco Corp.	1,001,954
	Food Products (2.9%)
52,224	ConAgra Foods, Inc.	1,239,275

See accompanying notes to financial statements.

US EQUITIES

TCW Focused Equities Fund

Schedule of Investments (Continued)

Number of Shares	Common Stock	Value
	Health Care Providers & Services (9.1%)
23,200	Cardinal Health, Inc.	$1,578,296
21,090	McKesson Corp.	1,394,049
18,800	UnitedHealth Group, Inc.	924,020
	Total Health Care Providers & Services	3,896,365
	Household Products (4.5%)
27,400	Procter & Gamble Co. (The)	1,904,848
	Insurance (3.2%)
21,850	American International Group, Inc.	1,379,172
	Machinery (6.7%)
15,550	Danaher Corp.	1,332,168
19,395	Flowserve Corp.	1,531,429
	Total Machinery	2,863,597
	Multiline Retail (3.2%)
25,170	Kohl's Corp.	1,383,595	*
	Oil, Gas & Consumable Fuels (5.9%)
9,300	Apache Corp.	965,433
16,740	Exxon Mobil Corp.	1,539,913
	Total Oil, Gas & Consumable Fuels	2,505,346
	Pharmaceuticals (2.5%)
16,200	Johnson & Johnson	1,055,754
	Road & Rail (3.5%)
28,585	Norfolk Southern Corp.	1,476,415
	Semiconductors & Semiconductor Equipment (6.2%)
39,415	Microchip Technology, Inc.	1,307,395
41,680	Texas Instruments, Inc.	1,358,768
	Total Semiconductors & Semiconductor Equipment	2,666,163
	Specialty Retail (1.3%)
11,450	Best Buy Co., Inc.	555,554
	Total Common Stock (Cost: $36,414,038) (99.7%)	42,567,997
	Total Investments (Cost: $36,414,038) (99.7%)	42,567,997
	Excess of Other Assets over Liabilities (0.3%)	116,724
	Net Assets (100.0%)	$42,684,721

Notes to the Schedule of Investments:

ADR   -   American Depositary Receipt. Shares of a foreign based corporation held in U.S. banks entitling the shareholder to all dividends and capital gains.

  *  Non-income producing.

See accompanying notes to financial statements.

US EQUITIES

TCW Focused Equities Fund

Investments by Industry	October 31, 2007

Industry *	Percentage of Net Assets
Aerospace & Defense	8.7%
Air Freight & Logistics	0.8
Capital Markets	1.1
Chemicals	5.2
Commercial Banks	1.0
Commercial Services & Supplies	2.2
Communications Equipment	1.3
Diversified Financial Services	10.3
Electric Utilities	2.7
Electrical Equipment	3.8
Energy Equipment & Services	11.3
Food & Staples Retailing	2.3
Food Products	2.9
Health Care Providers & Services	9.1
Household Products	4.5
Insurance	3.2
Machinery	6.7
Multiline Retail	3.2
Oil, Gas & Consumable Fuels	5.9
Pharmaceuticals	2.5
Road & Rail	3.5
Semiconductors & Semiconductor Equipment	6.2
Specialty Retail	1.3
Total	99.7%

*  These classifications are unaudited.

See accompanying notes to financial statements.

US EQUITIES

TCW Growth Equities Fund

Schedule of Investments

Number of Shares	Common Stock	Value
	Aerospace & Defense (3.0% of Net Assets)
5,200	Precision Castparts Corp.	$779,012
23,200	Spirit AeroSystems Holdings, Inc., Class A	805,504	*
	Total Aerospace & Defense	1,584,516
	Beverages (2.7%)
21,200	Hansen Natural Corp.	1,441,600	*
	Biotechnology (2.1%)
20,000	CV Therapeutics, Inc.	204,800	*
8,200	InterMune, Inc.	163,344	*
16,096	Isis Pharmaceuticals, Inc.	283,612	*
14,900	Vertex Pharmaceuticals, Inc.	481,866	*
	Total Biotechnology	1,133,622
	Capital Markets (4.7%)
7,300	Affiliated Managers Group, Inc.	960,315	*
6,100	GFI Group, Inc.	526,552	*
15,000	MF Global, Ltd.	443,400	*
443	SEI Investments Co.	14,008
9,000	T. Rowe Price Group, Inc.	578,160
	Total Capital Markets	2,522,435
	Chemicals (0.8%)
6,700	Cytec Industries, Inc.	446,957
	Commercial Services & Supplies (4.8%)
13,100	Advisory Board Co.	841,151	*
1,194	Clean Harbors, Inc.	58,781	*
13,350	Corporate Executive Board Co.	951,187
31,700	Resources Connection, Inc.	721,809
	Total Commercial Services & Supplies	2,572,928
	Communications Equipment (5.3%)
42,900	Infinera Corp.	946,803	*†
15,300	Research In Motion, Ltd. (RIM)	1,905,003	*
	Total Communications Equipment	2,851,806
	Computers & Peripherals (1.8%)
99,100	Brocade Communications Systems, Inc.	942,441	*
	Construction & Engineering (1.8%)
6,572	Foster Wheeler, Ltd.	974,299	*
	Diversified Consumer Services (2.4%)
6,900	Strayer Education, Inc.	1,286,574

See accompanying notes to financial statements.

US EQUITIES

TCW Growth Equities Fund

October 31, 2007

Number of Shares	Common Stock	Value
	Diversified Financial Services (1.0%)
2,900	InterContinentalExchange, Inc.	$516,780	*
	Diversified Telecommunication Services (1.6%)
30,600	Cogent Communications Group, Inc.	847,008	*
	Energy Equipment & Services (13.2%)
20,021	Compagnie Generale de Geophysique-Veritas (CGG-Veritas) (ADR)	1,314,178	*†
7,900	Core Laboratories N.V.	1,152,926	*
28,100	FMC Technologies, Inc.	1,703,703	*
16,800	Oceaneering International, Inc.	1,298,136	*
24,400	Smith International, Inc.	1,611,620
	Total Energy Equipment & Services	7,080,563
	Health Care Equipment & Supplies (5.4%)
6,500	Intuitive Surgical, Inc.	2,124,655	*
11,900	Palomar Medical Technologies, Inc.	300,951	*
22,900	Thoratec Corp.	457,313	*
	Total Health Care Equipment & Supplies	2,882,919
	Health Care Technology (1.3%)
12,000	Cerner Corp.	714,720	*
	Hotels, Restaurants & Leisure (9.4%)
8,900	Chipotle Mexican Grill, Inc., Class B	1,097,548	*
24,400	Ctrip.com International, Ltd. (ADR)	1,375,184
16,200	Home Inns & Hotels Management, Inc. (ADR)	713,286	*†
28,800	P.F. Chang's China Bistro, Inc.	838,368	*
6,300	Wynn Resorts, Ltd.	1,017,009
	Total Hotels, Restaurants & Leisure	5,041,395
	Insurance (3.0%)
31,000	eHealth, Inc.	866,140	*
23,956	National Interstate Corp.	766,592
	Total Insurance	1,632,732
	Internet & Catalog Retail (1.3%)
26,700	Netflix, Inc.	706,749	*†
	Internet Software & Services (5.5%)
32,000	Akamai Technologies, Inc.	1,254,080	*
2,700	Baidu.com, Inc. (ADR)	1,032,723	*
14,671	Mercadolibre, Inc.	655,500	*
	Total Internet Software & Services	2,942,303
	IT Services (2.5%)
33,000	Cognizant Technology Solutions Corp., Class A	1,368,180	*

See accompanying notes to financial statements.

US EQUITIES

TCW Growth Equities Fund

Schedule of Investments (Continued)

Number of Shares	Common Stock	Value
	Life Science Tools & Services (1.8%)
24,600	WuXi PharmaTech (Cayman), Inc. (ADR)	$946,854	*
	Machinery (2.9%)
8,900	Flowserve Corp.	702,744
14,500	Joy Global, Inc.	841,870
	Total Machinery	1,544,614
	Metals & Mining (1.9%)
9,900	Allegheny Technologies, Inc.	1,011,483
	Personal Products (1.4%)
31,000	Bare Escentuals, Inc.	765,700	*
	Semiconductors & Semiconductor Equipment (4.0%)
18,200	Cavium Networks, Inc.	529,256	*†
13,465	Hittite Microwave Corp.	676,616	*
50,700	Marvell Technology Group, Ltd.	914,121	*
	Total Semiconductors & Semiconductor Equipment	2,119,993
	Software (5.8%)
18,927	ANSYS, Inc.	734,557	*
20,550	Salesforce.com, Inc.	1,158,403	*
32,300	Take-Two Interactive Software, Inc.	606,594	*†
4,896	VMware, Inc., Class A	611,168	*†
	Total Software	3,110,722
	Specialty Retail (2.5%)
1,500	Ulta Salon, Cosmetics & Fragrance, Inc.	51,300	*
21,200	Urban Outfitters, Inc.	535,724	*
17,400	Zumiez, Inc.	728,364	*
	Total Specialty Retail	1,315,388
	Wireless Telecommunication Services (1.1%)
28,100	Clearwire Corp., Class A	576,893	*†
	Total Common Stock (Cost: $34,560,557) (95.0%)	50,882,174
Number of Shares	Short-Term Investments
	Money Market Investments (6.7%)
3,592,553	Navigator Money Market Fund, 5.03%	3,592,553	**

See accompanying notes to financial statements.

US EQUITIES

TCW Growth Equities Fund

October 31, 2007

Principal Amount	Other Short-Term Investments (5.0%)	Value
$2,689,119	State Street Bank & Trust Depository Reserve, 3%	$2,689,119
	Total Short-Term Investments (Cost: $6,281,672) (11.7%)	6,281,672
	Total Investments (Cost: $40,842,229) (106.7%)	57,163,846
	Liabilities in Excess of Other Assets (– 6.7%)	(3,580,242)
	Net Assets (100.0%)	$53,583,604

Notes to the Schedule of Investments:

ADR   -   American Depositary Receipt. Shares of a foreign based corporation held in U.S. banks entitling the shareholder to all dividends and capital gains.

  *  Non-income producing.

  **  Represents investment of security lending collateral (Note 3).

  †  Security partially or fully lent (Note 3).

See accompanying notes to financial statements.

US EQUITIES

TCW Growth Equities Fund

Investments by Industry	October 31, 2007

Industry *	Percentage of Net Assets
Aerospace & Defense	3.0%
Beverages	2.7
Biotechnology	2.1
Capital Markets	4.7
Chemicals	0.8
Commercial Services & Supplies	4.8
Communications Equipment	5.3
Computers & Peripherals	1.8
Construction & Engineering	1.8
Diversified Consumer Services	2.4
Diversified Financial Services	1.0
Diversified Telecommunication Services	1.6
Energy Equipment & Services	13.2
Health Care Equipment & Supplies	5.4
Health Care Technology	1.3
Hotels, Restaurants & Leisure	9.4
Insurance	3.0
Internet & Catalog Retail	1.3
Internet Software & Services	5.5
IT Services	2.5
Life Science Tools & Services	1.8
Machinery	2.9
Metals & Mining	1.9
Personal Products	1.4
Semiconductors & Semiconductor Equipment	4.0
Software	5.8
Specialty Retail	2.5
Wireless Telecommunication Services	1.1
Short-Term Investments	11.7
Total	106.7%

*  These classifications are unaudited.

See accompanying notes to financial statements.

US EQUITIES

TCW Growth Insights Fund

Schedule of Investments	October 31, 2007

Number of Shares	Common Stock	Value
	Aerospace & Defense (1.4% of Net Assets)
225	Boeing Co. (The)	$22,183
	Air Freight & Logistics (3.5%)
550	C.H. Robinson Worldwide, Inc.	27,456
540	Expeditors International of Washington, Inc.	27,351
	Total Air Freight & Logistics	54,807
	Beverages (2.5%)
575	Hansen Natural Corp.	39,100	*
	Biotechnology (3.3%)
308	Genentech, Inc.	22,832	*
385	Genzyme Corp.	29,248	*
	Total Biotechnology	52,080
	Capital Markets (3.0%)
105	Affiliated Managers Group, Inc.	13,813	*
215	GFI Group, Inc.	18,559	*
310	Lazard, Ltd., Class A	15,562
	Total Capital Markets	47,934
	Communications Equipment (7.7%)
700	Cisco Systems, Inc.	23,142	*
895	Corning, Inc.	21,722
1,000	Qualcomm, Inc.	42,730
264	Research In Motion, Ltd. (RIM)	32,871	*
	Total Communications Equipment	120,465
	Computers & Peripherals (3.4%)
210	Apple, Inc.	39,889	*
1,355	Brocade Communications Systems, Inc.	12,886	*
	Total Computers & Peripherals	52,775
	Consumer Finance (0.9%)
225	American Express Co.	13,714
	Diversified Financial Services (1.1%)
100	InterContinentalExchange, Inc.	17,820	*
	Electric Utilities (1.6%)
360	FPL Group, Inc.	24,631
	Electrical Equipment (1.5%)
460	Emerson Electric Co.	24,044
	Energy Equipment & Services (7.8%)
675	FMC Technologies, Inc.	40,925	*
520	Oceaneering International, Inc.	40,180	*
630	Weatherford International, Ltd.	40,893	*
	Total Energy Equipment & Services	121,998

See accompanying notes to financial statements.

US EQUITIES

TCW Growth Insights Fund

Schedule of Investments (Continued)

Number of Shares		Value
	Exchange-Traded Fund (ETF) (5.9%)
620	Materials Select Sector SPDR Trust	$27,082
1,690	SPDR S&P Retail Trust	65,082
	Total Exchange-Traded Fund (ETF)	92,164
	Food & Staples Retailing (2.7%)
548	Sysco Corp.	18,791
580	Walgreen Co.	22,997
	Total Food & Staples Retailing	41,788
	Food Products (1.3%)
385	Kellogg Co.	20,324
	Health Care Equipment & Supplies (2.5%)
481	Medtronic, Inc.	22,819
2,365	Thermage, Inc.	17,099	*
	Total Health Care Equipment & Supplies	39,918
	Health Care Providers & Services (1.9%)
250	UnitedHealth Group, Inc.	12,287
220	WellPoint, Inc.	17,431	*
	Total Health Care Providers & Services	29,718
	Health Care Technology (1.4%)
380	Cerner Corp.	22,633	*
	Hotels, Restaurants & Leisure (5.6%)
680	Cheesecake Factory, Inc. (The)	15,252	*
225	Chipotle Mexican Grill, Inc., Class B	27,747	*
175	Las Vegas Sands Corp.	23,224	*
745	P.F. Chang's China Bistro, Inc.	21,687	*
	Total Hotels, Restaurants & Leisure	87,910
	Household Products (2.8%)
635	Procter & Gamble Co. (The)	44,145
	Industrial Conglomerates (1.0%)
365	General Electric Co.	15,023
	Insurance (1.7%)
420	AFLAC, Inc.	26,368
	Internet Software & Services (8.8%)
90	Google, Inc., Class A	63,630	*
640	VistaPrint, Ltd.	30,445	*
525	Vocus, Inc.	18,889	*
790	Yahoo!, Inc.	24,569	*
	Total Internet Software & Services	137,533
	Life Science Tools & Services (2.3%)
405	Invitrogen Corp.	36,802	*
	Machinery (2.4%)
480	Flowserve Corp.	37,901

See accompanying notes to financial statements.

US EQUITIES

TCW Growth Insights Fund

October 31, 2007

Number of Shares		Value
	Media (1.3%)
997	Comcast Corp., Special Class A	$20,807	*
	Metals & Mining (1.1%)
165	Allegheny Technologies, Inc.	16,858
	Pharmaceuticals (5.1%)
434	Allergan, Inc.	29,330
1,575	Cypress Bioscience, Inc.	21,247	*
670	Teva Pharmaceutical Industries, Ltd. (ADR)	29,487
	Total Pharmaceuticals	80,064
	Real Estate Management & Development (0.8%)
130	Jones Lang Lasalle, Inc.	12,393
	Road & Rail (2.4%)
450	Landstar System, Inc.	18,941
355	Norfolk Southern Corp.	18,336
	Total Road & Rail	37,277
	Semiconductors & Semiconductor Equipment (4.2%)
375	Broadcom Corp., Class A	12,206	*
1,655	Marvell Technology Group, Ltd.	29,840	*
2,740	PMC-Sierra, Inc.	24,687	*
	Total Semiconductors & Semiconductor Equipment	66,733
	Software (3.3%)
510	Autodesk, Inc.	24,939	*
490	Salesforce.com, Inc.	27,621	*
	Total Software	52,560
	Textiles, Apparel & Luxury Goods (0.9%)
215	Polo Ralph Lauren Corp.	14,792
	Wireless Telecommunication Services (0.9%)
315	American Tower Corp., Class A	13,917	*
	Total Common Stock (Cost: $1,209,246) (98.0%)	1,539,179
Principal Amount	Short-Term Investments
$59,341	State Street Bank & Trust Depository Reserve, 3%	59,341
	Total Short-Term Investments (Cost: $59,341) (3.8%)	59,341
	Total Investments (Cost: $1,268,587) (101.8%)	1,598,520
	Liabilities in Excess of Other Assets (– 1.8%)	(28,113)
	Net Assets (100.0%)	$1,570,407

Notes to the Schedule of Investments:

ADR  -  American Depositary Receipt. Shares of a foreign based corporation held in U.S. banks entitling the shareholder to all dividends and capital gains.

ETF  -  Exchange Traded Fund.

  *   Non-income producing.

See accompanying notes to financial statements.

US EQUITIES

TCW Growth Insights Fund

Investments by Industry	October 31, 2007

Industry *	Percentage of Net Assets
Aerospace & Defense	1.4%
Air Freight & Logistics	3.5
Beverages	2.5
Biotechnology	3.3
Capital Markets	3.0
Communications Equipment	7.7
Computers & Peripherals	3.4
Consumer Finance	0.9
Diversified Financial Services	1.1
Electric Utilities	1.6
Electrical Equipment	1.5
Energy Equipment & Services	7.8
Exchange-Traded Fund (ETF)	5.9
Food & Staples Retailing	2.7
Food Products	1.3
Health Care Equipment & Supplies	2.5
Health Care Providers & Services	1.9
Health Care Technology	1.4
Hotels, Restaurants & Leisure	5.6
Household Products	2.8
Industrial Conglomerates	1.0
Insurance	1.7
Internet Software & Services	8.8
Life Science Tools & Services	2.3
Machinery	2.4
Media	1.3
Metals & Mining	1.1
Pharmaceuticals	5.1
Real Estate Management & Development	0.8
Road & Rail	2.4
Semiconductors & Semiconductor Equipment	4.2
Software	3.3
Textiles, Apparel & Luxury Goods	0.9
Wireless Telecommunication Services	0.9
Short-Term Investments	3.8
Total	101.8%

*  These classifications are unaudited.

See accompanying notes to financial statements.

US EQUITIES

TCW Large Cap Growth Fund

Schedule of Investments	October 31, 2007

Number of Shares	Common Stock	Value
	Aerospace & Defense (2.4% of Net Assets)
3,850	Boeing Co. (The)	$379,571
	Beverages (2.9%)
6,900	Hansen Natural Corp.	469,200	*
	Biotechnology (6.0%)
7,500	Celgene Corp.	495,000	*
6,210	Genentech, Inc.	460,347	*
	Total Biotechnology	955,347
	Capital Markets (6.8%)
1,500	Goldman Sachs Group, Inc.	371,880
4,900	T. Rowe Price Group, Inc.	314,776
7,600	UBS AG	408,044
	Total Capital Markets	1,094,700
	Chemicals (5.3%)
6,700	Monsanto Co.	654,121
2,300	Praxair, Inc.	196,604
	Total Chemicals	850,725
	Commercial Services & Supplies (1.0%)
5,800	Corrections Corp. of America	164,082	*
	Communications Equipment (8.1%)
14,750	Corning, Inc.	357,982
15,600	Qualcomm, Inc.	666,588
2,180	Research In Motion, Ltd. (RIM)	271,432	*
	Total Communications Equipment	1,296,002
	Computers & Peripherals (5.0%)
4,225	Apple, Inc.	802,539	*
	Diversified Financial Services (2.9%)
2,600	InterContinentalExchange, Inc.	463,320	*
	Energy Equipment & Services (11.3%)
9,700	FMC Technologies, Inc.	588,111	*
3,150	Oceaneering International, Inc.	243,400	*
4,250	Transocean, Inc.	507,323	*
7,400	Weatherford International, Ltd.	480,334	*
	Total Energy Equipment & Services	1,819,168
	Food & Staples Retailing (2.7%)
10,425	CVS Caremark Corp.	435,452
	Health Care Equipment & Supplies (1.4%)
5,500	St. Jude Medical, Inc.	224,015	*

See accompanying notes to financial statements.

US EQUITIES

TCW Large Cap Growth Fund

Schedule of Investments (Continued)

Number of Shares	Common Stock	Value
	Health Care Providers & Services (6.1%)
9,850	Express Scripts, Inc.	$621,535	*
3,750	Medco Health Solutions, Inc.	353,925	*
	Total Health Care Providers & Services	975,460
	Household Products (1.8%)
4,250	Procter & Gamble Co. (The)	295,460
	Internet Software & Services (7.8%)
1,250	Google, Inc., Class A	883,750	*
11,750	Yahoo!, Inc.	365,425	*
	Total Internet Software & Services	1,249,175
	IT Services (3.1%)
12,100	Cognizant Technology Solutions Corp., Class A	501,666	*
	Machinery (6.1%)
3,900	Danaher Corp.	334,113
4,050	Flowserve Corp.	319,788
4,950	ITT Industries, Inc.	331,254
	Total Machinery	985,155
	Media (1.4%)
10,850	Comcast Corp., Class A	228,393	*
	Metals & Mining (1.9%)
2,950	Allegheny Technologies, Inc.	301,402
	Oil, Gas & Consumable Fuels (1.8%)
4,000	Valero Energy Corp.	281,720
	Pharmaceuticals (2.0%)
10,600	Schering-Plough Corp.	323,512
	Semiconductors & Semiconductor Equipment (2.2%)
19,900	Marvell Technology Group, Ltd.	358,797	*
	Software (1.9%)
13,800	Oracle Corp.	305,946	*
	Specialty Retail (1.7%)
3,410	Abercrombie & Fitch Co., Class A	270,072
	Wireless Telecommunication Services (5.4%)
9,900	American Tower Corp., Class A	437,382	*
7,350	NII Holdings, Inc.	426,300	*
	Total Wireless Telecommunication Services	863,682
	Total Common Stock (Cost: $12,820,316) (99.0%)	15,894,561

See accompanying notes to financial statements.

US EQUITIES

TCW Large Cap Growth Fund

October 31, 2007

Principal Amount	Short-Term Investments	Value
$269,684	State Street Bank & Trust Depository Reserve, 3%	$269,684
	Total Short-Term Investments (Cost: $269,684) (1.7%)	269,684
	Total Investments (Cost: $13,090,000) (100.7%)	16,164,245
	Liabilities in Excess of Other Assets (– 0.7%)	(104,393)
	Net Assets (100.0%)	$16,059,852

Notes to the Schedule of Investments:

*  Non-income producing.

See accompanying notes to financial statements.

US EQUITIES

TCW Large Cap Growth Fund

Investments by Industry	October 31, 2007

Industry *	Percentage of Net Assets
Aerospace & Defense	2.4%
Beverages	2.9
Biotechnology	6.0
Capital Markets	6.8
Chemicals	5.3
Commercial Services & Supplies	1.0
Communications Equipment	8.1
Computers & Peripherals	5.0
Diversified Financial Services	2.9
Energy Equipment & Services	11.3
Food & Staples Retailing	2.7
Health Care Equipment & Supplies	1.4
Health Care Providers & Services	6.1
Household Products	1.8
Internet Software & Services	7.8
IT Services	3.1
Machinery	6.1
Media	1.4
Metals & Mining	1.9
Oil, Gas & Consumable Fuels	1.8
Pharmaceuticals	2.0
Semiconductors & Semiconductor Equipment	2.2
Software	1.9
Specialty Retail	1.7
Wireless Telecommunication Services	5.4
Short-Term Investments	1.7
Total	100.7%

*  These classifications are unaudited.

See accompanying notes to financial statements.

US EQUITIES

TCW Relative Value Small Cap Fund

Schedule of Investments	October 31, 2007

Number of Shares	Common Stock	Value
	Airlines (0.6% of Net Assets)
19,700	Continental Airlines, Inc., Class B	$676,695	*
	Auto Components (0.7%)
25,800	Tenneco, Inc.	789,738	*
	Automobiles (1.4%)
175,500	Fleetwood Enterprises, Inc.	1,579,500	*†
	Biotechnology (4.1%)
238,700	Arena Pharmaceuticals, Inc.	2,293,907	*
187,100	Exact Sciences Corp.	802,659	*
101,100	Human Genome Sciences, Inc.	956,406	*
49,000	Millennium Pharmaceuticals, Inc.	579,180	*
	Total Biotechnology	4,632,152
	Capital Markets (3.0%)
36,701	Apollo Investment Corp.	763,381
15,300	Cohen & Steers, Inc.	575,280	†
16,000	Lazard, Ltd., Class A	803,200
25,300	Piper Jaffray Companies, Inc.	1,300,420	*
	Total Capital Markets	3,442,281
	Chemicals (2.8%)
132,600	Chemtura Corp.	1,235,832
14,500	H.B. Fuller Co.	426,735
95,850	PolyOne Corp.	765,841	*
51,200	Spartech Corp.	786,944
	Total Chemicals	3,215,352
	Commercial Banks (0.8%)
41,000	TCF Financial Corp.	933,570
	Commercial Services & Supplies (2.9%)
63,000	Allied Waste Industries, Inc.	796,320	*
39,100	IKON Office Solutions, Inc.	516,120
70,500	On Assignment, Inc.	587,970	*
59,800	Tetra Tech, Inc.	1,396,330	*
	Total Commercial Services & Supplies	3,296,740
	Communications Equipment (1.6%)
381,700	3Com Corp.	1,862,696	*
	Computers & Peripherals (2.1%)
112,900	Cray, Inc.	685,303	*
254,400	Dot Hill Systems Corp.	765,744	*
19,400	Intevac, Inc.	340,858	*
25,200	Western Digital Corp.	653,184	*
	Total Computers & Peripherals	2,445,089

See accompanying notes to financial statements.

US EQUITIES

TCW Relative Value Small Cap Fund

Schedule of Investments (Continued)

Number of Shares	Common Stock	Value
	Construction & Engineering (1.2%)
18,400	Shaw Group, Inc.	$1,372,640	*
	Containers & Packaging (1.4%)
136,500	Smurfit-Stone Container Corp.	1,653,015	*
	Distributors (0.2%)
24,100	Building Materials Holding Corp.	189,426	†
	Diversified Consumer Services (0.4%)
168,200	Home Solutions of America, Inc.	425,546	*†
	Diversified Telecommunication Services (1.8%)
379,700	Cincinnati Bell, Inc.	2,057,974	*
	Electrical Equipment (4.2%)
257,300	FuelCell Energy, Inc.	2,588,438	*†
119,900	GrafTech International, Ltd.	2,266,110	*
	Total Electrical Equipment	4,854,548
	Electronic Equipment & Instruments (2.5%)
120,100	American Technology Corp.	391,526	*
44,000	Echelon Corp.	970,200	*†
120,731	Flextronics International, Ltd.	1,486,199	*
	Total Electronic Equipment & Instruments	2,847,925
	Energy Equipment & Services (1.3%)
10,500	Hercules Offshore, Inc.	283,920	*
43,900	Key Energy Services, Inc.	602,747	*
92,200	Newpark Resources, Inc.	578,094	*
	Total Energy Equipment & Services	1,464,761
	Food & Staples Retailing (0.4%)
112,300	Rite Aid Corp.	439,093	*†
	Food Products (3.3%)
83,900	Hain Celestial Group, Inc. (The)	2,941,534	*
84,800	Tasty Baking Co.	859,872
	Total Food Products	3,801,406
	Health Care Equipment & Supplies (4.6%)
17,100	Invacare Corp.	462,726
78,400	Synovis Life Technologies, Inc.	1,872,192	*
147,700	Thoratec Corp.	2,949,569	*
	Total Health Care Equipment & Supplies	5,284,487
	Health Care Providers & Services (3.9%)
38,100	American Dental Partners, Inc.	944,499	*
58,700	Healthspring, Inc.	1,232,700	*
62,200	Kindred Healthcare, Inc.	1,321,128	*
96,800	NovaMed, Inc.	513,040	*†
25,790	PharMerica Corp.	411,350	*†
	Total Health Care Providers & Services	4,422,717

See accompanying notes to financial statements.

US EQUITIES

TCW Relative Value Small Cap Fund

October 31, 2007

Number of Shares	Common Stock	Value
	Health Care Technology (2.1%)
107,800	Eclipsys Corp.	$2,431,968	*
	Hotels, Restaurants & Leisure (2.5%)
63,750	California Pizza Kitchen, Inc.	1,031,475	*
14,200	Isle of Capri Casinos, Inc.	287,550	*
80,070	Luby's, Inc.	884,774	*
194,900	Six Flags, Inc.	631,476	*†
	Total Hotels, Restaurants & Leisure	2,835,275
	Household Durables (0.1%)
8,698	California Coastal Communities, Inc.	84,197	*
	Independent Power Producers & Energy Traders (1.9%)
234,700	Dynegy, Inc., Class A	2,161,587	*
	Insurance (3.0%)
67,200	AmCOMP, Inc.	667,296	*
86,166	Donegal Group, Inc., Class A	1,479,470
108,247	Hilltop Holdings, Inc.	1,301,129	*†
	Total Insurance	3,447,895
	IT Services (1.0%)
248,500	BearingPoint, Inc.	1,190,315	*
	Life Science Tools & Services (2.2%)
139,100	Albany Molecular Research, Inc.	2,516,319	*
	Machinery (5.9%)
39,700	AGCO Corp.	2,369,296	*
98,000	Federal Signal Corp.	1,312,220
27,510	Lindsay Manufacturing Co.	1,353,492	†
44,700	Wabtec Corp.	1,677,591
	Total Machinery	6,712,599
	Marine (0.7%)
17,000	Kirby Corp.	776,560	*
	Media (2.2%)
65,900	4Kids Entertainment, Inc.	1,123,595	*
40,800	Interpublic Group of Cos., Inc. (The)	422,280	*
160,435	Mediacom Communications Corp., Class A	922,501	*
	Total Media	2,468,376
	Multiline Retail (0.9%)
48,500	Saks, Inc.	1,026,260
	Multi-Utilities (1.6%)
53,200	Avista Corp.	1,173,060
22,200	NorthWestern Corp.	612,276
	Total Multi-Utilities	1,785,336

See accompanying notes to financial statements.

US EQUITIES

TCW Relative Value Small Cap Fund

Schedule of Investments (Continued)

Number of Shares	Common Stock	Value
	Oil, Gas & Consumable Fuels (0.5%)
11,300	Whiting Petroleum Corp.	$610,878	*
	Paper & Forest Products (2.7%)
15,236	AbitibiBowater, Inc.	521,985
54,800	Buckeye Technologies, Inc.	982,016	*
95,600	Glatfelter Co.	1,536,292
	Total Paper & Forest Products	3,040,293
	Pharmaceuticals (1.0%)
17,900	Alpharma, Inc., Class A	369,098	*
88,300	Viropharma, Inc.	760,263	*†
	Total Pharmaceuticals	1,129,361
	Real Estate Investment Trust (REITs) (0.7%)
62,200	Medical Properties Trust, Inc.	816,686	†
	Road & Rail (1.1%)
18,800	Con-way, Inc.	801,068
36,200	USA Truck, Inc.	495,578	*
	Total Road & Rail	1,296,646
	Semiconductors & Semiconductor Equipment (8.7%)
105,124	Brooks Automation, Inc.	1,364,510	*
61,300	Fairchild Semiconductor International, Inc.	1,118,725	*
135,800	Genesis Microchip, Inc.	1,002,204	*
260,900	Lattice Semiconductor Corp.	1,090,562	*
318,600	Mattson Technology, Inc.	2,765,448	*
114,540	Nanometrics, Inc.	1,259,940	*
20,800	Novellus Systems, Inc.	590,928	*
69,000	Photronics, Inc.	754,860	*
	Total Semiconductors & Semiconductor Equipment	9,947,177
	Software (2.5%)
218,200	Novell, Inc.	1,649,592	*
9,600	Take-Two Interactive Software, Inc.	180,288	*
36,400	THQ, Inc.	986,076	*
	Total Software	2,815,956
	Specialty Retail (2.6%)
290,300	Blockbuster, Inc., Class A	1,526,978	*†
132,000	Cost Plus, Inc.	386,760	*†
197,600	Pier 1 Imports, Inc.	1,005,784	*
	Total Specialty Retail	2,919,522
	Textiles, Apparel & Luxury Goods (1.1%)
31,900	Warnaco Group, Inc.	1,298,011	*
	Thrifts & Mortgage Finance (2.5%)
147,000	Bank Mutual Corp.	1,633,170
98,568	Partners Trust Financial Group, Inc.	1,224,215
	Total Thrifts & Mortgage Finance	2,857,385

See accompanying notes to financial statements.

US EQUITIES

TCW Relative Value Small Cap Fund

October 31, 2007

Number of Shares	Common Stock	Value
	Wireless Telecommunication Services (0.9%)
54,300	Dobson Communications Corp., Class A	$702,642	*
13,440	SunCom Wireless Holdings, Inc., Class A	350,918	*
	Total Wireless Telecommunication Services	1,053,560
	Total Common Stock (Cost: $89,334,248) (93.6%)	106,909,513
Number of Shares	Short-Term Investments
	Money Market Investments (8.6%)
9,819,123	Navigator Money Market Fund, 5.03%	9,819,123	**
Principal Amount	Other Short-Term Investments (7.0%)
$7,915,378	State Street Bank & Trust Depository Reserve, 3%	7,915,378
	Total Short-Term Investments (Cost: $17,734,501) (15.6%)	17,734,501
	Total Investments (Cost: $107,068,749) (109.2%)	124,644,014
	Liabilities in Excess of Other Assets (– 9.2%)	(10,460,622)
	Net Assets (100.0%)	$114,183,392

Notes to the Schedule of Investments:

  *  Non-income producing.

  **  Represents investment of security lending collateral (Note 3).

  †  Security partially or fully lent (Note 3).

See accompanying notes to financial statements.

US EQUITIES

TCW Relative Value Small Cap Fund

Investments by Industry	October 31, 2007

Industry *	Percentage of Net Assets
Airlines	0.6%
Auto Components	0.7
Automobiles	1.4
Biotechnology	4.1
Capital Markets	3.0
Chemicals	2.8
Commercial Banks	0.8
Commercial Services & Supplies	2.9
Communications Equipment	1.6
Computers & Peripherals	2.1
Construction & Engineering	1.2
Containers & Packaging	1.4
Distributors	0.2
Diversified Consumer Services	0.4
Diversified Telecommunication Services	1.8
Electrical Equipment	4.2
Electronic Equipment & Instruments	2.5
Energy Equipment & Services	1.3
Food & Staples Retailing	0.4
Food Products	3.3
Health Care Equipment & Supplies	4.6
Health Care Providers & Services	3.9
Health Care Technology	2.1
Hotels, Restaurants & Leisure	2.5
Household Durables	0.1
Independent Power Producers & Energy Traders	1.9
Insurance	3.0
IT Services	1.0
Life Science Tools & Services	2.2
Machinery	5.9
Marine	0.7
Media	2.2
Multiline Retail	0.9
Multi-Utilities	1.6
Oil, Gas & Consumable Fuels	0.5
Paper & Forest Products	2.7
Pharmaceuticals	1.0
Real Estate Investment Trust (REITs)	0.7
Road & Rail	1.1
Semiconductors & Semiconductor Equipment	8.7
Software	2.5
Specialty Retail	2.6
Textiles, Apparel & Luxury Goods	1.1
Thrifts & Mortgage Finance	2.5
Wireless Telecommunication Services	0.9
Short-Term Investments	15.6
Total	109.2%

*  These classifications are unaudited.

See accompanying notes to financial statements.

US EQUITIES

TCW Select Equities Fund

Schedule of Investments	October 31, 2007

Number of Shares	Common Stock	Value
	Air Freight & Logistics (5.6% of Net Assets)
1,446,059	C.H. Robinson Worldwide, Inc.	$72,187,265
1,588,066	Expeditors International of Washington, Inc.	80,435,543
	Total Air Freight & Logistics	152,622,808
	Biotechnology (9.6%)
802,000	Cephalon, Inc.	59,139,480	*
1,102,171	Genentech, Inc.	81,703,936	*
1,588,240	Genzyme Corp.	120,658,593	*
	Total Biotechnology	261,502,009
	Communications Equipment (8.1%)
5,177,196	Qualcomm, Inc.	221,221,585
	Computers & Peripherals (3.3%)
1,520,625	Dell, Inc.	46,531,125	*
1,377,545	Network Appliance, Inc.	43,378,892	*
	Total Computers & Peripherals	89,910,017
	Diversified Financial Services (2.8%)
426,740	IntercontinentalExchange, Inc.	76,045,068	*
	Energy Equipment & Services (6.7%)
1,887,786	Schlumberger, Ltd.	182,303,494
	Food & Staples Retailing (0.7%)
492,273	Walgreen Co.	19,518,624
	Health Care Equipment & Supplies (2.5%)
1,397,485	Varian Medical Systems, Inc.	68,155,343	*
	Health Care Providers & Services (2.1%)
714,600	WellPoint, Inc.	56,617,758	*
	Health Care Technology (1.8%)
807,545	Cerner Corp.	48,097,380	*
	Hotels, Restaurants & Leisure (3.0%)
618,606	Las Vegas Sands Corp.	82,095,202	*
	Household Durables (1.1%)
2,043,758	Pulte Homes, Inc.	30,329,369
	Industrial Conglomerates (3.8%)
2,532,775	General Electric Co.	104,249,019
	Insurance (5.0%)
385,153	American International Group, Inc.	24,310,857
82	Berkshire Hathaway, Inc., Class A	10,865,000	*
5,408,998	Progressive Corp. (The)	100,066,463
	Total Insurance	135,242,320

See accompanying notes to financial statements.

US EQUITIES

TCW Select Equities Fund

Schedule of Investments (Continued)

Number of Shares	Common Stock	Value
	Internet & Catalog Retail (6.1%)
1,871,545	Amazon.com, Inc.	$166,848,237	*
	Internet Software & Services (13.4%)
3,041,228	eBay, Inc.	109,788,331	*
267,355	Google, Inc., Class A	189,019,985	*
1,896,818	VeriSign, Inc.	64,662,526	*
	Total Internet Software & Services	363,470,842
	Metals & Mining (4.4%)
1,154,900	Allegheny Technologies, Inc.	117,996,133
	Software (10.9%)
2,331,293	Autodesk, Inc.	114,000,228	*
3,223,818	Salesforce.com, Inc.	181,726,621	*
	Total Software	295,726,849
	Thrifts & Mortgage Finance (0.7%)
1,185,536	Countrywide Financial Corp.	18,399,519
	Total Common Stock (Cost: $1,775,919,016) (91.6%)	2,490,351,576
Principal Amount	Short-Term Investments
$238,210,879	State Street Bank & Trust Depository Reserve, 3%	238,210,879
	Total Short-Term Investments (Cost: $238,210,879) (8.8%)	238,210,879
	Total Investments (Cost: $2,014,129,895) (100.4%)	2,728,562,455
	Liabilities in Excess of Other Assets (– 0.4%)	(11,149,935)
	Net Assets (100.0%)	$2,717,412,520

Notes to the Schedule of Investments:

*  Non-income producing.

See accompanying notes to financial statements.

US EQUITIES

TCW Select Equities Fund

Investments by Industry	October 31, 2007

Industry *	Percentage of Net Assets
Air Freight & Logistics	5.6%
Biotechnology	9.6
Communications Equipment	8.1
Computers & Peripherals	3.3
Diversified Financial Services	2.8
Energy Equipment & Services	6.7
Food & Staples Retailing	0.7
Health Care Equipment & Supplies	2.5
Health Care Providers & Services	2.1
Health Care Technology	1.8
Hotels, Restaurants & Leisure	3.0
Household Durables	1.1
Industrial Conglomerates	3.8
Insurance	5.0
Internet & Catalog Retail	6.1
Internet Software & Services	13.4
Metals & Mining	4.4
Software	10.9
Thrifts & Mortgage Finance	0.7
Short-Term Investments	8.8
Total	100.4%

*  These classifications are unaudited.

See accompanying notes to financial statements.

US EQUITIES

TCW Small Cap Growth Fund

Schedule of Investments

Number of Shares	Common Stock	Value
	Beverages (1.6% of Net Assets)
16,880	Hansen Natural Corp.	$1,147,840	*
	Biotechnology (5.4%)
26,300	Arena Pharmaceuticals, Inc.	252,743	*
10,900	Cougar Biotechnology, Inc.	369,510	*
108,110	CV Therapeutics, Inc.	1,107,046	*
23,900	InterMune, Inc.	476,088	*†
20,400	Isis Pharmaceuticals, Inc.	359,448	*
22,360	Mannkind Corp.	204,147	*
10,986	Novacea, Inc.	84,812	*
25,600	Orexigen Therapeutics, Inc.	374,784	*†
20,700	Vertex Pharmaceuticals, Inc.	669,438	*
	Total Biotechnology	3,898,016
	Capital Markets (2.1%)
56,325	HFF, Inc., Class A	566,066	*
30,400	SEI Investments Co.	961,248
	Total Capital Markets	1,527,314
	Chemicals (1.3%)
14,700	Cytec Industries, Inc.	980,637
	Commercial Services & Supplies (7.5%)
23,011	Clean Harbors, Inc.	1,132,832	*
18,625	Corporate Executive Board Co.	1,327,031
93,002	Hireright, Inc.	1,114,164	*
20,832	Layne Christensen Co.	1,186,174	*
29,760	Resources Connection, Inc.	677,635
	Total Commercial Services & Supplies	5,437,836
	Communications Equipment (1.9%)
63,000	Infinera Corp.	1,390,410	*†
	Computers & Peripherals (2.4%)
184,700	Brocade Communications Systems, Inc.	1,756,497	*
	Distributors (1.0%)
19,900	LKQ Corp.	767,344	*
	Diversified Consumer Services (1.1%)
12,400	Capella Education Co.	768,800	*
	Diversified Telecommunication Services (2.2%)
59,063	Cogent Communications Group, Inc.	1,634,864	*
	Electrical Equipment (1.2%)
31,536	Energy Conversion Devices, Inc.	860,617	*†

See accompanying notes to financial statements.

US EQUITIES

TCW Small Cap Growth Fund

October 31, 2007

Number of Shares	Common Stock	Value
	Energy Equipment & Services (4.1%)
8,500	Core Laboratories N.V.	$1,240,490	*
11,800	FMC Technologies, Inc.	715,434	*
12,900	Oceaneering International, Inc.	996,783	*
	Total Energy Equipment & Services	2,952,707
	Health Care Equipment & Supplies (8.2%)
105,250	Dexcom, Inc.	978,825	*
28,435	Hansen Medical, Inc.	1,105,268	*†
59,200	Palomar Medical Technologies, Inc.	1,497,168	*
92,500	Thermage, Inc.	668,775	*
49,100	Thoratec Corp.	980,527	*
43,200	Volcano Corp.	738,288	*
	Total Health Care Equipment & Supplies	5,968,851
	Health Care Providers & Services (3.3%)
11,500	Genoptix, Inc.	284,050	*
39,800	HMS Holdings Corp.	1,133,106	*
25,000	Psychiatric Solutions, Inc.	990,000	*
	Total Health Care Providers & Services	2,407,156
	Hotels, Restaurants & Leisure (7.4%)
21,200	Ctrip.com International, Ltd. (ADR)	1,194,832
47,479	Home Inns & Hotels Management, Inc. (ADR)	2,090,500	*†
126,300	Jamba, Inc.	687,072	*†
49,233	P.F. Chang's China Bistro, Inc.	1,433,173	*
	Total Hotels, Restaurants & Leisure	5,405,577
	Insurance (5.2%)
37,480	eHealth, Inc.	1,047,191	*
63,610	First Mercury Financial Corp.	1,408,962	*
42,086	National Interstate Corp.	1,346,752
	Total Insurance	3,802,905
	Internet Software & Services (6.0%)
2,400	Baidu.com, Inc. (ADR)	917,976	*
31,708	Mercadolibre, Inc.	1,416,713	*
20,285	SINA Corp.	1,162,939	*
25,080	Vocus, Inc.	902,378	*
	Total Internet Software & Services	4,400,006
	IT Services (1.2%)
20,900	Cognizant Technology Solutions Corp., Class A	866,514	*
	Leisure Equipment & Products (1.4%)
139,900	Leapfrog Enterprises, Inc.	1,047,851	*

See accompanying notes to financial statements.

US EQUITIES

TCW Small Cap Growth Fund

Schedule of Investments (Continued)

Number of Shares	Common Stock	Value
	Life Science Tools & Services (1.7%)
7,700	Medivation, Inc.	$160,853	*†
27,200	WuXi PharmaTech (Cayman), Inc. (ADR)	1,046,928	*
	Total Life Science Tools & Services	1,207,781
	Machinery (5.2%)
9,850	Bucyrus International, Inc., Class A	812,625
22,600	Chart Industries, Inc.	741,280	*
13,200	Flowserve Corp.	1,042,272
20,600	Hurco Cos., Inc.	1,176,260	*
	Total Machinery	3,772,437
	Media (3.8%)
20,600	Dolan Media Co.	556,200	*
18,600	Focus Media Holding, Ltd. (ADR)	1,153,200	*
318,700	Sirius Satellite Radio, Inc.	1,070,832	*†
	Total Media	2,780,232
	Metals & Mining (1.1%)
78,400	Gammon Gold, Inc.	809,872	*
	Oil, Gas & Consumable Fuels (6.5%)
22,400	Plains Exploration & Production Co.	1,141,280	*
20,000	Quicksilver Resources, Inc.	1,140,000	*
24,746	Swift Energy Co.	1,173,703	*
23,280	Whiting Petroleum Corp.	1,258,517	*
	Total Oil, Gas & Consumable Fuels	4,713,500
	Personal Products (1.1%)
32,700	Bare Escentuals, Inc.	807,690	*
	Pharmaceuticals (2.5%)
36,900	Cypress Bioscience, Inc.	497,781	*
29,250	MAP Pharmaceuticals, Inc.	405,990	*
79,666	Salix Pharmaceuticals, Ltd.	932,092	*†
	Total Pharmaceuticals	1,835,863
	Semiconductors & Semiconductor Equipment (5.2%)
26,308	Cavium Networks, Inc.	765,037	*†
18,250	Hittite Microwave Corp.	917,063	*
126,165	PMC-Sierra, Inc.	1,136,747	*
26,100	Supertex, Inc.	953,694	*
	Total Semiconductors & Semiconductor Equipment	3,772,541

See accompanying notes to financial statements.

US EQUITIES

TCW Small Cap Growth Fund

October 31, 2007

Number of Shares	Common Stock	Value
	Software (4.3%)
19,100	ANSYS, Inc.	$741,271	*
65,400	Take-Two Interactive Software, Inc.	1,228,212	*†
32,900	Ultimate Software Group, Inc.	1,135,379	*
	Total Software	3,104,862
	Specialty Retail (1.1%)
75,000	Pier 1 Imports, Inc.	381,750	*
2,100	Ulta Salon, Cosmetics & Fragrance, Inc.	71,820	*
8,001	Zumiez, Inc.	334,922	*
	Total Specialty Retail	788,492
	Wireless Telecommunication Services (1.6%)
56,978	Clearwire Corp., Class A	1,169,758	*†
	Total Common Stock (Cost: $60,963,781) (98.6%)	71,784,770
Number of Shares	Short-Term Investments
	Money Market Investments (12.4%)
9,025,520	Navigator Money Market Fund, 5.03%	9,025,520	**
Principal Amount	Other Short-Term Investments (1.5%)
$1,087,248	State Street Bank & Trust Depository Reserve, 3%	1,087,248
	Total Short-Term Investments (Cost: $10,112,768) (13.9%)	10,112,768
	Total Investments (Cost: $71,076,549) (112.5%)	81,897,538
	Liabilities in Excess of Other Assets (– 12.5%)	(9,119,546)
	Net Assets (100.0%)	$72,777,992

Notes to the Schedule of Investments:

ADR  -  American Depositary Receipt. Shares of a foreign based corporation held in U.S. banks entitling the shareholder to all dividends and capital gains.

  *  Non-income producing.

  **  Represents investment of security lending collateral (Note 3).

  †  Security partially or fully lent (Note 3).

See accompanying notes to financial statements.

US EQUITIES

TCW Small Cap Growth Fund

Investments by Industry	October 31, 2007

Industry *	Percentage of Net Assets
Beverages	1.6%
Biotechnology	5.4
Capital Markets	2.1
Chemicals	1.3
Commercial Services & Supplies	7.5
Communications Equipment	1.9
Computers & Peripherals	2.4
Distributors	1.0
Diversified Consumer Services	1.1
Diversified Telecommunication Services	2.2
Electrical Equipment	1.2
Energy Equipment & Services	4.1
Health Care Equipment & Supplies	8.2
Health Care Providers & Services	3.3
Hotels, Restaurants & Leisure	7.4
Insurance	5.2
Internet Software & Services	6.0
IT Services	1.2
Leisure Equipment & Products	1.4
Life Science Tools & Services	1.7
Machinery	5.2
Media	3.8
Metals & Mining	1.1
Oil, Gas & Consumable Fuels	6.5
Personal Products	1.1
Pharmaceuticals	2.5
Semiconductors & Semiconductor Equipment	5.2
Software	4.3
Specialty Retail	1.1
Wireless Telecommunication Services	1.6
Short-Term Investments	13.9
Total	112.5%

*  These classifications are unaudited.

See accompanying notes to financial statements.

US EQUITIES

TCW Spectrum Fund

Schedule of Investments	October 31, 2007

Number of Shares	Common Stock	Value
	Aerospace & Defense (4.6% of Net Assets)
11,440	Boeing Co. (The)	$1,127,870
4,170	General Dynamics Corp.	379,303
	Total Aerospace & Defense	1,507,173
	Air Freight & Logistics (0.8%)
2,600	FedEx Corp.	268,684
	Auto Components (2.8%)
30,500	Goodyear Tire & Rubber Co.	919,575	*
	Automobiles (1.0%)
35,700	Ford Motor Co.	316,659	*
	Beverages (3.1%)
14,600	Hansen Natural Corp.	992,800	*
	Biotechnology (5.8%)
16,955	Amgen, Inc.	985,255	*
6,000	Cephalon, Inc.	442,440	*
6,200	Genentech, Inc.	459,606	*
	Total Biotechnology	1,887,301
	Capital Markets (4.8%)
5,205	Franklin Resources, Inc.	674,984
8,325	Merrill Lynch & Co., Inc.	549,616
11,300	MF Global, Ltd.	334,028	*
	Total Capital Markets	1,558,628
	Chemicals (1.4%)
10,115	Dow Chemical Co.	455,580
	Communications Equipment (6.1%)
5,100	Cisco Systems, Inc.	168,606	*
26,300	Corning, Inc.	638,301
27,620	Qualcomm, Inc.	1,180,203
	Total Communications Equipment	1,987,110
	Computers & Peripherals (2.7%)
20,800	Lexmark International, Inc., Class A	873,392	*
	Diversified Financial Services (9.5%)
14,009	Bank of America Corp.	676,355
29,400	CIT Group, Inc.	1,036,056
14,060	Citigroup, Inc.	589,114
16,400	JPMorgan Chase & Co.	770,800
	Total Diversified Financial Services	3,072,325
	Diversified Telecommunication Services (3.8%)
10,900	AT&T, Inc.	455,511
16,615	Verizon Communications, Inc.	765,453
	Total Diversified Telecommunication Services	1,220,964

See accompanying notes to financial statements.

US EQUITIES

TCW Spectrum Fund

Schedule of Investments (Continued)

Number of Shares	Common Stock	Value
	Electric Utilities (3.8%)
11,500	Exelon Corp.	$951,970
8,075	Southern Co. (The)	296,030
	Total Electric Utilities	1,248,000
	Energy Equipment & Services (5.8%)
12,500	FMC Technologies, Inc.	757,875	*
6,520	Transocean, Inc.	778,292	*
5,300	Weatherford International, Ltd.	344,023	*
	Total Energy Equipment & Services	1,880,190
	Food & Staples Retailing (1.7%)
13,100	CVS Caremark Corp.	547,187
	Food Products (0.5%)
6,500	ConAgra Foods, Inc.	154,245
	Health Care Equipment & Supplies (2.3%)
54,300	Boston Scientific Corp.	753,141	*
	Health Care Providers & Services (3.3%)
5,975	Cardinal Health, Inc.	406,479
13,500	UnitedHealth Group, Inc.	663,525
	Total Health Care Providers & Services	1,070,004
	Household Products (2.9%)
13,575	Procter & Gamble Co. (The)	943,734
	Industrial Conglomerates (3.7%)
29,450	General Electric Co.	1,212,162
	Insurance (4.1%)
11,200	AFLAC, Inc.	703,136
10,150	American International Group, Inc.	640,668
	Total Insurance	1,343,804
	Internet Software & Services (2.6%)
27,320	Yahoo!, Inc.	849,652	*
	IT Services (1.3%)
8,300	Infosys Technologies, Ltd. (ADR)	422,802
	Machinery (2.4%)
2,600	Deere & Co.	402,740
4,700	Flowserve Corp.	371,112
	Total Machinery	773,852
	Media (1.4%)
22,105	Comcast Corp., Special Class A	461,331	*

See accompanying notes to financial statements.

US EQUITIES

TCW Spectrum Fund

October 31, 2007

Number of Shares	Common Stock	Value
	Metals & Mining (2.0%)
6,200	Allegheny Technologies, Inc.	$633,454
	Multiline Retail (1.7%)
16,700	Macy's, Inc.	534,901
	Oil, Gas & Consumable Fuels (6.4%)
13,500	ConocoPhillips	1,146,960
13,060	Valero Energy Corp.	919,816
	Total Oil, Gas & Consumable Fuels	2,066,776
	Pharmaceuticals (0.8%)
3,650	Allergan, Inc.	246,667
	Semiconductors & Semiconductor Equipment (1.4%)
18,500	National Semiconductor Corp.	465,090
	Software (3.0%)
11,320	Microsoft Corp.	416,689
25,500	Oracle Corp.	565,335	*
	Total Software	982,024
	Specialty Retail (2.3%)
14,300	Home Depot, Inc.	450,593
9,100	OfficeMax, Inc.	288,015
	Total Specialty Retail	738,608
	Thrifts & Mortgage Finance (0.8%)
16,110	Countrywide Financial Corp.	250,027
	Tobacco (2.2%)
9,655	Altria Group, Inc.	704,139
	Total Common Stock (Cost: $29,772,673) (102.8%)	33,341,981
Principal Amount	Short-Term Investments
$21,913	State Street Bank & Trust Depository Reserve, 3%	21,913
	Total Short-Term Investments (Cost: $21,913) (0.1%)	21,913
	Total Investments (Cost: $29,794,586) (102.9%)	33,363,894
	Liabilities in Excess of Other Assets (– 2.9%)	(943,657)
	Net Assets (100.0%)	$32,420,237

Notes to the Schedule of Investments:

ADR  -  American Depositary Receipt. Shares of a foreign based corporation held in U.S. banks entitling the shareholder to all dividends and capital gains.

  *  Non-income producing.

See accompanying notes to financial statements.

US EQUITIES

TCW Spectrum Fund

Investments by Industry	October 31, 2007

Industry *	Percentage of Net Assets
Aerospace & Defense	4.6%
Air Freight & Logistics	0.8
Auto Components	2.8
Automobiles	1.0
Beverages	3.1
Biotechnology	5.8
Capital Markets	4.8
Chemicals	1.4
Communications Equipment	6.1
Computers & Peripherals	2.7
Diversified Financial Services	9.5
Diversified Telecommunication Services	3.8
Electric Utilities	3.8
Energy Equipment & Services	5.8
Food & Staples Retailing	1.7
Food Products	0.5
Health Care Equipment & Supplies	2.3
Health Care Providers & Services	3.3
Household Products	2.9
Industrial Conglomerates	3.7
Insurance	4.1
Internet Software & Services	2.6
IT Services	1.3
Machinery	2.4
Media	1.4
Metals & Mining	2.0
Multiline Retail	1.7
Oil, Gas & Consumable Fuels	6.4
Pharmaceuticals	0.8
Semiconductors & Semiconductor Equipment	1.4
Software	3.0
Specialty Retail	2.3
Thrifts & Mortgage Finance	0.8
Tobacco	2.2
Short-Term Investments	0.1
Total	102.9%

*  These classifications are unaudited.

See accompanying notes to financial statements.

US EQUITIES

TCW Value Added Fund

Schedule of Investments	October 31, 2007

Number of Shares	Common Stock	Value
	Aerospace & Defense (2.2% of Net Assets)
3,020	Ducommun, Inc.	$119,985	*
1,400	Esterline Technologies Corp.	76,692	*
5,500	Herley Industries, Inc.	84,095	*
8,518	Hexcel Corp.	213,206	*
	Total Aerospace & Defense	493,978
	Auto Components (0.8%)
2,600	Gentex Corp.	54,028
2,400	Modine Manufacturing Co.	55,824
2,878	Sauer-Danfoss, Inc.	74,540
	Total Auto Components	184,392
	Automobiles (1.2%)
14,220	Monaco Coach Corp.	164,952
3,900	Winnebago Industries, Inc.	100,542
	Total Automobiles	265,494
	Building Products (0.1%)
2,900	PGT, Inc.	23,171	*
	Capital Markets (1.3%)
6,345	FBR Capital Markets Corp.	81,216	*
15,000	Knight Capital Group, Inc., Class A	201,150	*
	Total Capital Markets	282,366
	Chemicals (2.6%)
4,900	American Vanguard Corp.	87,073	†
9,400	Chemtura Corp.	87,608
8,005	Ferro Corp.	165,864
4,800	Georgia Gulf Corp.	58,080
7,878	Material Sciences Corp.	69,011	*
3,100	Nova Chemicals Corp.	111,817
	Total Chemicals	579,453
	Commercial Banks (4.1%)
5,471	Access National Corp.	32,935
4,425	CoBiz Financial, Inc.	78,986
1,400	Columbia Banking System, Inc.	43,498
4,350	Dearborn Bancorp, Inc.	50,721	*
7,473	First Security Group, Inc.	74,805
8,431	Fulton Financial Corp.	110,530
1,000	Heritage Commerce Corp.	18,540
11,300	Investor Bancorp, Inc.	169,500	*
2,300	Porter Bancorp, Inc.	50,531
11,400	Sterling Bancorp	167,466
8,757	Superior Bancorp	66,904	*
1,000	Wintrust Financial Corp.	36,740
	Total Commercial Banks	901,156

See accompanying notes to financial statements.

US EQUITIES

TCW Value Added Fund

Schedule of Investments (Continued)

Number of Shares	Common Stock	Value
	Commercial Services & Supplies (4.0%)
2,700	ACCO Brands Corp.	$57,888	*
6,530	Bowne & Co., Inc.	113,491
2,970	Herman Miller, Inc.	80,843
5,800	ICT Group, Inc.	63,336	*
4,500	Knoll, Inc.	85,455
4,600	LECG Corp.	80,546	*
3,600	RSC Holdings, Inc.	52,380	*
3,157	Schawk, Inc.	71,727
5,500	Tetra Tech, Inc.	128,425	*
5,748	TRC Companies, Inc.	67,769	*
5,100	Volt Information Sciences, Inc.	79,305	*
	Total Commercial Services & Supplies	881,165
	Communications Equipment (2.3%)
5,700	ADC Telecommunications, Inc.	106,590	*
4,100	Plantronics, Inc.	112,135
17,876	Powerwave Technologies, Inc.	99,391	*
18,015	Symmetricom, Inc.	85,391	*
8,100	Tekelec	106,920	*
	Total Communications Equipment	510,427
	Computers & Peripherals (2.5%)
5,500	Avid Technology, Inc.	161,645	*
6,200	Brocade Communications Systems, Inc.	58,962	*
3,175	Cray, Inc.	19,272	*
3,200	Electronics for Imaging, Inc.	72,960	*
4,400	Hutchinson Technology, Inc.	104,412	*
8,500	QLogic Corp.	132,005	*
	Total Computers & Peripherals	549,256
	Construction & Engineering (0.9%)
11,533	Insituform Technologies, Inc., Class A	162,154	*
20,563	Modtech Holdings, Inc.	34,957	*
	Total Construction & Engineering	197,111
	Construction Materials (0.2%)
10,700	U.S. Concrete, Inc.	53,072	*
	Containers & Packaging (0.1%)
3,300	Chesapeake Corp.	24,453
	Diversified Consumer Services (1.2%)
6,910	Corinthian Colleges, Inc.	113,255	*
18,080	Princeton Review, Inc. (The)	157,115	*
	Total Diversified Consumer Services	270,370
	Electric Utilities (0.3%)
2,200	Portland General Electric Co.	61,930

See accompanying notes to financial statements.

US EQUITIES

TCW Value Added Fund

October 31, 2007

Number of Shares	Common Stock	Value
	Electrical Equipment (0.6%)
25,200	Power-One, Inc.	$142,884	*
	Electronic Equipment & Instruments (12.4%)
19,019	Bell Microproducts, Inc.	113,924	*
2,685	Coherent, Inc.	88,068	*
5,505	Electro Scientific Industries, Inc.	120,119	*
400	Faro Technologies, Inc.	11,504	*
6,400	Gerber Scientific, Inc.	70,720	*
13,100	GSI Lumonics, Inc.	123,140	*
14,250	Keithley Instruments, Inc.	143,070
27,210	KEMET Corp.	192,375	*
19,021	LeCroy Corp.	186,406	*
5,500	Littelfuse, Inc.	175,065	*
2,035	Maxwell Technologies, Inc.	20,391	*†
7,300	Mercury Computer Systems, Inc.	114,172	*
17,040	Merix Corp.	118,939	*
5,000	Molex, Inc.	142,800
25,577	Netlist, Inc.	86,962	*
7,010	Newport Corp.	95,827	*
3,696	Park Electrochemical Corp.	115,759
13,400	Radisys Corp.	180,230	*
8,000	Smart Modular Technologies, Inc.	70,720	*
19,700	TTM Technologies, Inc.	252,751	*
18,336	Vishay Intertechnology, Inc.	230,850	*
7,100	Zygo Corp.	83,496	*
	Total Electronic Equipment & Instruments	2,737,288
	Energy Equipment & Services (3.6%)
4,700	Allis-Chalmers Energy, Inc.	82,579	*
9,600	Cal Dive International, Inc.	127,008	*†
1,490	Gulf Island Fabrication, Inc.	52,031
3,400	Hercules Offshore, Inc.	91,936	*
3,600	ION Geophysical Corp.	54,540	*
4,400	Key Energy Services, Inc.	60,412	*
18,200	Newpark Resources, Inc.	114,114	*
3,900	Pride International, Inc.	143,910	*
3,800	Superior Well Services, Inc.	77,520	*
	Total Energy Equipment & Services	804,050
	Food Products (0.1%)
2,000	American Italian Pasta Co., Class A	17,980	*†
	Health Care Equipment & Supplies (1.4%)
8,100	AngioDynamics, Inc.	162,000	*
4,300	SonoSite, Inc.	151,317	*
	Total Health Care Equipment & Supplies	313,317

See accompanying notes to financial statements.

US EQUITIES

TCW Value Added Fund

Schedule of Investments (Continued)

Number of Shares	Common Stock	Value
	Health Care Providers & Services (3.2%)
3,300	AMN Healthcare Services, Inc.	$62,733	*
8,600	Assisted Living Concepts, Inc., Class A	75,680	*
7,900	Hooper Holmes, Inc.	17,538	*
11,200	Kindred Healthcare, Inc.	237,888	*
4,800	LifePoint Hospitals, Inc.	146,496	*
4,587	PharMerica Corp.	73,163	*†
5,500	Skilled Healthcare Group, Inc., Class A	90,090	*
	Total Health Care Providers & Services	703,588
	Hotels, Restaurants & Leisure (0.9%)
4,500	Cheesecake Factory, Inc. (The)	100,935	*
6,700	Morton's Restaurant Group, Inc.	92,862	*
	Total Hotels, Restaurants & Leisure	193,797
	Household Durables (0.3%)
4,500	Lifetime Brands, Inc.	72,180
	Industrial Conglomerates (0.3%)
1,120	Standex International Corp.	24,013
3,025	Tredegar Corp.	52,696
	Total Industrial Conglomerates	76,709
	Insurance (4.0%)
5,600	Aspen Insurance Holdings, Ltd.	153,216
5,200	Brown & Brown, Inc.	130,988
13,865	CRM Holdings, Ltd.	95,253	*
3,600	Employers Holdings, Inc.	68,976
9,947	First Acceptance Corp.	42,971	*
7,100	Max Capital Group, Ltd.	200,859
5,700	OneBeacon Insurance Group, Ltd.	122,607
4,900	ProCentury Corp.	72,863
	Total Insurance	887,733
	Internet & Catalog Retail (0.2%)
12,082	dELiA*s, Inc.	40,716	*
	Internet Software & Services (1.2%)
10,701	Internet Capital Group, Inc.	137,401	*
10,300	Jupitermedia Corp.	54,693	*
15,900	Saba Software, Inc.	76,320	*
	Total Internet Software & Services	268,414
	Leisure Equipment & Products (0.2%)
2,040	Callaway Golf Co.	35,333
	Life Science Tools & Services (0.1%)
3,500	Caliper Life Sciences, Inc.	20,720	*

See accompanying notes to financial statements.

US EQUITIES

TCW Value Added Fund

October 31, 2007

Number of Shares	Common Stock	Value
	Machinery (4.3%)
5,900	A.S.V., Inc.	$68,676	*†
2,600	Columbus McKinnon Corp.	86,268	*
4,800	Commercial Vehicle Group, Inc.	65,424	*
8,470	Federal Signal Corp.	113,413
7,600	Flow International Corp.	63,916	*
2,300	Gardner Denver, Inc.	83,099	*
5,130	Greenbrier Companies, Inc. (The)	137,022
6,067	Lydall, Inc.	65,281	*
8,800	Mueller Water Products, Inc., Class A	103,400	†
4,200	TriMas Corp.	67,200	*
3,000	Trinity Industries, Inc.	108,420
	Total Machinery	962,119
	Media (1.4%)
4,857	Alloy, Inc.	40,750	*
2,400	Meredith Corp.	149,400
2,785	Scholastic Corp.	110,230	*
	Total Media	300,380
	Metals & Mining (2.4%)
6,400	Claymont Steel Holdings, Inc.	131,136	*
5,800	Commercial Metals Co.	182,004
7,820	NN, Inc.	83,439
5,300	Olympic Steel, Inc.	137,959
	Total Metals & Mining	534,538
	Multiline Retail (0.8%)
8,001	Saks, Inc.	169,301
	Office Electronics (0.3%)
1,900	Zebra Technologies Corp., Class A	74,271	*
	Oil, Gas & Consumable Fuels (4.2%)
13,015	Brigham Exploration Co.	95,921	*
6,300	CNX Gas Corp.	201,096	*
3,300	Comstock Resources, Inc.	120,615	*
4,100	Goodrich Petroleum Corp.	136,161	*†
19,500	Kodiak Oil & Gas Corp.	44,850	*
8,800	Petrohawk Energy Corp.	162,800	*
7,600	PetroQuest Energy, Inc.	98,040	*
7,700	Quest Resource Corp.	67,452	*
	Total Oil, Gas & Consumable Fuels	926,935
	Pharmaceuticals (0.8%)
9,100	Par Pharmaceutical Companies, Inc.	167,804	*

See accompanying notes to financial statements.

US EQUITIES

TCW Value Added Fund

Schedule of Investments (Continued)

Number of Shares	Common Stock	Value
	Road & Rail (0.3%)
3,240	Covenant Transportation Group, Class A	$24,559	*
2,000	YRC Worldwide, Inc.	49,160	*
	Total Road & Rail	73,719
	Semiconductors & Semiconductor Equipment (16.9%)
7,300	Advanced Analogic Technologies, Inc.	88,184	*
20,200	AMIS Holdings, Inc.	154,934	*
4,115	ATMI, Inc.	132,256	*
20,115	Axcelis Technologies, Inc.	94,339	*
3,800	AXT, Inc.	17,404	*
10,935	Brooks Automation, Inc.	141,936	*
13,900	Cascade Microtech, Inc.	121,486	*
6,100	ChipMOS TECHNOLOGIES, Ltd.	34,282	*†
3,700	Cohu, Inc.	60,680
3,600	Eagle Test Systems, Inc.	45,504	*
17,776	Entegris, Inc.	162,295	*
6,190	Exar Corp.	75,270	*
3,255	FEI Co.	94,428	*
27,274	FSI International, Inc.	59,730	*
5,525	Integrated Device Technology, Inc.	74,201	*
7,190	International Rectifier Corp.	240,002	*
11,280	Kulicke & Soffa Industries, Inc.	85,390	*
32,419	Lattice Semiconductor Corp.	135,511	*
20,220	LTX Corp.	66,928	*
9,839	Mattson Technology, Inc.	85,403	*
6,400	Microsemi Corp.	170,304	*
4,330	MKS Instruments, Inc.	86,946	*
3,600	Novellus Systems, Inc.	102,276	*
10,246	Pericom Semiconductor Corp.	153,075	*
4,100	PLX Technology, Inc.	42,804	*
15,793	RF Micro Devices, Inc.	98,232	*
6,300	Semitool, Inc.	58,464	*
17,100	Silicon Image, Inc.	108,927	*
5,250	Silicon Laboratories, Inc.	229,425	*
8,790	Skyworks Solutions, Inc.	81,044	*
12,400	Spansion, Inc., Class A	87,420	*
7,056	Triquint Semiconductor, Inc.	44,241	*
5,300	Ultra Clean Holdings, Inc.	68,052	*
7,400	Ultratech, Inc.	85,766	*
9,645	Veeco Instruments, Inc.	174,285	*
6,800	Zoran Corp.	173,400	*
	Total Semiconductors & Semiconductor Equipment	3,734,824

See accompanying notes to financial statements.

US EQUITIES

TCW Value Added Fund

October 31, 2007

Number of Shares	Common Stock	Value
	Software (5.4%)
5,660	ACI Worldwide, Inc.	$129,444	*
3,900	Evans & Sutherland Computer Corp.	6,942	*
13,200	Lawson Software, Inc.	149,028	*
10,000	Macrovision Corp.	240,000	*
11,600	MSC.Software Corp.	160,080	*
6,754	Parametric Technology Corp.	129,001	*
5,437	Phoenix Technologies, Ltd.	62,254	*
2,500	Progress Software Corp.	81,775	*
8,800	THQ, Inc.	238,392	*
	Total Software	1,196,916
	Specialty Retail (5.9%)
2,866	A.C. Moore Arts & Crafts, Inc.	47,920	*
3,600	AnnTaylor Stores Corp.	111,564	*
14,200	Coldwater Creek, Inc.	127,090	*
19,585	Pacific Sunwear of California, Inc.	327,461	*
9,750	Pier 1 Imports, Inc.	49,628	*
8,200	Talbots, Inc. (The)	120,622
7,900	Urban Outfitters, Inc.	199,633	*
4,247	West Marine, Inc.	45,825	*
4,800	Williams-Sonoma, Inc.	150,912
5,700	Zale Corp.	120,156	*
	Total Specialty Retail	1,300,811
	Textiles, Apparel & Luxury Goods (2.1%)
4,000	Kellwood Co.	66,280
3,900	Kenneth Cole Productions, Inc., Class A	72,813
10,400	Quiksilver, Inc.	140,400	*
5,300	Timberland Co. (The), Class A	103,403	*
2,029	Warnaco Group, Inc.	82,560	*
	Total Textiles, Apparel & Luxury Goods	465,456
	Thrifts & Mortgage Finance (3.3%)
7,200	Astoria Financial Corp.	187,128
4,297	First Niagara Financial Group, Inc.	56,720
4,885	NewAlliance Bancshares, Inc.	68,341
8,200	Oritani Financial Corp.	136,120	*
6,315	Provident Financial Services, Inc.	100,030
3,700	ViewPoint Financial Group	66,415
11,200	Westfield Financial, Inc.	114,016
	Total Thrifts & Mortgage Finance	728,770
	Trading Companies & Distributors (0.1%)
1,555	Electro Rent Corp.	22,485
	Total Common Stock (Cost: $21,213,858) (100.5%)	22,250,832

See accompanying notes to financial statements.

US EQUITIES

TCW Value Added Fund

Schedule of Investments (Continued)

Number of Shares	Short-Term Investments	Value
	Money Market Investments (2.3%)
505,025	Navigator Money Market Fund, 5.03%	$505,025	**
Principal Amount	Other Short-Term Investments (0.1%)
$24,416	State Street Bank & Trust Depository Reserve, 3%	24,416
	Total Short-Term Investments (Cost: $529,441) (2.4%)	529,441
	Total Investments (Cost: $21,743,299) (102.9%)	22,780,273
	Liabilities in Excess of Other Assets (– 2.9%)	(641,773)
	Net Assets (100.0%)	$22,138,500

Notes to the Schedule of Investments:

  *  Non-income producing.

  **  Represents investment of security lending collateral (Note 3).

  †  Security partially or fully lent (Note 3).

See accompanying notes to financial statements.

US EQUITIES

TCW Value Added Fund

Investments by Industry	October 31, 2007

Industry *	Percentage of Net Assets
Aerospace & Defense	2.2%
Auto Components	0.8
Automobiles	1.2
Building Products	0.1
Capital Markets	1.3
Chemicals	2.6
Commercial Banks	4.1
Commercial Services & Supplies	4.0
Communications Equipment	2.3
Computers & Peripherals	2.5
Construction & Engineering	0.9
Construction Materials	0.2
Containers & Packaging	0.1
Diversified Consumer Services	1.2
Electric Utilities	0.3
Electrical Equipment	0.6
Electronic Equipment & Instruments	12.4
Energy Equipment & Services	3.6
Food Products	0.1
Health Care Equipment & Supplies	1.4
Health Care Providers & Services	3.2
Hotels, Restaurants & Leisure	0.9
Household Durables	0.3
Industrial Conglomerates	0.3
Insurance	4.0
Internet & Catalog Retail	0.2
Internet Software & Services	1.2
Leisure Equipment & Products	0.2
Life Science Tools & Services	0.1
Machinery	4.3
Media	1.4
Metals & Mining	2.4
Multiline Retail	0.8
Office Electronics	0.3
Oil, Gas & Consumable Fuels	4.2
Pharmaceuticals	0.8
Road & Rail	0.3
Semiconductors & Semiconductor Equipment	16.9
Software	5.4
Specialty Retail	5.9
Textiles, Apparel & Luxury Goods	2.1
Thrifts & Mortgage Finance	3.3
Trading Companies & Distributors	0.1
Short-Term Investments	2.4
Total	102.9%

*  These classifications are unaudited.

See accompanying notes to financial statements.

US EQUITIES

TCW Value Opportunities Fund

Schedule of Investments

Number of Shares	Common Stock	Value
	Aerospace & Defense (3.4% of Net Assets)
122,560	Alliant Techsystems, Inc.	$13,529,398	*
420,700	Hexcel Corp.	10,530,121	*
	Total Aerospace & Defense	24,059,519
	Capital Markets (6.9%)
1,607,175	E*TRADE Financial Corp.	17,903,929	*
397,980	Federated Investors, Inc., Class B	17,113,140
1,032,100	Knight Capital Group, Inc., Class A	13,840,461	*
	Total Capital Markets	48,857,530
	Chemicals (4.4%)
231,900	Cytec Industries, Inc.	15,470,049
294,430	International Flavors & Fragrances, Inc.	15,372,190
	Total Chemicals	30,842,239
	Commercial Banks (1.2%)
203,991	Marshall & Ilsley Corp.	8,710,416
	Communications Equipment (1.5%)
573,556	ADC Telecommunications, Inc.	10,725,497	*
	Computers & Peripherals (4.8%)
357,970	Diebold, Inc.	14,977,465
3,275,400	Sun Microsystems, Inc.	18,702,534	*
	Total Computers & Peripherals	33,679,999
	Diversified Consumer Services (1.8%)
388,401	Regis Corp.	13,050,274
	Diversified Financial Services (2.5%)
406,700	Moody's Corp	17,780,924
	Electronic Equipment & Instruments (1.8%)
986,419	Vishay Intertechnology, Inc.	12,419,015	*
	Energy Equipment & Services (3.8%)
134,300	Cameron International Corp.	13,075,448	*
211,400	Weatherford International, Ltd.	13,721,974	*
	Total Energy Equipment & Services	26,797,422
	Food & Staples Retailing (2.6%)
367,200	Whole Foods Market, Inc.	18,191,088
	Health Care Equipment & Supplies (6.6%)
131,680	Beckman Coulter, Inc.	9,325,578
337,795	Edwards Lifesciences Corp.	16,964,065	*
211,490	Hillenbrand Industries, Inc.	11,678,478
217,800	Hospira, Inc.	9,001,674	*
	Total Health Care Equipment & Supplies	46,969,795

See accompanying notes to financial statements.

US EQUITIES

TCW Value Opportunities Fund

October 31, 2007

Number of Shares	Common Stock	Value
	Health Care Providers & Services (1.4%)
483,879	HealthSouth Corp.	$9,701,774	*†
	Hotels, Restaurants & Leisure (1.9%)
598,100	Cheesecake Factory, Inc. (The)	13,415,383	*†
	Household Durables (1.6%)
163,100	Lennar Corp.	3,726,835
74,500	Snap-on, Inc.	3,718,295
176,500	Toll Brothers, Incorporated	4,043,615	*
	Total Household Durables	11,488,745
	Industrial Conglomerates (1.9%)
180,006	Teleflex, Inc.	13,178,239
	Insurance (3.2%)
127,150	Assurant, Inc.	7,430,646
363,020	Willis Group Holdings, Ltd.	15,366,637
	Total Insurance	22,797,283
	Life Science Tools & Services (4.8%)
348,640	Thermo Electron Corp.	20,503,518	*
180,200	Varian, Inc.	13,314,978	*
	Total Life Science Tools & Services	33,818,496
	Machinery (7.6%)
255,385	Dover Corp.	11,747,710
339,350	Joy Global, Inc.	19,702,661
149,803	Pentair, Inc.	5,301,528
169,950	SPX Corp.	17,215,935
	Total Machinery	53,967,834
	Multiline Retail (1.6%)
364,248	Macy's, Inc.	11,666,863
	Office Electronics (1.4%)
255,379	Zebra Technologies Corp., Class A	9,982,765	*
	Oil, Gas & Consumable Fuels (4.3%)
254,100	Consol Energy, Inc.	14,356,650
215,300	Murphy Oil Corp.	15,852,539
	Total Oil, Gas & Consumable Fuels	30,209,189
	Semiconductors & Semiconductor Equipment (15.1%)
509,000	Analog Devices, Inc.	17,031,140
350,470	ASML Holding N.V.	12,238,412	*
279,400	International Rectifier Corp.	9,326,372	*
219,200	KLA-Tencor Corp.	11,540,880
1,970,800	LSI Corp.	13,007,280	*
455,400	Maxim Integrated Products, Inc.	12,341,340
1,256,200	Micron Technology, Inc.	13,202,662	*

See accompanying notes to financial statements.

US EQUITIES

TCW Value Opportunities Fund

Schedule of Investments (Continued)

Number of Shares	Common Stock	Value
	Semiconductors & Semiconductor Equipment (Continued)
624,600	Teradyne, Inc.	$7,707,564	*
449,033	Verigy, Ltd.	10,323,269	*
	Total Semiconductors & Semiconductor Equipment	106,718,919
	Specialty Retail (4.3%)
1,947,760	Coldwater Creek, Inc.	17,432,452	*†
695,700	Gap, Inc. (The)	13,148,730
	Total Specialty Retail	30,581,182
	Textiles, Apparel & Luxury Goods (1.3%)
445,005	Jones Apparel Group, Inc.	9,318,405
	Thrifts & Mortgage Finance (7.1%)
978,701	Hudson City Bancorp, Inc.	15,326,458
772,937	New York Community Bancorp, Inc.	14,384,358	†
1,137,196	People's United Financial, Inc.	20,219,345
	Total Thrifts & Mortgage Finance	49,930,161
	Total Common Stock (Cost: $585,185,029) (98.8%)	698,858,956
Number of Shares	Short-Term Investments
	Money Market Investments (4.0%)
28,317,931	Navigator Money Market Fund, 5.03%	28,317,931	**
Principal Amount	Other Short-Term Investments (0.3%)
$2,010,657	State Street Bank & Trust Depository Reserve, 3%	2,010,657
	Total Short-Term Investments (Cost: $30,328,588) (4.3%)	30,328,588
	Total Investments (Cost: $615,513,617) (103.1%)	729,187,544
	Liabilities in Excess of Other Assets (– 3.1%)	(21,940,619)
	Net Assets (100.0%)	$707,246,925

Notes to the Schedule of Investments:

  *  Non-income producing.

  **  Represents investment of security lending collateral (Note 3).

  †  Security partially or fully lent (Note 3).

See accompanying notes to financial statements.

US EQUITIES

TCW Value Opportunities Fund

Investments by Industry	October 31, 2007

Industry *	Percentage of Net Assets
Aerospace & Defense	3.4%
Capital Markets	6.9
Chemicals	4.4
Commercial Banks	1.2
Communications Equipment	1.5
Computers & Peripherals	4.8
Diversified Consumer Services	1.8
Diversified Financial Services	2.5
Electronic Equipment & Instruments	1.8
Energy Equipment & Services	3.8
Food & Staples Retailing	2.6
Health Care Equipment & Supplies	6.6
Health Care Providers & Services	1.4
Hotels, Restaurants & Leisure	1.9
Household Durables	1.6
Industrial Conglomerates	1.9
Insurance	3.2
Life Science Tools & Services	4.8
Machinery	7.6
Multiline Retail	1.6
Office Electronics	1.4
Oil, Gas & Consumable Fuels	4.3
Semiconductors & Semiconductor Equipment	15.1
Specialty Retail	4.3
Textiles, Apparel & Luxury Goods	1.3
Thrifts & Mortgage Finance	7.1
Short-Term Investments	4.3
Total	103.1%

*  These classifications are unaudited.

See accompanying notes to financial statements.

US EQUITIES

TCW Conservative LifePlan Fund

Schedule of Investments

Number of Shares	Investment Companies	Value
	Diversified Fixed Income Funds (49.0% of Net Assets)
23,020	TCW Core Fixed Income Fund, I Class	$224,673	#
	Diversified Money Market Funds (5.0%)
23,030	TCW Money Market Fund, I Class, 5.05%	23,030	#
	Non-Diversified U.S. Equity Funds (47.7%)
631	TCW Large Cap Growth Fund, I Class	15,477	#*
14,546	TCW Spectrum Fund, I Class	203,353	#
	Total Non-Diversified U.S. Equity Funds	218,830
	Total Investment Companies (Cost: $452,430) (101.7%)	466,533
	Total Investments (Cost: $452,430) (101.7%)	466,533
	Liabilities in Excess of Other Assets (– 1.7%)	(7,592)
	Net Assets (100.0%)	$458,941

Notes to the Schedule of Investments:

  *  Non-income producing.

  #  Affiliated Issuer.

See accompanying notes to financial statements.

US EQUITIES

TCW Conservative LifePlan Fund

Investments by Industry	October 31, 2007

Industry *	Percentage of Net Assets
Diversified Fixed Income Funds	49.0%
Diversified Money Market Funds	5.0
Non-Diversified U.S. Equity Funds	47.7
Total	101.7%

*  These classifications are unaudited.

See accompanying notes to financial statements.

US EQUITIES

TCW Moderate LifePlan Fund

Schedule of Investments

Number of Shares	Investment Companies	Value
	Diversified Fixed Income Funds (27.5% of Net Assets)
24,203	TCW Core Fixed Income Fund, I Class	$236,225	#
6,695	TCW High Yield Bond Fund, I Class	45,126	#
	Total Diversified Fixed Income Funds	281,351
	Diversified U.S. Equity Funds (10.9%)
6,615	TCW Diversified Value Fund, I Class	111,856	#
	Non-Diversified U.S. Equity Funds (63.1%)
5,216	TCW Growth Equities Fund, I Class	93,423	#*
12,849	TCW Large Cap Growth Fund, I Class	315,307	#*
11,374	TCW Spectrum Fund, I Class	159,004	#
3,180	TCW Value Opportunities Fund, I Class	76,486	#
	Total Non-Diversified U.S. Equity Funds	644,220
	Total Investment Companies (Cost: $985,208) (101.5%)	1,037,427
	Total Investments (Cost: $985,208) (101.5%)	1,037,427
	Liabilities in Excess of Other Assets (– 1.5%)	(15,643)
	Net Assets (100.0%)	$1,021,784

Notes to the Schedule of Investments:

  *  Non-income producing.

  #  Affiliated Issuer.

See accompanying notes to financial statements.

US EQUITIES

TCW Moderate LifePlan Fund

Investments by Industry	October 31, 2007

Industry *	Percentage of Net Assets
Diversified Fixed Income Funds	27.5%
Diversified U.S. Equity Funds	10.9
Non-Diversified U.S. Equity Funds	63.1
Total	101.5%

*  These classifications are unaudited.

See accompanying notes to financial statements.

US EQUITIES

TCW Aggressive LifePlan Fund

Schedule of Investments

Number of Shares	Investment Companies	Value
	Diversified Fixed Income Funds (9.5% of Net Assets)
2,231	TCW Core Fixed Income Fund, I Class	$21,771	#
	Diversified U.S. Equity Funds (27.4%)
2,802	TCW Diversified Value Fund, I Class	47,383	#
1,010	TCW Relative Value Small Cap Fund, I Class	15,670	#
	Total Diversified U.S. Equity Funds	63,053
	Non-Diversified U.S. Equity Funds (66.2%)
1,648	TCW Growth Equities Fund, I Class	29,522	#*
3,529	TCW Large Cap Growth Fund, I Class	86,613	#*
353	TCW Small Cap Growth Fund, I Class	9,271	#*
1,111	TCW Value Opportunities Fund, I Class	26,723	#
	Total Non-Diversified U.S. Equity Funds	152,129
	Total Investment Companies (Cost: $214,617) (103.1%)	236,953
	Total Investments (Cost: $214,617) (103.1%)	236,953
	Liabilities in Excess of Other Assets (– 3.1%)	(7,059)
	Net Assets (100.0%)	$229,894

Notes to the Schedule of Investments:

  *  Non-income producing.

  #  Affiliated Issuer.

See accompanying notes to financial statements.

US EQUITIES

TCW Aggressive LifePlan Fund

Investments by Industry	October 31, 2007

Industry *	Percentage of Net Assets
Diversified Fixed Income Funds	9.5%
Diversified U.S. Equity Funds	27.4
Non-Diversified U.S. Equity Funds	66.2
Total	103.1%

*  These classifications are unaudited.

See accompanying notes to financial statements.

US EQUITIES

TCW Global Aggressive LifePlan Fund

Schedule of Investments

Number of Shares	Investment Companies	Value
	Diversified U.S. Equity Funds (9.4% of Net Assets)
8,074	TCW Diversified Value Fund, I Class	$136,524	#
	Diversified U.S. Fixed Income Funds (17.1%)
25,423	TCW Core Fixed Income Fund, I Class	248,124	#
	Non-Diversified International Equity Funds (35.7%)
32,621	TCW Global Equities Fund, I Class	516,710	#
	Non-Diversified International Fixed Income Funds (4.8%)
9,050	TCW Emerging Markets Income Fund, I Class	69,321	#
	Non-Diversified U.S. Equity Funds (33.9%)
2,536	TCW Growth Equities Fund, I Class	45,427	#*
14,874	TCW Large Cap Growth Fund, I Class	365,009	#*
3,310	TCW Value Opportunities Fund, I Class	79,597	#
	Total Non-Diversified U.S. Equity Funds	490,033
	Total Investment Companies (Cost: $1,372,255) (100.9%)	1,460,712
	Total Investments (Cost: $1,372,255) (100.9%)	1,460,712
	Liabilities in Excess of Other Assets (– 0.9%)	(13,735)
	Net Assets (100.0%)	$1,446,977

Notes to the Schedule of Investments:

  *  Non-income producing.

  #  Affiliated Issuer.

See accompanying notes to financial statements.

US EQUITIES

TCW Global Aggressive LifePlan Fund

Investments by Industry	October 31, 2007

Industry *	Percentage of Net Assets
Diversified U.S. Equity Funds	9.4%
Diversified U.S. Fixed Income Funds	17.1
Non-Diversified International Equity Funds	35.7
Non-Diversified International Fixed Income Funds	4.8
Non-Diversified U.S. Equity Funds	33.9
Total	100.9%

*  These classifications are unaudited.

See accompanying notes to financial statements.

US EQUITIES

TCW Funds, Inc.

Statements of Assets and Liabilities	October 31, 2007

	TCW Balanced Fund		TCW Diversified Value Fund		TCW Dividend Focused Fund		TCW Equities Fund
	Dollar Amounts in Thousands (Except per Share Amounts)
ASSETS
Investments, at Value (1)	$9,995		$1,060,040	(2)	$1,857,100	(2)	$72,914
Receivables for Securities Sold	116		14,899		7,228		2,959
Receivables for Fund Shares Sold	—		2,845		3,760		3
Interest and Dividends Receivable	43		1,563		2,432		76
Foreign Tax Reclaim Receivable	—	(3)	34		58		—
Receivable from Investment Advisor	2		—		—		—
Total Assets	10,156		1,079,381		1,870,578		75,952
LIABILITIES
Payables for Securities Purchased	176		27,536		3,025		285
Payables for Fund Shares Redeemed	—		4,942		2,521		—
Payables Upon Return of Securities Loaned	—		12,292		63,864		—
Disbursements in Excess of Available Cash	—		—		—		2,236
Accrued Directors' Fees and Expenses	4		4		4		4
Accrued Compliance Expense	—	(3)	3		5		—	(3)
Accrued Management Fees	—		705		1,213		39
Accrued Distribution Fees	2		42		354		1
Other Accrued Expenses	42		331		629		83
Total Liabilities	224		45,855		71,615		2,648
NET ASSETS	$9,932		$1,033,526		$1,798,963		$73,304
NET ASSETS CONSIST OF:
Paid-in Capital	$9,235		$931,463		$1,477,747		$46,784
Undistributed Net Realized Gain on Investments	222		17,356		68,632		10,036
Unrealized Appreciation of Investments	462		78,125		252,386		16,034
Undistributed Net Investment Income	13		6,582		198		450
NET ASSETS	$9,932		$1,033,526		$1,798,963		$73,304
NET ASSETS ATTRIBUTABLE TO:
I Class Share	$33		$844,811		$241,170		$69,172
N Class Share	$9,899		$188,715		$1,557,793		$4,132
K Class Share					$—	(3)	$—	(3)
CAPITAL SHARES OUTSTANDING: (4)
I Class Share	3,047		49,970,132		16,940,887		3,956,886
N Class Share	918,999		11,215,317		109,490,987		237,275
K Class Share					9		10
NET ASSET VALUE PER SHARE: (5)
I Class Share	$10.84		$16.91		$14.24		$17.48
N Class Share	$10.77		$16.83		$14.23		$17.41
K Class Share					$14.88		$19.22

(1)  The identified cost for the TCW Balanced Fund, the TCW Diversified Value Fund, the TCW Dividend Focused Fund and the TCW Equities Fund at October 31, 2007 was $9,533, $981,915, $1,604,714 and $56,881, respectively.

(2)  The market value of securities lent for the TCW Diversified Value Fund and the TCW Dividend Focused Fund at October 31, 2007 was $10,141, and $61,611, respectively.

(3)  Amount rounds to less than $1 (in thousands).

(4)  The number of authorized shares with a par value of $0.001 per share, for the TCW Balanced Fund and the TCW Diversified Value Fund is 2,000,000,000 for each of the I Class and N Class shares, the TCW Dividend Focused Fund and the TCW Equities Fund is 2,000,000,000 for each of the I Class, N Class and K Class shares.

(5)  Represents offering price and redemption price per share.

See accompanying notes to financial statements.

US EQUITIES

TCW Funds, Inc.

Statements of Assets and Liabilities	October 31, 2007

	TCW Focused Equities Fund		TCW Growth Equities Fund		TCW Growth Insights Fund		TCW Large Cap Growth Fund (1)
	Dollar Amounts in Thousands (Except per Share Amounts)
ASSETS
Investments, at Value (2)	$42,568		$57,164	(3)	$1,599		$16,164
Receivables for Securities Sold	188		1,376		—		—
Receivables for Fund Shares Sold	21		137		—	(4)	2
Interest and Dividends Receivable	46		21		—	(4)	4
Total Assets	42,823		58,698		1,599		16,170
LIABILITIES
Payables for Securities Purchased	3		1,283		—		16
Payables for Fund Shares Redeemed	—		125		—		38
Payables Upon Return of Securities Loaned	—		3,593		—		—
Disbursements in Excess of Available Cash	51		—		—		—
Accrued Directors' Fees and Expenses	4		4		4		4
Accrued Compliance Expense	—	(4)	—	(4)	—		—	(4)
Accrued Management Fees	25		38		3		8
Accrued Distribution Fees	8		2		—		1
Other Accrued Expenses	47		69		22		43
Total Liabilities	138		5,114		29		110
NET ASSETS	$42,685		$53,584		$1,570		$16,060
NET ASSETS CONSIST OF:
Paid-in Capital	$36,654		$56,556		$2,716		$13,290
Accumulated Net Realized Loss on Investments	(231)		(19,294)		(1,476)		(304)
Unrealized Appreciation of Investments	6,154		16,322		330		3,074
Undistributed Net Investment Income	108		—		—		—
NET ASSETS	$42,685		$53,584		$1,570		$16,060
NET ASSETS ATTRIBUTABLE TO:
I Class Share	$7,176		$43,973				$12,562
N Class Share	$35,509		$9,611		$1,570		$3,498
CAPITAL SHARES OUTSTANDING: (5)
I Class Share	456,568		2,455,407				511,967
N Class Share	2,266,033		536,994		185,741		142,780
NET ASSET VALUE PER SHARE: (6)
I Class Share	$15.72		$17.91				$24.54
N Class Share	$15.67		$17.90		$8.45		$24.50

(1)  Formerly TCW Large Cap Flexible Growth Fund.

(2)  The identified cost for the TCW Focused Equities Fund, the TCW Growth Equities Fund, the TCW Growth Insights Fund and the TCW Large Cap Growth Fund at October 31, 2007 was $36,414, $40,842, $1,269 and $13,090, respectively.

(3)  The market value of securities lent for the TCW Growth Equities Fund at October 31, 2007 was $3,489.

(4)  Amount rounds to less than $1 (in thousands).

(5)  The number of authorized shares with a par value of $0.001 per share, for the TCW Focused Equities Fund is 2,000,000,000 for each of the I Class and N Class shares, the TCW Growth Equities Fund is 4,000,000,000 for each of the I Class and N Class shares and for the TCW Growth Insights Fund is 2,000,000,000 for the N Class shares and for the TCW Large Cap Growth Fund is 2,000,000,000 for the I Class and N Class shares.

(6)  Represents offering price and redemption price per share.

See accompanying notes to financial statements.

US EQUITIES

TCW Funds, Inc.

Statements of Assets and Liabilities	October 31, 2007

	TCW Relative Value Small Cap Fund (1)		TCW Select Equities Fund	TCW Small Cap Growth Fund		TCW Spectrum Fund (2)
	Dollar Amounts in Thousands (Except per Share Amounts)
ASSETS
Investments, at Value (3)	$124,644	(4)	$2,728,563	$81,898	(4)	$33,364
Receivables for Securities Sold	615		—	262		—
Receivables for Fund Shares Sold	244		2,337	314		9
Interest and Dividends Receivable	132		313	49		36
Total Assets	125,635		2,731,213	82,523		33,409
LIABILITIES
Payables for Securities Purchased	1,350		8,830	561		—
Payables for Fund Shares Redeemed	70		2,011	12		920
Payables Upon Return of Securities Loaned	9,819		—	9,026		—
Accrued Directors' Fees and Expenses	4		4	4		4
Accrued Compliance Expense	1		12	—	(5)	—	(5)
Accrued Management Fees	89		1,832	65		17
Accrued Distribution Fees	22		146	3		1
Other Accrued Expenses	97		965	74		47
Total Liabilities	11,452		13,800	9,745		989
NET ASSETS	$114,183		$2,717,413	$72,778		$32,420
NET ASSETS CONSIST OF:
Paid-in Capital	$85,193		$1,730,553	$161,599		$27,039
Undistributed Accumulated Net Realized Gain (Loss) on Investments	11,415		271,248	(99,642)		1,693
Unrealized Appreciation of Investments	17,575		714,433	10,821		3,569
Undistributed Net Investment Income	—		1,179	—		119
NET ASSETS	$114,183		$2,717,413	$72,778		$32,420
NET ASSETS ATTRIBUTABLE TO:
I Class Share	$14,877		$2,068,728	$46,914		$25,872
N Class Share	$96,786		$647,402	$25,864		$6,548
K Class Share	$2,520		$1,283
CAPITAL SHARES OUTSTANDING: (6)
I Class Share	958,604		92,945,147	2,184,358		1,850,679
N Class Share	6,343,559		29,893,224	599,213		469,327
K Class Share	164,350		59,120
NET ASSET VALUE PER SHARE: (7)
I Class Share	$15.52		$22.26	$26.30		$13.98
N Class Share	$15.26		$21.66	$25.58		$13.95
K Class Share	$15.33		$21.70

(1)  Formerly TCW Opportunity Fund.

(2)  Formerly TCW Large Cap Core Fund.

(3)  The identified cost for the TCW Relative Value Small Cap Fund, the TCW Select Equities Fund, the TCW Small Cap Growth Fund and the TCW Spectrum Fund at October 31, 2007 was $107,069, $2,014,130, $71,077, and $29,795, respectively.

(4)  The market value of securities lent for the TCW Relative Value Small Cap Fund and the TCW Small Cap Growth Fund at October 31, 2007 was $8,723 and $8,649, respectively.

(5)  Amount rounds to less than $1 (in thousands).

(6)  The number of authorized shares with a par value of $0.001 per share, for the TCW Relative Value Small Cap Fund is 2,000,000,000 for each of the I Class, N Class and K Class shares, the TCW Select Equities Fund is 1,667,000,000, 1,667,000,000 and 2,000,000,000 for each of the I Class, N Class and K Class shares, respectively, the TCW Small Cap Growth Fund is 1,666,000,000 for each of the I Class, and N Class shares, and the TCW Spectrum Fund is 2,000,000,000 for each of the I Class and N Class shares.

(7)  Represents offering price and redemption price per share.

See accompanying notes to financial statements.

US EQUITIES

TCW Funds, Inc.

Statements of Assets and Liabilities	October 31, 2007

	TCW Value Added Fund		TCW Value Opportunities Fund		TCW Conservative LifePlan Fund	TCW Moderate LifePlan Fund
	Dollar Amounts in Thousands (Except per Share Amounts)
ASSETS
Investments, at Value (1)	$22,780	(2)	$729,188	(2)	$—	$—
Investments in Affiliated Issuers, at Value (1)	—		—		466	1,037
Receivables for Securities Sold	33		9,262		—	—
Receivables for Fund Shares Sold	8		230		—	—
Interest and Dividends Receivable	12		191		1	2
Receivable from Investment Advisor	—		—		20	10
Total Assets	22,833		738,871		487	1,049
LIABILITIES
Payables for Securities Purchased	56		319		—	—
Payables for Fund Shares Redeemed	31		2,058		—	—
Payables Upon Return of Securities Loaned	505		28,318		—	—
Accrued Directors' Fees and Expenses	4		4		4	4
Accrued Compliance Expense	—	(3)	4		—	—
Accrued Management Fees	12		519		—	—
Accrued Distribution Fees	—	(3)	41		—	—
Other Accrued Expenses	87		361		24	23
Total Liabilities	695		31,624		28	27
NET ASSETS	$22,138		$707,247		$459	$1,022
NET ASSETS CONSIST OF:
Paid-in Capital	$18,830		$481,736		$431	$930
Undistributed Net Realized Gain on Investments	2,271		111,563		7	32
Unrealized Appreciation of Investments	1,037		113,674		14	52
Undistributed Net Investment Income	—		274		7	8
NET ASSETS	$22,138		$707,247		$459	$1,022
NET ASSETS ATTRIBUTABLE TO:
I Class Share	$22,100		$528,435		$352	$910
N Class Share	$38		$170,918		$107	$112
K Class Share	$—	(3)	$7,894
CAPITAL SHARES OUTSTANDING: (4)
I Class Share	1,744,623		21,972,588		33,153	81,704
N Class Share	2,443		7,242,659		10,097	10,083
K Class Share	12		335,212
NET ASSET VALUE PER SHARE: (5)
I Class Share	$12.67		$24.05		$10.61	$11.13
N Class Share	$15.47		$23.60		$10.60	$11.14
K Class Share	$17.23		$23.55

(1)  The identified cost for the TCW Value Added Fund, the TCW Value Opportunities Fund, the TCW Conservative LifePlan Fund and the TCW Moderate LifePlan Fund at October 31, 2007 was $21,743, $615,514, $452 and $985, respectively.

(2)  The market value of securities lent for the TCW Value Added Fund and the TCW Value Opportunities Fund at October 31, 2007 was $490 and $27,405, respectively.

(3)  Amount rounds to less than $1 (in thousands).

(4)  The number of authorized shares with a par value of $0.001 per share, for the TCW Value Added Fund and the TCW Value Opportunities Fund is 2,000,000,000 for each of the I Class, N Class and K Class shares, the TCW Conservative LifePlan Fund and the TCW Moderate LifePlan Fund is 2,000,000,000 for each of the I Class and N Class shares.

(5)  Represents offering price and redemption price per share.

See accompanying notes to financial statements.

US EQUITIES

TCW Funds, Inc.

Statements of Assets and Liabilities	October 31, 2007

	TCW	TCW Global
	Aggressive	Aggressive
	LifePlan Fund	LifePlan Fund
	Dollar Amounts in Thousands (Except per Share Amounts)
ASSETS
Investments in Affiliated Issuers, at Value (1)	$237	$1,461
Interest and Dividends Receivable	—	1
Receivable from Investment Advisor	20	12
Total Assets	257	1,474
LIABILITIES
Accrued Directors' Fees and Expenses	4	4
Other Accrued Expenses	23	23
Total Liabilities	27	27
NET ASSETS	$230	$1,447

NET ASSETS CONSIST OF:
Paid-in Capital	$205	$1,357
Undistributed Net Realized Gain on Investments	3	1
Unrealized Appreciation of Investments	22	89
Undistributed Net Investment Income (Loss)	—	—
NET ASSETS	$230	$1,447

NET ASSETS ATTRIBUTABLE TO:
I Class Share	$117	$1,337

N Class Share	$113	$110

CAPITAL SHARES OUTSTANDING: (2)
I Class Share	10,439	121,917

N Class Share	10,050	10,048

NET ASSET VALUE PER SHARE: (3)
I Class Share	$11.21	$10.96

N Class Share	$11.21	$10.96

(1)  The identified cost for the TCW Aggressive LifePlan Fund and the TCW Global Aggressive LifePlan Fund at October 31, 2007 is $215 and $1,372, respectively.

(2)  The number of authorized shares with a par value of $0.001 per share, for the TCW Aggressive LifePlan Fund and the TCW Global Aggressive LifePlan Fund is 2,000,000,000 for each of the I Class and N Class shares.

(3)  Represents offering price and redemption price per share.

See accompanying notes to financial statements.

US EQUITIES

TCW Funds, Inc.

Statements of Operations	October 31, 2007

	TCW Balanced Fund		TCW Diversified Value Fund		TCW Dividend Focused Fund		TCW Equities Fund
	Dollar Amounts in Thousands
INVESTMENT INCOME
Income:
Dividends	$110	(1)	$14,163	(1)	$41,908	(1)	$1,354	(1)
Interest	180		2,595		4,078		35
Net Security Lending Income	—		64	(2)	264	(2)	6	(2)
Total	290		16,822		46,250		1,395
Expenses:
Management Fees	59		6,608		12,391		456
Accounting Service Fees	5		127		241		18
Administration Fees	18		220		407		37
Administrative Services Fees:
K Class	—		—		—	(3)	—	(3)
Transfer Agent Fees:
I Class	7		847		31		12
N Class	7		104		925		9
K Class	—		—		7		7
Custodian Fees	12		30		36		17
Professional Fees	17		48		69		33
Directors' Fees and Expenses	14		13		13		13
Registration Fees:
I Class	—	(3)	21		11		18
N Class	3		23		35		11
K Class	—		—		22		3
Distribution Fees:
N Class	22		371		3,641		14
K Class	—		—		—	(3)	—	(3)
Compliance Expense	—	(3)	26		49		2
Other	10		359		551		25
Total	174		8,797		18,429		675
Less Expenses Borne by Investment Advisor and Distributor:
I Class	8		—		—		—
N Class	51		—		—		—	(3)
K Class	—		—		30		10
Net Expenses	115		8,797		18,399		665
Net Investment Income	175		8,025		27,851		730
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net Realized Gain on Investments	222		19,843		71,378		10,163
Change in Unrealized Appreciation (Depreciation) on Investments	93		6,881		72,308		(2,781)
Net Realized and Unrealized Gain (Loss) on Investments	315		26,724		143,686		7,382
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$490		$34,749		$171,537		$8,112

(1)  Net of foreign taxes withheld. Total amount withheld for the TCW Balanced Fund, the TCW Diversified Value Fund, the TCW Dividend Focused Fund and the TCW Equities Fund were $1, $92, $355 and $7, respectively.

(2)  Net of broker fees.

(3)  Amount rounds to less than $1 (in thousands).

See accompanying notes to financial statements.

US EQUITIES

TCW Funds, Inc.

Statements of Operations	October 31, 2007

	TCW Focused Equities Fund		TCW Growth Equities Fund		TCW Growth Insights Fund		TCW Large Cap Growth Fund (1)
	Dollar Amounts in Thousands
INVESTMENT INCOME
Income:
Dividends	$586	(2)	$113	(2)	$8	(2)	$63	(2)
Interest	32		16		2		11
Net Security Lending Income	6	(3)	64	(3)	—		—
Other	—		14		—		—
Total	624		207		10		74
Expenses:
Management Fees	259		383		12		83
Accounting Service Fees	8		8		—	(4)	4
Administration Fees	15		20		4		13
Transfer Agent Fees:
I Class	8		15		—		8
N Class	12		12		8		7
Custodian Fees	20		8		6		12
Professional Fees	26		38		13		24
Directors' Fees and Expenses	13		12		12		13
Registration Fees:
I Class	17		19		—		2
N Class	24		15		4		1
Distribution Fees:
N Class	79		14		3		6
Compliance Expense	1		1		—	(4)	—	(4)
Other	16		36		4		9
Total	498		581		66		182
Less Expenses Borne by Investment Advisor and Distributor:
N Class	—		38		46		9
Net Expenses	498		543		20		173
Net Investment Income (Loss)	126		(336)		(10)		(99)
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net Realized Gain (Loss) on Investments	(160)		5,796		99		(259)
Change in Unrealized Appreciation (Depreciation) on Investments	3,396		10,442		198		2,958
Net Realized and Unrealized Gain (Loss) on Investments	3,236		16,238		297		2,699
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$3,362		$15,902		$287		$2,600

(1)  Formerly TCW Large Cap Flexible Growth Fund.

(2)  Net of foreign taxes withheld. Total amount withheld for the TCW Focused Equities Fund was $5. Total amount withheld for the TCW Growth Equities Fund and for the TCW Growth Insights Fund was less than $1 for each Fund. Total amount withheld for the TCW Large Cap Growth Fund was $6.

(3)  Net of broker fees.

(4)  Amounts round to less than $1 (in thousands).

See accompanying notes to financial statements.

US EQUITIES

TCW Funds, Inc.

Statements of Operations	October 31, 2007

	TCW Relative Value Small Cap Fund (1)	TCW Select Equities Fund		TCW Small Cap Growth Fund		TCW Spectrum Fund (2)
	Dollar Amounts in Thousands
INVESTMENT INCOME
Income:
Dividends	$906	$27,203		$101	(3)	$412
Interest	189	2,482		42		8
Net Security Lending Income	248 (4)	394	(4)	170	(4)	—
Other	—	—		73		—
Total	1,343	30,079		386		420
Expenses:
Management Fees	1,092	22,378		618		147
Accounting Service Fees	24	452		11		6
Administration Fees	47	790		25		17
Administrative Services Fees:
K Class	14	7		—		—
Transfer Agent Fees:
I Class	24	1,675		18		8
N Class	84	655		34		7
K Class	7	7		—		—
Custodian Fees	18	72		15		13
Professional Fees	31	108		31		32
Directors' Fees and Expenses	13	13		13		13
Registration Fees:
I Class	3	42		16		2
N Class	15	36		12		—
K Class	15	13		—		—
Distribution Fees:
N Class	235	1,817		55		13
K Class	7	4		—		—
Compliance Expense	4	95		2		1
Other	71	1,261		36		15
Total	1,704	29,425		886		274
Less Expenses Borne by Investment Advisor and Distributor:
N Class	—	—		10		—	(5)
K Class	27	20		—		—
Net Expenses	1,677	29,405		876		274
Net Investment Income (Loss)	(334)	674		(490)		146
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net Realized Gain on Investments	12,246	274,745		15,530		1,740
Change in Unrealized Appreciation (Depreciation) on Investments	(3,047)	149,887		2,689		1,328
Net Realized and Unrealized Gain (Loss) on Investments	9,199	424,632		18,219		3,068
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$8,865	$425,306		$17,729		$3,214

(1)  Formerly TCW Opportunity Fund.

(2)  Formerly TCW Large Cap Core Fund.

(3)  Net of foreign taxes withheld. The amount withheld for the TCW Small Cap Growth Fund was less than $1.

(4)  Net of broker fees.

(5)  Amount rounds to less than $1 (in thousands).

See accompanying notes to financial statements.

US EQUITIES

TCW Funds, Inc.

Statements of Operations	October 31, 2007

	TCW Value Added Fund		TCW Value Opportunities Fund		TCW Conservative LifePlan Fund (1)		TCW Moderate LifePlan Fund (1)
	Dollar Amounts in Thousands
INVESTMENT INCOME
Income:
Dividends	$187	(2)	$9,738		$—		$—
Dividends from Investment in Affiliated Issuers	—		—		12		21
Interest	6		370		—		—
Net Security Lending Income	40	(3)	275	(3)	—		—
Total	233		10,383		12		21
Expenses:
Management Fees	260		7,152		—		—
Accounting Service Fees	9		140		3		3
Administration Fees	34		248		5		6
Administrative Services Fees:
K Class	—		42		—		—
Transfer Agent Fees:
I Class	29		472		9		9
N Class	7		188		9		9
K Class	7		7		—		—
Custodian Fees	79		40		2		3
Printing Expense	1		31		12		9
Professional Fees	32		55		14		13
Directors' Fees and Expenses	13		13		8		8
Registration Fees:
I Class	19		17		—	(4)	1
N Class	—	(4)	9		—	(4)	—	(4)
K Class	3		13		—		—
Distribution Fees:
N Class	—	(4)	471		—	(4)	—	(4)
K Class	—	(4)	21		—		—
Compliance Expense	1		30		—		—
Other	14		309		5		4
Total	508		9,258		67		65
Less Expenses Borne by Investment Advisor:
I Class	93		—		40		36
N Class	8		—		23		17
K Class	10		23		—		—
Net Expenses	397		9,235		4		12
Net Investment Income (Loss)	(164)		1,148		8		9
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net Realized Gain on:
Investments	3,631		115,878		—		—
Investments in Affiliated Issuers	—		—		7		31
Realized Gains Distributed from Affiliated Issuers	—		—		1		2
Change in Unrealized Appreciation (Depreciation) on:
Investments	(2,671)		(28,025)		—		—
Investments in Affiliated Issuers	—		—		14		52
Net Realized and Unrealized Gain (Loss) on Investments	960		87,853		22		85
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$796		$89,001		$30		$94

(1)  For the period from November 16, 2006 (commencement of operations) through October 31, 2007.

(2)  Net of foreign taxes withheld. Total amount withheld for the TCW Value Added Fund was less than $1.

(3)  Net of broker fees.

(4)  Amount rounds to less than $1 (in thousands).

See accompanying notes to financial statements.

US EQUITIES

TCW Funds, Inc.

Statements of Operations	October 31, 2007

	TCW Aggressive LifePlan Fund (1)		TCW Global Aggressive LifePlan Fund (1)
	Dollar Amounts in Thousands
INVESTMENT INCOME
Income:
Dividends from Investment in Affiliated Issuers	$2		$9
Total	2		9
Expenses:
Accounting Service Fees	3		3
Administration Fees	6		6
Transfer Agent Fees:
I Class	9		9
N Class	9		9
Custodian Fees	3		3
Printing Expense	9		9
Professional Fees	14		14
Directors' Fees and Expenses	8		8
Registration Fees:
I Class	—	(2)	1
N Class	—	(2)	—	(2)
Distribution Fees:
N Class	—	(2)	—	(2)
Other	2		4
Total	63		66
Less Expenses Borne by Investment Advisor:
I Class	30		32
N Class	32		23
Net Expenses	1		11
Net Investment Income (Loss)	1		(2)
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net Realized Gain (Loss) on:
Investments in Affiliated Issuers	1		(1)
Realized Gains Distributed from Affiliated Issuers	3		3
Change in Unrealized Appreciation on:
Investments in Affiliated Issuers	22		89
Net Realized and Unrealized Gain (Loss) on Investments	26		91
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$27		$89

(1)  For the period from November 16, 2006 (commencement of operations) through October 31, 2007.

(2)  Amount rounds to less than $1 (in thousands).

See accompanying notes to financial statements.

US EQUITIES

TCW Funds, Inc.

Statements of Changes in Net Assets	October 31, 2007

	TCW Balanced Fund		TCW Diversified Value Fund
	Year Ended October 31,		September 1, 2006 (Commencement of Operations) through	Year Ended October 31,
	2007	October 31, 2006	2007	2006
	Dollar Amounts in Thousands
OPERATIONS
Net Investment Income	$175	$24	$8,025	$2,818
Net Realized Gain on Investments	222	17	19,843	3,777
Change in Unrealized Appreciation (Depreciation) on Investments	93	369	6,881	64,842
Increase in Net Assets Resulting from Operations	490	410	34,749	71,437
DISTRIBUTIONS TO SHAREHOLDERS
Distributions from Net Investment Income:
I Class	— (1)	—	(3,442)	(639)
N Class	(175)	(11)	(439)	(5)
Distributions from Net Realized Gain:
I Class	— (1)	—	(4,425)	(3,233)
N Class	(17)	—	(736)	(669)
Total Distributions to Shareholders	(192)	(11)	(9,042)	(4,546)
NET CAPITAL SHARE TRANSACTIONS
I Class	32	— (1)	268,702	376,186
N Class	192	9,011	100,370	41,103
Increase in Net Assets Resulting from Net Capital Share Transactions	224	9,011	369,072	417,289
Increase in Net Assets	522	9,410	394,779	484,180
NET ASSETS
Beginning of Period	9,410	—	638,747	154,567
End of Period	$9,932	$9,410	$1,033,526	$638,747
Undistributed Net Investment Income	$13	$13	$6,582	$2,437

(1)  Amount rounds to less than $1 (in thousands).

See accompanying notes to financial statements.

US EQUITIES

TCW Funds, Inc.

Statements of Changes in Net Assets	October 31, 2007

	TCW Dividend Focused Fund			TCW Equities Fund
	Year Ended October 31,			Year Ended October 31,
	2007	2006		2007	2006
	Dollar Amounts in Thousands
OPERATIONS
Net Investment Income	$27,851	$17,123		$730	$989
Net Realized Gain on Investments	71,378	22,233		10,163	11,188
Change in Unrealized Appreciation (Depreciation) on Investments	72,308	158,844		(2,781)	2,839
Increase in Net Assets Resulting from Operations	171,537	198,200		8,112	15,016
DISTRIBUTIONS TO SHAREHOLDERS
Distributions from Net Investment Income:
I Class	(4,167)	(2,001)		(885)	(828)
N Class	(24,852)	(12,466)		(44)	—
Distributions from Net Realized Gain:
I Class	(2,523)	(382)		(5,117)	—
N Class	(19,805)	(3,224)		(411)	—
Total Distributions to Shareholders	(51,347)	(18,073)		(6,457)	(828)
NET CAPITAL SHARE TRANSACTIONS
I Class	66,616	88,805		(19,618)	(19,359)
N Class	195,641	268,832		(2,974)	(5,014)
K Class	—	—	(1)(2)	—	—
Increase (Decrease) in Net Assets Resulting from Net Capital Share Transactions	262,257	357,637		(22,592)	(24,373)
Increase (Decrease) in Net Assets	382,447	537,764		(20,937)	(10,185)
NET ASSETS
Beginning of Year	1,416,516	878,752		94,241	104,426
End of Year	$1,798,963	$1,416,516		$73,304	$94,241
Undistributed Net Investment Income	$198	$1,402		$450	$649

(1)  Amount rounds to less than $1 (in thousands).

(2)  For the period January 3, 2006 (commencement of offering of K Class shares) through October 31, 2006.

See accompanying notes to financial statements.

US EQUITIES

TCW Funds, Inc.

Statements of Changes in Net Assets	October 31, 2007

	TCW Focused Equities Fund		TCW Growth Equities Fund
	Year Ended October 31,		Year Ended October 31,
	2007	2006	2007	2006
	Dollar Amounts in Thousands
OPERATIONS
Net Investment Income (Loss)	$126	$64	$(336)	$(351)
Net Realized Gain (Loss) on Investments	(160)	(70)	5,796	155
Change in Unrealized Appreciation (Depreciation) on Investments	3,396	2,413	10,442	2,299
Increase in Net Assets Resulting from Operations	3,362	2,407	15,902	2,103
DISTRIBUTIONS TO SHAREHOLDERS
Distributions from Net Investment Income:
I Class	(18)	—	—	—
N Class	(54)	(10)	—	—
Distributions from Net Realized Gain:
N Class	—	(14)	—	—
Total Distributions to Shareholders	(72)	(24)	—	—
NET CAPITAL SHARE TRANSACTIONS
I Class	1,861	4,533	1,760	2,103
N Class	9,241	19,126	1,834	4,957
Increase in Net Assets Resulting from Net Capital Share Transactions	11,102	23,659	3,594	7,060
Increase in Net Assets	14,392	26,042	19,496	9,163
NET ASSETS
Beginning of Year	28,293	2,251	34,088	24,925
End of Year	$42,685	$28,293	$53,584	$34,088
Undistributed Net Investment Income	$108	$54	$—	$—

See accompanying notes to financial statements.

US EQUITIES

TCW Funds, Inc.

Statements of Changes in Net Assets	October 31, 2007

	TCW Growth Insights Fund		TCW Large Cap Growth Fund (1)
	Year Ended October 31,		Year Ended October 31,	February 6, 2006 (Commencement of Operations) through
	2007	2006	2007	October 31, 2006
	Dollar Amounts in Thousands
OPERATIONS
Net Investment Income (Loss)	$(10)	$(11)	$(99)	$(20)
Net Realized Gain (Loss) on Investments	99	78	(259)	(45)
Change in Unrealized Appreciation (Depreciation) on Investments	198	(61)	2,958	116
Increase in Net Assets Resulting from Operations	287	6	2,600	51
NET CAPITAL SHARE TRANSACTIONS
I Class	—	—	3,073	7,356
N Class	37	5	1,469	1,511
Increase in Net Assets Resulting from Net Capital Share Transactions	37	5	4,542	8,867
Increase in Net Assets	324	11	7,142	8,918
NET ASSETS
Beginning of Period	1,246	1,235	8,918	—
End of Period	$1,570	$1,246	$16,060	$8,918
Undistributed Net Investment Income	$—	$—	$—	$—

(1)  Formerly TCW Large Cap Flexible Growth Fund.

See accompanying notes to financial statements.

US EQUITIES

TCW Funds, Inc.

Statements of Changes in Net Assets	October 31, 2007

	TCW Relative Value Small Cap Fund (1)		TCW Select Equities Fund
	Year Ended October 31,		Year Ended October 31,
	2007	2006	2007	2006
	Dollar Amounts in Thousands
OPERATIONS
Net Investment Income (Loss)	$(334)	$(314)	$674	$(21,171)
Net Realized Gain on Investments	12,246	8,794	274,745	388,521
Change in Unrealized Appreciation (Depreciation) on Investments	(3,047)	7,645	149,887	(431,128)
Increase (Decrease) in Net Assets Resulting from Operations	8,865	16,125	425,306	(63,778)
DISTRIBUTIONS TO SHAREHOLDERS
Distributions from Net Realized Gain:
I Class	(1,835)	(1,395)	(23,540)	—
N Class	(5,035)	(2,515)	(8,461)	—
K Class	(180)	(110)	(15)	—
Total Distributions to Shareholders	(7,050)	(4,020)	(32,016)	—
NET CAPITAL SHARE TRANSACTIONS
I Class	(19,608)	(883)	(942,735)	(281,384)
N Class	4,376	29,851	(426,816)	(172,772)
K Class	(771)	843	(694)	635
Increase (Decrease) in Net Assets Resulting from Net Capital Share Transactions	(16,003)	29,811	(1,370,245)	(453,521)
Increase (Decrease) in Net Assets	(14,188)	41,916	(976,955)	(517,299)
NET ASSETS
Beginning of Year	128,371	86,455	3,694,368	4,211,667
End of Year	$114,183	$128,371	$2,717,413	$3,694,368
Undistributed Net Investment Income	$—	$73	$1,179	$505

(1)  Formerly TCW Opportunity Fund.

See accompanying notes to financial statements.

US EQUITIES

TCW Funds, Inc.

Statements of Changes in Net Assets	October 31, 2007

	TCW Small Cap Growth Fund			TCW Spectrum Fund (1)
	Year Ended October 31,			Year Ended October 31,
	2007	2006		2007	2006
	Dollar Amounts in Thousands
OPERATIONS
Net Investment Income (Loss)	$(490)	$(484)		$146	$59
Net Realized Gain on Investments	15,530	12,641		1,740	599
Change in Unrealized Appreciation (Depreciation) on Investments	2,689	(2,348)		1,328	1,405
Increase in Net Assets Resulting from Operations	17,729	9,809		3,214	2,063
DISTRIBUTIONS TO SHAREHOLDERS
Distributions from Net Investment Income:
I Class	—	—		(69)	(10)
N Class	—	—		(2)	(6)
Distributions from Net Realized Gain:
I Class	—	—		(460)	(28)
N Class	—	—		(119)	(21)
Total Distributions to Shareholders	—	—		(650)	(65)
NET CAPITAL SHARE TRANSACTIONS
I Class	17,249	(4,397)		8,135	8,879
N Class	(18,964)	(7,146)		1,907	(1,951)
K Class	—	—	(2)(3)	—	—
Increase (Decrease) in Net Assets Resulting from Net Capital Share Transactions	(1,715)	(11,543)		10,042	6,928
Increase (Decrease) in Net Assets	16,014	(1,734)		12,606	8,926
NET ASSETS
Beginning of Year	56,764	58,498		19,814	10,888
End of Year	$72,778	$56,764		$32,420	$19,814
Undistributed Net Investment Income	$—	$—		$119	$44

(1)  Formerly TCW Large Cap Core Fund.

(2)  Amount rounds to less than $1 (in thousands).

(3)  For the period November 1, 2005 through January 24, 2006 (Liquidation of the K Class shares).

See accompanying notes to financial statements.

US EQUITIES

TCW Funds, Inc.

Statements of Changes in Net Assets	October 31, 2007

	TCW Value Added Fund		TCW Value Opportunities Fund
	Year Ended October 31,		Year Ended October 31,
	2007	2006	2007	2006
	Dollar Amounts in Thousands
OPERATIONS
Net Investment Income (Loss)	$(164)	$(215)	$1,148	$3,271
Net Realized Gain on Investments	3,631	4,436	115,878	109,204
Change in Unrealized Appreciation (Depreciation) on Investments	(2,671)	1,446	(28,025)	76,790
Increase in Net Assets Resulting from Operations	796	5,667	89,001	189,265
DISTRIBUTIONS TO SHAREHOLDERS
Distributions from Net Investment Income:
I Class	—	—	(2,438)	(1,634)
N Class	—	—	(74)	—
Distributions from Net Realized Gain:
I Class	(3,802)	(1,903)	(67,110)	(67,136)
N Class	— (1)	—	(16,834)	(15,759)
K Class	—	—	(718)	(294)
Total Distributions to Shareholders	(3,802)	(1,903)	(87,174)	(84,823)
NET CAPITAL SHARE TRANSACTIONS
I Class	(5,164)	(1,971)	(273,623)	(179,850)
N Class	36	1	(20,157)	(51,459)
K Class	—	—	(40)	4,940
Decrease in Net Assets Resulting from Net Capital Share Transactions	(5,128)	(1,970)	(293,820)	(226,369)
Increase (Decrease) in Net Assets	(8,134)	1,794	(291,993)	(121,927)
NET ASSETS
Beginning of Year	30,272	28,478	999,240	1,121,167
End of Year	$22,138	$30,272	$707,247	$999,240
Undistributed Net Investment Income	$—	$—	$274	$1,637

(1)  Amount rounds to less than $1 (in thousands).

See accompanying notes to financial statements.

US EQUITIES

TCW Funds, Inc.

Statements of Changes in Net Assets	October 31, 2007

	TCW Conservative LifePlan Fund	TCW Moderate LifePlan Fund
	November 16, 2006 (Commencement of Operations) through October 31, 2007	November 16, 2006 (Commencement of Operations) through October 31, 2007
	Dollar Amounts in Thousands
OPERATIONS
Net Investment Income	$8	$9
Net Realized Gain on Investments	8	33
Change in Unrealized Appreciation (Depreciation) on Investments	14	52
Increase in Net Assets Resulting from Operations	30	94
DISTRIBUTIONS TO SHAREHOLDERS
Distributions from Net Investment Income:
I Class	(1)	(1)
N Class	(1)	(1)
Total Distributions to Shareholders	(2)	(2)
NET CAPITAL SHARE TRANSACTIONS
I Class	330	829
N Class	101	101
Increase in Net Assets Resulting from Net Capital Share Transactions	431	930
Increase in Net Assets	459	1,022
NET ASSETS
Beginning of Period	—	—
End of Period	$459	$1,022

Undistributed Net Investment Income	$7	$8

See accompanying notes to financial statements.

US EQUITIES

TCW Funds, Inc.

Statements of Changes in Net Assets	October 31, 2007

	TCW Aggressive LifePlan Fund	TCW Global Aggressive LifePlan Fund
	November 16, 2006 (Commencement of Operations) through October 31, 2007	November 16, 2006 (Commencement of Operations) through October 31, 2007
	Dollar Amounts in Thousands
OPERATIONS
Net Investment Income (Loss)	$1	$(2)
Net Realized Gain on Investments	4	2
Change in Unrealized Appreciation on Investments	22	89
Increase in Net Assets Resulting from Operations	27	89
DISTRIBUTIONS TO SHAREHOLDERS
Distributions from Net Investment Income:
I Class	(1)	—	(1)
N Class	(1)	—	(1)
Total Distributions to Shareholders	(2)	—	(1)
NET CAPITAL SHARE TRANSACTIONS
I Class	104	1,258
N Class	101	100
Increase in Net Assets Resulting from Net Capital Share Transactions	205	1,358
Increase in Net Assets	230	1,447
NET ASSETS
Beginning of Period	—	—
End of Period	$230	$1,447

Undistributed Net Investment Income (Loss)	$—	$—

(1)  Amount rounds to less than $1 (in thousands).

See accompanying notes to financial statements.

US EQUITIES

TCW Funds, Inc.

Notes to Financial Statements	October 31, 2007

Note 1 — Organization

TCW Funds, Inc., a Maryland corporation (the "Company"), is an open-end management investment company registered under the Investment Company Act of 1940, as amended, (the "1940 Act"), that currently offers twenty-seven no-load mutual funds (the "Funds"). TCW Investment Management Company (the "Advisor") is the investment advisor to the Funds and is registered under the Investment Advisors Act of 1940. Each Fund has distinct investment objectives. The following are the objectives for the eighteen U.S. Equity Funds that are covered in this report:

U.S. Equities

TCW Fund	Investment Objective
Balanced Fund

TCW Balanced Fund	Seeks total return through a combination of income and capital appreciation by investing in a blended portfolio of high-quality stocks and bonds.

Non-Diversified U.S. Equity Funds

TCW Equities Fund	Seeks long-term capital appreciation by investing in equity securities of large capitalization value companies.

TCW Focused Equities Fund	Seeks long-term capital appreciation by investing in equity securities of 20 to 50 large capitalization value companies.

TCW Growth Equities Fund	Seeks long-term capital appreciation by investing in equity securities of emerging growth companies.

TCW Growth Insights Fund	Seeks long-term capital appreciation by investing in equity securities issued by companies that are believed to have superior growth prospects.

TCW Large Cap Growth Fund	Seeks long-term capital appreciation by investing in the equity securities of 35 to 50 large capitalization companies.

TCW Select Equities Fund	Seeks long-term capital appreciation by investing in common stocks of large capitalization companies.

TCW Small Cap Growth Fund	Seeks long-term capital appreciation by investing in equity securities issued by smaller capitalization growth companies.

TCW Spectrum Fund	Seeks long-term total return by investing in equity securities of large cap growth and value companies.

TCW Value Added Fund	Seeks long-term capital appreciation by investing in equity securities issued by small capitalization value companies.

TCW Value Opportunities Fund	Seeks long-term capital appreciation by investing in equity securities issued by mid-cap value companies.

US EQUITIES

TCW Funds, Inc.

Notes to Financial Statements (Continued)

Note 1 — Organization (Continued)

TCW Fund	Investment Objective
Diversified U.S. Equity Funds

TCW Diversified Value Fund	Seeks capital appreciation by investing in equity securities of large capitalization companies.

TCW Dividend Focused Fund	Seeks high level of dividend income by investing in equity securities of issuers which pay dividends.

TCW Relative Value Small Cap Fund	Seeks capital appreciation by investing in equity securities of small capitalization companies.

Fund of Funds

TCW Conservative LifePlan Fund	Seeks current income and secondarily, long-term capital appreciation by investing in fixed income funds, equity funds of large cap growth and value companies and money market funds.

TCW Moderate LifePlan Fund	Seeks long-term capital appreciation and secondarily, current income by investing in U.S. equity funds of large cap and mid cap companies and fixed income funds.

TCW Aggressive LifePlan Fund	Seeks long-term capital appreciation by investing in U.S. equity funds of growth, value, large cap, mid cap and small cap companies and fixed income funds.

TCW Global Aggressive LifePlan Fund	Seeks long-term capital appreciation by investing in U.S. equity funds, fixed income funds and international funds.

The TCW Dividend Focused Fund, the TCW Equities Fund, the TCW Relative Value Small Cap Fund, the TCW Select Equities Fund, the TCW Value Added Fund and the TCW Value Opportunities Fund offer three classes of shares: I Class, N Class and K Class. The TCW Balanced Fund, the TCW Diversified Value Fund, the TCW Focused Equities Fund, the TCW Growth Equities Fund, the TCW Large Cap Growth Fund, the TCW Small Cap Growth Fund, the TCW Spectrum Fund, the TCW Conservative LifePlan Fund, the TCW Moderate LifePlan Fund, the TCW Aggressive LifePlan Fund and the TCW Global Aggressive LifePlan Fund offer two classes of shares: I Class and N Class. The TCW Growth Insights Fund only offers N Class shares. The Classes are substantially the same except that the N Class shares are subject to a distribution fee and the K Class shares are subject to a distribution fee and an administrative services fee. I Class shares are not subject to these fees.

The TCW Large Cap Core Fund and the TCW Opportunity Fund changed their names to TCW Spectrum Fund and TCW Relative Value Small Cap Fund, respectively, effective September 1, 2007. The TCW Large Cap Flexible Growth Fund changed its name to TCW Large Cap Growth Fund effective February 28, 2007. However, there is no change in the Funds' investment objectives.

The Company added four new LifePlan Funds to the series of funds offered by the Company on November 16, 2006. They are the TCW Conservative LifePlan Fund, the TCW Moderate LifePlan Fund, the TCW Aggressive LifePlan Fund and the TCW Global Aggressive LifePlan Fund (collectively, "LifePlan Funds").

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TCW Funds, Inc.

October 31, 2007

The LifePlan Funds invest in other TCW Funds. The ownership percentage of LifePlan Funds in each of the underlying funds at October 31, 2007 is as follows:

Name of Affiliated Issuer	TCW Conservative LifePlan Fund (1)		TCW Moderate LifePlan Fund (1)	TCW Aggressive LifePlan Fund (1)		TCW Global Aggressive LifePlan Fund (1)
TCW Core Fixed Income Fund	0.16%		0.16%	0.02%		0.17%
TCW Diversified Value Fund	N/A		0.01%	0.00	% (2)	0.01%
TCW Emerging Markets Income Fund	N/A		N/A	N/A		0.19%
TCW Global Equities Fund	N/A		N/A	N/A		0.84%
TCW Growth Equities Fund	N/A		0.17%	0.06%		0.08%
TCW High Yield Bond Fund	N/A		0.06%	N/A		N/A
TCW Large Cap Growth Fund	0.10%		1.96%	0.54%		2.27%
TCW Money Market Fund	0.00	% (2)	N/A	N/A		N/A
TCW Relative Value Small Cap Fund	N/A		N/A	0.01%		N/A
TCW Small Cap Growth Fund	N/A		N/A	0.01%		N/A
TCW Spectrum Fund	0.63%		0.49%	N/A		N/A
TCW Value Opportunities Fund	N/A		0.01%	0.00	% (2)	0.01%

(1)  Percentage ownership based on total net assets of the underlying fund.

(2)  Amount rounds to less than 0.01%.

A copy of the TCW Core Fixed Income Fund, the TCW Emerging Markets Income Fund, the TCW Global Equities Fund, the TCW High Yield Bond Fund and the TCW Money Market Fund financial statements is available by calling 800-FUND-TCW (800-386-3829) or by going to the SEC website at http:// www.sec.gov. Financial statements for the remaining underlying funds are included in this report.

Note 2 — Significant Accounting Policies

The following is a summary of significant accounting policies which are in conformity with accounting principles generally accepted in the United States of America and which are consistently followed by the Funds in the preparation of their financial statements.

Principles of Accounting: The Funds use the accrual method of accounting for financial reporting purposes.

Net Asset Value: The Net Asset Value of each Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of the Fund on each business day as of 1:00 p.m. Pacific Standard/Daylight Time.

Security Valuations: Securities listed or traded on the New York, American or other stock exchanges are valued at the latest sale price on that exchange (if there were no sales that day, the security is valued at the latest bid price). All other securities for which over-the-counter market quotations are readily available are valued at the latest bid price. Investments of LifePlan Funds are valued based on the net asset value per share of the underlying funds.

Securities for which market quotations are not readily available, including circumstances under which it is determined by the Advisor that sale or bid prices are not reflective of a security's market value, are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Company's Board of Directors.

Short-term debt securities with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost. Other short-term debt securities are valued on a marked-to-market basis until such time as they reach a remaining maturity of 60 days, whereupon they are valued at amortized value using their value of the 61st day prior to maturity.

US EQUITIES

TCW Funds, Inc.

Notes to Financial Statements (Continued)

Note 2 — Significant Accounting Policies (Continued)

Security Transactions and Related Investment Income:  Security transactions are recorded as of the trade date. Dividend income is recorded on the ex-dividend date. Interest income is recognized on an accrual basis. Premiums and discounts on securities purchased, including original issue discounts are amortized over the life of the respective securities using a constant yield to maturity method. Realized gains and losses on investments are recorded on the basis of specific identification.

Foreign Taxes: The Funds may be subject to withholding taxes on income and capital gains imposed by certain countries in which they invest. The withholding tax on income is netted against the income accrued or received. Any reclaimable taxes are recorded as income. The withholding tax on realized or unrealized gain is recorded as a liability.

Repurchase Agreements: The Funds may invest in repurchase agreements secured by U.S. government obligations and by other securities. Securities pledged as collateral for repurchase agreements are held by the Funds' custodian bank until maturity of the repurchase agreements. Provisions of the agreements ensure that the market value of the collateral is sufficient in the event of default; however, in the event of default or bankruptcy by the other party to the agreements, realization and/or retention of the collateral may be subject to legal proceedings. There were no repurchase agreements outstanding at October 31, 2007.

Security Lending: The Funds may lend their securities to qualified brokers. The loans are collateralized at all times with cash or other money market instruments or U.S. government securities with a market value at least equal to the market value of the securities on loan. As with any extensions of credit, the Funds may bear the risk of delay in recovery or even loss of rights in the collateral if the borrowers of the securities fail financially. The Funds earn additional income for lending their securities by investing the cash collateral in short-term investments. See Note 3.

Use of Estimates: The preparation of the accompanying financial statements requires management to make estimates and assumptions that affect the reported amount of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from these estimates.

Allocation of Operating Activity for Multiple Classes: Investment income, common expenses and realized and unrealized gains and losses are allocated among the classes of shares of the Funds based on the relative net assets of each class. Distribution and administrative services fees, which are directly attributable to a class of shares, are charged to the operations of the class. All other expenses are charged to each Fund or class as incurred on a specific identification basis. Differences in class specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per share dividends by each class.

Dividends and Distributions: Dividends and distributions to shareholders are recorded on the ex-dividend date. The TCW Balanced Fund and the TCW Dividend Focused Fund declare and pay, or reinvest, dividends from net investment income quarterly. The other equity funds and LifePlan Funds declare and pay, or reinvest, dividends from net investment income annually. Distribution of any net long-term and net short-term capital gains earned by a Fund will be distributed at least annually.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments for foreign currency transactions, market discount and premium, losses deferred due to wash sales, excise tax regulations and employing equalization in determining amounts to be distributed to fund shareholders. Permanent book and tax basis differences

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TCW Funds, Inc.

October 31, 2007

relating to shareholder distributions will result in reclassifications between paid-in capital, undistributed net investment income (loss), and/or undistributed accumulated realized gain (loss). Undistributed net investment income or loss may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or capital gain remaining at fiscal year-end is distributed in the following year.

Note 3 — Security Lending

The Funds listed below have outstanding securities on loan at October 31, 2007. The loans were collateralized with cash which was invested in short-term instruments. Income from these investments, net of broker fees, is shown on the Statement of Operations (amounts in thousands).

	Market Value of Loaned Securities	Collateral Value
TCW Diversified Value Fund	$10,141	$12,292
TCW Dividend Focused Fund	61,611	63,864
TCW Growth Equities Fund	3,489	3,593
TCW Relative Value Small Cap Fund	8,723	9,819
TCW Small Cap Growth Fund	8,649	9,026
TCW Value Added Fund	490	505
TCW Value Opportunities Fund	27,405	28,318

Note 4 — Federal Income Taxes

It is the policy of each Fund to comply with the requirements under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net taxable income, including any net realized gains on investments, to its shareholders. Therefore, no federal income tax provision is required.

For the years ended October 31, 2007 and 2006, the Funds below realized on a tax basis, the following net realized loss on security transactions (amounts in thousands):

	Net Realized Loss
	2007	2006
TCW Focused Equities Fund	$(123)	$(67)
TCW Large Cap Growth Fund	(201)	(44)

At October 31, 2007 and 2006, the components of distributable earnings on a tax basis were as follows (amounts in thousands):

	TCW Balanced Fund		TCW Diversified Value Fund		TCW Dividend Focused Fund
	2007	2006	2007	2006	2007	2006
Undistributed Ordinary Income	$175	$31	$7,939	$4,941	$4,323	$1,143
Undistributed Long-Term Gain	65	—	22,876	3,038	68,363	25,473
Total Distributable Earnings	$240	$31	$30,815	$7,979	$72,686	$26,616

US EQUITIES

TCW Funds, Inc.

Notes to Financial Statements (Continued)

Note 4 — Federal Income Taxes (Continued)

	TCW Equities Fund		TCW Focused Equities Fund		TCW Growth Equities Fund
	2007	2006	2007	2006	2007	2006
Undistributed Ordinary Income	$636	$649	$108	$54	$1,293	$—
Undistributed Long-Term Gain	9,984	6,118	—	—	3,083	—
Total Distributable Earnings	$10,620	$6,767	$108	$54	$4,376	$—
	TCW Relative Value Small Cap Fund		TCW Select Equities Fund		TCW Spectrum Fund
	2007	2006	2007	2006	2007	2006
Undistributed Ordinary Income	$152	$1,345	$70,555	$—	$895	$586
Undistributed Long-Term Gain	12,052	7,147	204,834	32,084	995	105
Total Distributable Earnings	$12,204	$8,492	$275,389	$32,084	$1,890	$691
	TCW Value Added Fund		TCW Value Opportunities Fund		Conservative LifePlan Fund
	2007	2006	2007	2006	2007	2006
Undistributed Ordinary Income	$757	$793	$40,042	$25,264	$14	$—
Undistributed Long-Term Gain	2,321	3,258	74,075	84,720	— (1)	—
Total Distributable Earnings	$3,078	$4,051	$114,117	$109,984	$14	$—
	TCW Moderate LifePlan Fund		TCW Aggressive LifePlan Fund		TCW Global Aggressive LifePlan Fund
	2007	2006	2007	2006	2007	2006
Undistributed Ordinary Income	$44	$—	$— (1)	$—	$—	$—
Undistributed Long-Term Gain	1	—	2	—	— (1)	—
Total Distributable Earnings	$45	$—	$2	$—	$— (1)	$—

(1)  Amount rounds to less than $1 (in thousands).

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TCW Funds, Inc.

October 31, 2007

Permanent differences incurred during the year ended October 31, 2007, resulting from differences in book and tax accounting, have been reclassified at year-end between undistributed net investment income (loss), undistributed (accumulated) net realized gain (loss) and paid-in capital as follows, with no impact to the net asset value per share (amounts in thousands):

	Undistributed Net Investment Income (Loss)		Undistributed (Accumulated) Net Realized Gain (Loss)	Paid-in Capital
TCW Balanced Fund	$—	(1)	$— (1)	$— (1)
TCW Diversified Value Fund	1		(381)	380
TCW Dividend Focused	(36)		(3,109)	3,145
TCW Equities Fund	—	(1)	(590)	590
TCW Focused Equities Fund	—		—	—
TCW Growth Equities Fund	336		(318)	(18)
TCW Growth Insights Fund	10		—	(10)
TCW Large Cap Growth Fund	99		—	(99)
TCW Relative Value Small Cap Fund	261		(1,724)	1,463
TCW Select Equities Fund	—		(74)	74
TCW Small Cap Growth Fund	490		—	(490)
TCW Spectrum Fund	—		(68)	68
TCW Value Added Fund	164		(518)	354
TCW Value Opportunities Fund	1		(23,685)	23,684
TCW Conservative LifePlan Fund	1		(1)	—
TCW Moderate LifePlan Fund	1		(1)	—
TCW Aggressive LifePlan Fund	1		(1)	—
TCW Global Aggressive LifePlan Fund	2		(1)	(1)

(1)  Amount rounds to less than $1 (in thousands).

During the years ended October 31, 2007 and 2006, the tax character of distributions paid was as follows (amounts in thousands):

	TCW Balance Fund		TCW Diversified Value Fund		TCW Dividend Focused Fund
	2007	2006 (1)	2007	2006	2007	2006
Distributions paid from:
Ordinary Income	$192	$11	$6,211	$2,526	$29,018	$14,724
Long-Term Capital Gain	—	—	2,831	2,020	22,329	3,349
Total Distributions	$192	$11	$9,042	$4,546	$51,347	$18,073
	TCW Equities Fund		TCW Focused Equities Fund		TCW Relative Value Small Cap Fund
	2007	2006	2007	2006	2007	2006
Distributions paid from:
Ordinary Income	$929	$828	$72	$10	$1,113	$—
Long-Term Capital Gain	5,528	—	—	14	5,937	4,020
Total Distributions	$6,457	$828	$72	$24	$7,050	$4,020

(1)  For the period September 1, 2006 (commencement of operations) through October 31, 2006.

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TCW Funds, Inc.

Notes to Financial Statements (Continued)

Note 4 — Federal Income Taxes (Continued)

	TCW Select Equities Fund		TCW Spectrum Fund		TCW Value Added Fund
	2007	2006	2007	2006	2007	2006
Distributions paid from:
Ordinary Income	$—	$—	$556	$63	$821	$290
Long-Term Capital Gain	32,016	—	94	2	2,981	1,613
Total Distributions	$32,016	$—	$650	$65	$3,802	$1,903
	TCW Value Opportunities Fund		TCW Conservative LifePlan Fund		TCW Moderate LifePlan Fund
	2007	2006	2007	2006	2007	2006
Distributions paid from:
Ordinary Income	$20,974	$34,218	$2	$—	$2	$—
Long-Term Capital Gain	66,200	50,605	—	—	—	—
Total Distributions	$87,174	$84,823	$2	$—	$2	$—

	TCW Aggressive LifePlan Fund		TCW Global Aggressive LifePlan Fund
	2007	2006	2007		2006
Distributions paid from:
Ordinary Income	$2	$—	$—	(1)	$—
Long-Term Capital Gain	—	—	—		—
Total Distributions	$2	$—	$—	(1)	$—

(1)  Amount rounds to less than $1 (in thousands).

At October 31, 2007, net unrealized appreciation on investments for federal income tax purposes was as follows (amounts in thousands):

	TCW Balanced Fund	TCW Diversified Value Fund	TCW Dividend Focused Fund	TCW Equities Fund
Unrealized Appreciation	$796	$107,776	$298,057	$17,324
Unrealized (Depreciation)	(340)	(36,528)	(49,527)	(1,424)
Net Unrealized Appreciation	$456	$71,248	$248,530	$15,900
Cost of Investments for Federal Income Tax Purposes	$9,539	$988,792	$1,608,570	$57,014
	TCW Focused Equities Fund	TCW Growth Equities Fund	TCW Growth Insights Fund	TCW Large Cap Growth Fund
Unrealized Appreciation	$7,068	$17,325	$370	$3,314
Unrealized (Depreciation)	(955)	(1,175)	(40)	(298)
Net Unrealized Appreciation	$6,113	$16,150	$330	$3,016
Cost of Investments for Federal Income Tax Purposes	$36,455	$41,014	$1,269	$13,148

US EQUITIES

TCW Funds, Inc.

October 31, 2007

	TCW Value Small Cap Fund	Relative Select Equities Fund	TCW Small Cap Growth Fund	TCW TCW Spectrum Fund
Unrealized Appreciation	$24,242	$770,023	$15,857	$4,784
Unrealized (Depreciation)	(7,456)	(58,552)	(5,089)	(1,293)
Net Unrealized Appreciation	$16,786	$711,471	$10,768	$3,491
Cost of Investments for Federal Income Tax Purposes	$107,858	$2,017,092	$71,130	$29,873
	TCW Value Added Fund	TCW Value Opportunities Fund	TCW Conservative LifePlan Fund	TCW Moderate LifePlan Fund
Unrealized Appreciation	$1,883	$148,187	$14	$51
Unrealized (Depreciation)	(1,653)	(36,793)	—	(3)
Net Unrealized Appreciation	$230	$111,394	$14	$48
Cost of Investments for Federal Income Tax Purposes	$22,550	$617,794	$452	$989
	TCW Aggressive LifePlan Fund	TCW Global Aggressive LifePlan Fund
Unrealized Appreciation	$23	$90
Unrealized (Depreciation)	(1)	(2)
Net Unrealized Appreciation	$22	$88
Cost of Investments for Federal Income Tax Purposes	$215	$1,373

At October 31, 2007, the following Funds had net realized loss carryforwards for federal income tax purposes (amounts in thousands):

	Expiring In
	2010	2011	2014	2015
TCW Focused Equities Fund	$—	$—	$67	$123
TCW Growth Equities Fund	17,515	5,984	—	—
TCW Growth Insights Fund	1,033	443	—	—
TCW Large Cap Growth Fund	—	—	44	201
TCW Small Cap Growth Fund	72,278	27,310	—	—

US EQUITIES

TCW Funds, Inc.

Notes to Financial Statements (Continued)

Note 5 — Fund Management Fees and Other Expenses

The Funds pay to the Advisor, as compensation for services rendered, facilities furnished and expenses borne by it, the following annual management fees as a percentage of daily net asset value:

TCW Balanced Fund	0.60%
TCW Diversified Value Fund	0.75%
TCW Dividend Focused Fund	0.75%
TCW Equities Fund	0.55%
TCW Focused Equities Fund	0.65%
TCW Growth Equities Fund	1.00%
TCW Growth Insights Fund	0.90%
TCW Large Cap Growth Fund	0.65%
TCW Relative Value Small Cap Fund	0.90%
TCW Select Equities Fund	0.75%
TCW Small Cap Growth Fund	1.00%
TCW Spectrum Fund	0.55%
TCW Value Added Fund	1.00%
TCW Value Opportunities Fund	0.80%

The LifePlan Funds do not pay management fees to the Advisor; however, the LifePlan Funds pay management fees to the Advisor indirectly, as a shareholder in the underlying TCW funds. In addition to the management fees, the Funds reimburse, with approval by the Company's Board of Directors, the Advisor's costs associated in support of the Funds' Rule 38a-1 compliance obligations. These amounts are allocated to each Fund based on the net management fees paid and are included on the Statement of Operations.

The operating expenses for I and N Classes are limited to the average of the total expense ratios as reported by Lipper, Inc. ("Lipper Average") for each Fund's respective investment objective, which is subject to change on a monthly basis. The operating expenses for the K Class are limited to the Lipper Average plus 0.25% of the class net assets. This expense limitation is voluntary and is terminable on a six months notice. The Lipper, Inc. expense ratios, in effect as of October 31, 2007, as they relate to each Fund were as follows:

TCW Balanced Fund	1.15%
TCW Diversified Value Fund	1.29%
TCW Dividend Focused Fund	1.35%
TCW Equities Fund	1.30%
TCW Focused Equities Fund	1.30%
TCW Growth Equities Fund	1.52%
TCW Growth Insights Fund	1.46%
TCW Large Cap Growth Fund	1.38%
TCW Relative Value Small Cap Fund	1.47%
TCW Select Equities Fund	1.38%
TCW Small Cap Growth Fund	1.62%
TCW Spectrum Fund	1.30%
TCW Value Added Fund	1.51%
TCW Value Opportunities Fund	1.42%
TCW Conservative LifePlan Fund	1.03%
TCW Moderate LifePlan Fund	1.07%
TCW Aggressive LifePlan Fund	1.15%
TCW Global Aggressive LifePlan Fund	1.33%

US EQUITIES

TCW Funds, Inc.

October 31, 2007

The amount borne by the Advisor when the operating expenses of a Fund are in excess of the Lipper Average cannot be recaptured in the subsequent fiscal years. The Advisor can only recapture expenses within a given fiscal year for that year's operating expenses.

Note 6 — Distribution Plan

TCW Funds Distributors (formerly TCW Brokerage Services) ("Distributor"), an affiliate of the Advisor, serves as the non-exclusive distributor of each class of the Fund's shares. The Funds have a distribution plan pursuant to Rule 12b-1 under the 1940 Act with respect to the N Class and K Class shares of each Fund. Under the terms of the plan, each Fund compensates the Distributor at a rate equal to 0.25% of the average daily net assets of the Fund attributable to its N Class and K Class shares for distribution and related services.

The K Class shares are also subject to an administrative services fee. The Distributor receives an administrative services fee at an annual rate of up to 0.50% of the average daily net assets of the class for procuring recordkeeping, subaccounting and other administrative services to investors of the class. The Distributor expects to use a significant portion of this fee to compensate retirement plan service providers, brokers, bank trust departments, financial advisers and other financial intermediaries for providing these services to their customers.

Note 7 — Transactions with Affiliates

The summary of LifePlan Funds transactions in the securities of affiliated issuers for the period November 16, 2006 (commencement of operations) through October 31, 2007 is as follows:

Name of Affiliated Issuer	Number of Shares Held Beginning of Period	Gross Additions	Gross Reductions	Number of Shares Held End of Period	Value at End of Period (in thousands)	Dividends and Interest Income (in thousands)	Distributions from and Net Realized Gain (Loss) (in thousands)
TCW Conservative LifePlan Fund
TCW Core Fixed Income Fund	—	33,599	10,579	23,020	$225	$11	$—
TCW Large Cap Growth Fund	—	3,915	3,284	631	15	—	1
TCW Spectrum Fund	—	15,749	1,203	14,546	203	—	1
TCW Money Market Fund	—	72,948	49,918	23,030	23	1	—
Total					$466	$12	$2
TCW Moderate LifePlan Fund
TCW Core Fixed Income Fund	—	98,128	73,925	24,203	$236	$16	$—
TCW Diversified Value Fund	—	19,836	13,221	6,615	112	—	—
TCW Growth Equities Fund	—	13,486	8,270	5,216	93	—	—
TCW High Yield Bond Fund	—	20,599	13,904	6,695	45	5	—
TCW Large Cap Growth Fund	—	36,228	23,379	12,849	315	—	—
TCW Spectrum Fund	—	31,873	20,499	11,374	159	—	1
TCW Value Opportunities Fund	—	9,420	6,240	3,180	77	—	1
Total					$1,037	$21	$2

US EQUITIES

TCW Funds, Inc.

Notes to Financial Statements (Continued)

Note 7 — Transactions with Affiliates (Continued)

Name of Affiliated Issuer	Number of Shares Held Beginning of Period	Gross Additions	Gross Reductions	Number of Shares Held End of Period	Value at End of Period (in thousands)	Dividends and Interest Income (in thousands)	Distributions from and Net Realized Gain (Loss) (in thousands)
TCW Aggressive LifePlan Fund
TCW Core Fixed Income Fund	—	4,596	2,365	2,231	$22	$2	$—
TCW Diversified Value Fund	—	2,861	59	2,802	47	—	—
TCW Growth Equities Fund	—	2,327	679	1,648	29	—	—
TCW Large Cap Growth Fund	—	3,629	100	3,529	87	—	—
TCW Relative Value Small Cap Fund	—	1,020	10	1,010	16	—	—
TCW Small Cap Growth Fund	—	363	10	353	9	—	—
TCW Value Opportunities Fund	—	1,327	216	1,111	27	—	3
Total					$237	$2	$3
TCW Global Aggressive LifePlan Fund
TCW Core Fixed Income Fund	—	25,540	117	25,423	$248	$7	$—
TCW Diversified Value Fund	—	8,112	38	8,074	137	—	—
TCW Emerging Markets Income Fund	—	9,091	41	9,050	69	2	—
TCW Global Equities Fund	—	32,777	156	32,621	517	—	—
TCW Growth Equities Fund	—	2,549	13	2,536	45	—	—
TCW Large Cap Growth Fund	—	14,932	58	14,874	365	—	—
TCW Value Opportunities Fund	—	5,757	2,447	3,310	80	—	3
Total					$1,461	$9	$3

Note 8 — Purchases and Sales of Securities

Investment transactions (excluding short-term investments) for the year ended October 31, 2007, were as follows (amounts in thousands):

	TCW Balanced Fund	TCW Diversified Focused Fund	TCW Dividend Value Fund	TCW Equities Fund
Purchases at Cost	$1,999	$580,727	$679,895	$39,945

Sales Proceeds	$2,072	$244,957	$399,557	$64,548

US EQUITIES

TCW Funds, Inc.

October 31, 2007

	TCW Focused Equities Fund	TCW Growth Equities Fund	TCW Growth Insights Fund	TCW Large Cap Growth Fund
Purchases at Cost	$37,952	$28,265	$770	$16,139

Sales Proceeds	$24,426	$27,169	$702	$6,824

	TCW Relative Value Small Cap Fund	TCW Select Equities Fund	TCW Small Cap Growth Fund	TCW Spectrum Fund
Purchases at Cost	$38,887	$939,523	$55,978	$21,557
Sales Proceeds	$61,237	$2,441,493	$57,127	$11,082
	TCW Value Added Fund	TCW Value Opportunities Fund	TCW Conservative LifePlan Fund	TCW Moderate LifePlan Fund
Purchases at Cost	$17,944	$332,687	$690	$3,094
Sales Proceeds	$26,861	$709,144	$244	$2,139
	TCW Aggressive LifePlan Fund		TCW Global Aggressive LifePlan Fund
Purchases at Cost	$255		$1,435
Sales Proceeds	$41		$64

For the year ended October 31, 2007, the TCW Balanced Fund had purchases and sales of U.S. government securities in the amount of $3,201 and $3,454, respectively.

Note 9 — Capital Share Transactions

Transactions in each Fund's shares were as follows:

TCW Balanced Fund I Class	Year Ended			September 1, 2006 (Commencement of Operations) through
	October 31, 2007			October 31, 2006
	Shares	(in thousands)		Shares	(in thousands)
Shares Sold	2,995	$32		10	$—	(1)
Shares Issued upon Reinvestment of Dividends	42	—	(1)	—	—
Net Increase	3,037	$32		10	$—	(1)

(1)   Amount rounds to less than $1 (in thousands).

US EQUITIES

TCW Funds, Inc.

Notes to Financial Statements (Continued)

Note 9 — Capital Share Transactions (Continued)

TCW Balanced Fund N Class	Year Ended October 31, 2007		September 1, 2006 (Commencement of Operations) through October 31, 2006
	Shares	(in thousands)	Shares	(in thousands)
Shares Sold	—	$—	900,000	$9,000
Shares Issued upon Reinvestment of Dividends	17,892	192	1,107	11
Net Increase	17,892	$192	901,107	$9,011
TCW Diversified Value Fund	Year Ended October 31, 2007		Year Ended October 31, 2006
I Class	Shares	(in thousands)	Shares	(in thousands)
Shares Sold	21,787,093	$368,998	27,524,796	$407,222
Shares Issued upon Reinvestment of Dividends	465,231	7,606	271,273	3,801
Shares Redeemed	(6,366,864)	(107,902)	(2,329,286)	(34,837)
Net Increase	15,885,460	$268,702	25,466,783	$376,186
TCW Diversified Value Fund	Year Ended October 31, 2007		Year Ended October 31, 2006
N Class	Shares	(in thousands)	Shares	(in thousands)
Shares Sold	8,011,225	$135,174	4,236,031	$63,586
Shares Issued upon Reinvestment of Dividends	67,307	1,097	44,180	618
Shares Redeemed	(2,124,993)	(35,901)	(1,576,095)	(23,101)
Net Increase	5,953,539	$100,370	2,704,116	$41,103
TCW Dividend Focused Fund	Year Ended October 31, 2007		Year Ended October 31, 2006
I Class	Shares	(in thousands)	Shares	(in thousands)
Shares Sold	8,073,331	$112,090	9,756,152	$115,732
Shares Issued upon Reinvestment of Dividends	479,097	6,497	195,744	2,357
Shares Redeemed	(3,705,673)	(51,971)	(2,415,776)	(29,284)
Net Increase	4,846,755	$66,616	7,536,120	$88,805
TCW Dividend Focused Fund	Year Ended October 31, 2007		Year Ended October 31, 2006
N Class	Shares	(in thousands)	Shares	(in thousands)
Shares Sold	37,570,664	$520,981	44,997,798	$545,712
Shares Issued upon Reinvestment of Dividends	3,021,258	40,933	1,188,460	14,278
Shares Redeemed	(26,306,665)	(366,273)	(24,200,891)	(291,158)
Net Increase	14,285,257	$195,641	21,985,367	$268,832

US EQUITIES

TCW Funds, Inc.

October 31, 2007

TCW Dividend Focused Fund K Class	January 3, 2006 (Commencement of Operations) through October 31, 2006
	Shares	(in thousands)
Shares Sold	10	$—	(1)
Shares Redeemed	(1)	—	(1)
Net Increase	9	$—	(1)

(1) Amount rounds to less than $1 (in thousands).

TCW Equities Fund	Year Ended October 31, 2007		Year Ended October 31, 2006
I Class	Shares	(in thousands)	Shares	(in thousands)
Shares Sold	347,228	$5,977	591,223	$9,552
Shares Issued upon Reinvestment of Dividends	323,849	5,337	37,142	578
Shares Redeemed	(1,756,102)	(30,932)	(1,820,094)	(29,489)
Net Decrease	(1,085,025)	$(19,618)	(1,191,729)	$(19,359)
TCW Equities Fund	Year Ended October 31, 2007		Year Ended October 31, 2006
N Class	Shares	(in thousands)	Shares	(in thousands)
Shares Sold	67,280	$1,133	226,930	$3,690
Shares Issued upon Reinvestment of Dividends	24,567	405	—	—
Shares Redeemed	(262,649)	(4,512)	(551,993)	(8,704)
Net Decrease	(170,802)	$(2,974)	(325,063)	$(5,014)
TCW Focused Equities Fund	Year Ended October 31, 2007		Year Ended October 31, 2006
I Class	Shares	(in thousands)	Shares	(in thousands)
Shares Sold	313,268	$4,650	338,952	$4,694
Shares Issued upon Reinvestment of Dividends	1,259	19	—	—
Shares Redeemed	(184,885)	(2,808)	(12,035)	(161)
Net Increase	129,642	$1,861	326,917	$4,533
TCW Focused Equities Fund	Year Ended October 31, 2007		Year Ended October 31, 2006
N Class	Shares	(in thousands)	Shares	(in thousands)
Shares Sold	765,142	$11,540	1,654,587	$21,715
Shares Issued upon Reinvestment of Dividends	3,640	53	1,892	24
Shares Redeemed	(152,146)	(2,352)	(190,334)	(2,613)
Net Increase	616,636	$9,241	1,466,145	$19,126

US EQUITIES

TCW Funds, Inc.

Notes to Financial Statements (Continued)

Note 9 — Capital Share Transactions (Continued)

TCW Growth Equities Fund	Year Ended October 31, 2007		Year Ended October 31, 2006
I Class	Shares	(in thousands)	Shares	(in thousands)
Shares Sold	578,969	$8,582	447,917	$5,555
Shares Issued upon Reinvestment of Dividends	—	—	999,608	11,685
Shares Redeemed	(500,247)	(6,822)	(1,246,196)	(15,137)
Net Increase	78,722	$1,760	201,329	$2,103
TCW Growth Equities Fund	Year Ended October 31, 2007		Year Ended October 31, 2006
N Class	Shares	(in thousands)	Shares	(in thousands)
Shares Sold	255,605	$3,916	2,777	$34
Shares Issued upon Reinvestment of Dividends	—	—	521,199	6,093
Shares Redeemed	(143,551)	(2,082)	(99,046)	(1,170)
Net Increase	112,054	$1,834	424,930	$4,957
TCW Growth Insights Fund	Year Ended October 31, 2007		Year Ended October 31, 2006
N Class	Shares	(in thousands)	Shares	(in thousands)
Shares Sold	5,330	$37	758	$5
Net Increase	5,330	$37	758	$5
TCW Large Cap Growth Fund I Class	February 6, 2006 (Commencement of Year Ended October 31, 2007		Operations) through October 31, 2006
	Shares	(in thousands)	Shares	(in thousands)
Shares Sold	207,446	$4,448	377,014	$7,610
Shares Redeemed	(59,736)	(1,375)	(12,757)	(254)
Net Increase	147,710	$3,073	364,257	$7,356
TCW Large Cap Growth Fund N Class	Year Ended October 31, 2007		February 6, 2006 (Commencement of Operations) through October 31, 2006
	Shares	(in thousands)	Shares	(in thousands)
Shares Sold	81,369	$1,794	75,529	$1,511
Shares Redeemed	(14,118)	(325)	—	—
Net Increase	67,251	$1,469	75,529	$1,511

US EQUITIES

TCW Funds, Inc.

October 31, 2007

TCW Relative Value Small Cap Fund	Year Ended October 31, 2007		Year Ended October 31, 2006
I Class	Shares	(in thousands)	Shares	(in thousands)
Shares Sold	232,528	$3,523	593,592	$8,871
Shares Issued upon Reinvestment of Dividends	110,104	1,611	88,263	1,232
Shares Redeemed	(1,608,915)	(24,742)	(744,917)	(10,986)
Net Decrease	(1,266,283)	$(19,608)	(63,062)	$(883)
TCW Relative Value Small Cap Fund	Year Ended October 31, 2007		Year Ended October 31, 2006
N Class	Shares	(in thousands)	Shares	(in thousands)
Shares Sold	2,043,029	$30,946	3,892,450	$56,520
Shares Issued upon Reinvestment of Dividends	333,681	4,812	163,002	2,249
Shares Redeemed	(2,073,121)	(31,382)	(1,950,680)	(28,918)
Net Increase	303,589	$4,376	2,104,772	$29,851
TCW Relative Value Small Cap Fund	Year Ended October 31, 2007		Year Ended October 31, 2006
K Class	Shares	(in thousands)	Shares	(in thousands)
Shares Sold	55,394	$850	193,644	$2,908
Shares Issued upon Reinvestment of Dividends	12,362	180	7,846	109
Shares Redeemed	(119,034)	(1,801)	(146,601)	(2,174)
Net Increase (Decrease)	(51,278)	$(771)	54,889	$843
TCW Select Equities Fund	Year Ended October 31, 2007		Year Ended October 31, 2006
I Class	Shares	(in thousands)	Shares	(in thousands)
Shares Sold	14,070,528	$281,309	31,989,616	$624,632
Shares Issued upon Reinvestment of Dividends	1,141,759	21,808	—	—
Shares Redeemed	(63,960,834)	(1,245,852)	(46,968,969)	(906,016)
Net Decrease	(48,748,547)	$(942,735)	(14,979,353)	$(281,384)
TCW Select Equities Fund	Year Ended October 31, 2007		Year Ended October 31, 2006
N Class	Shares	(in thousands)	Shares	(in thousands)
Shares Sold	5,824,880	$112,512	22,684,927	$432,484
Shares Issued upon Reinvestment of Dividends	431,015	8,030	—	—
Shares Redeemed	(28,525,860)	(547,358)	(32,022,397)	(605,256)
Net Decrease	(22,269,965)	$(426,816)	(9,337,470)	$(172,772)

US EQUITIES

TCW Funds, Inc.

Notes to Financial Statements (Continued)

Note 9 — Capital Share Transactions (Continued)

TCW Select Equities Fund	Year Ended October 31, 2007		Year Ended October 31, 2006
K Class	Shares	(in thousands)	Shares	(in thousands)
Shares Sold	12,306	$241	127,934	$2,494
Shares Issued upon Reinvestment of Dividends	817	15	—	—
Shares Redeemed	(49,226)	(950)	(95,079)	(1,859)
Net Increase (Decrease)	(36,103)	$(694)	32,855	$635
TCW Small Cap Growth Fund	Year Ended October 31, 2007		Year Ended October 31, 2006
I Class	Shares	(in thousands)	Shares	(in thousands)
Shares Sold	1,126,560	$24,508	251,830	$4,824
Shares Redeemed	(323,400)	(7,259)	(493,430)	(9,221)
Net Increase (Decrease)	803,160	$17,249	(241,600)	$(4,397)
TCW Small Cap Growth Fund	Year Ended October 31, 2007		Year Ended October 31, 2006
N Class	Shares	(in thousands)	Shares	(in thousands)
Shares Sold	205,045	$4,450	580,344	$11,055
Shares Redeemed	(1,116,460)	(23,414)	(1,018,498)	(18,201)
Net Decrease	(911,415)	$(18,964)	(438,154)	$(7,146)

TCW Small Cap Growth Fund K Class	November 1, 2005 through January 24, 2006 (Liquidation of K Class Shares)
	Shares	(in thousands)
Shares Redeemed	(10)	$—	(1)
Net Increase (Decrease)	(10)	$—	(1)

(1)  Amount rounds to less than $1 (in thousands).

TCW Spectrum Fund	Year Ended October 31, 2007		Year Ended October 31, 2006
I Class	Shares	(in thousands)	Shares	(in thousands)
Shares Sold	720,177	$9,656	789,814	$9,347
Shares Issued upon Reinvestment of Dividends	41,875	526	3,274	38
Shares Redeemed	(151,814)	(2,047)	(42,222)	(506)
Net Increase	610,238	$8,135	750,866	$8,879
TCW Spectrum Fund	Year Ended October 31, 2007		Year Ended October 31, 2006
N Class	Shares	(in thousands)	Shares	(in thousands)
Shares Sold	133,225	$1,803	1,809	$23
Shares Issued upon Reinvestment of Dividends	9,582	120	2,285	26
Shares Redeemed	(1,174)	(16)	(165,975)	(2,000)
Net Increase (Decrease)	141,633	$1,907	(161,881)	$(1,951)

(1)  Amount rounds to less than $1 (in thousands).

US EQUITIES

TCW Funds, Inc.

October 31, 2007

TCW Value Added Fund	Year Ended October 31, 2007		Year Ended October 31, 2006
I Class	Shares	(in thousands)	Shares	(in thousands)
Shares Sold	178,699	$2,404	278,006	$3,852
Shares Issued upon Reinvestment of Dividends	290,590	3,734	147,944	1,876
Shares Redeemed	(825,780)	(11,302)	(561,894)	(7,699)
Net Decrease	(356,491)	$(5,164)	(135,944)	$(1,971)
TCW Value Added Fund	Year Ended October 31, 2007		Year Ended October 31, 2006
N Class	Shares	(in thousands)	Shares	(in thousands)
Shares Sold	6,635	$106	68	$1
Shares Issued upon Reinvestment of Dividends	21	— (1)	—	—
Shares Redeemed	(4,288)	(70)	—	—
Net Increase	2,368	$36	68	$1

(1)  Amount rounds to less than $1 (in thousands).

TCW Value Opportunities Fund	Year Ended October 31, 2007		Year Ended October 31, 2006
I Class	Shares	(in thousands)	Shares	(in thousands)
Shares Sold	3,008,369	$71,965	6,292,759	$147,546
Shares Issued upon Reinvestment of Dividends	2,805,404	63,346	2,857,899	62,902
Shares Redeemed	(16,809,136)	(408,934)	(16,642,386)	(390,298)
Net Decrease	(10,995,363)	$(273,623)	(7,491,728)	$(179,850)
TCW Value Opportunities Fund	Year Ended October 31, 2007		Year Ended October 31, 2006
N Class	Shares	(in thousands)	Shares	(in thousands)
Shares Sold	2,541,630	$59,610	2,149,064	$49,610
Shares Issued upon Reinvestment of Dividends	742,210	16,484	708,930	15,370
Shares Redeemed	(4,057,471)	(96,251)	(5,035,316)	(116,439)
Net Decrease	(773,631)	$(20,157)	(2,177,322)	$(51,459)
TCW Value Opportunities Fund	Year Ended October 31, 2007		Year Ended October 31, 2006
K Class	Shares	(in thousands)	Shares	(in thousands)
Shares Sold	62,529	$1,474	247,551	$5,748
Shares Issued upon Reinvestment of Dividends	32,279	718	13,464	294
Shares Redeemed	(94,365)	(2,232)	(47,885)	(1,102)
Net Increase (Decrease)	443	$(40)	213,130	$4,940

US EQUITIES

TCW Funds, Inc.

Notes to Financial Statements (Continued)

Note 9 — Capital Share Transactions (Continued)

TCW Conservative LifePlan Fund I Class	November 16, 2006 (Commencement of Operations) through October 31, 2007
	Shares	(in thousands)
Shares Sold	37,899	$379
Shares Issued upon Reinvestment of Dividends	97	1
Shares Redeemed	(4,843)	(50)
Net Increase	33,153	$330
TCW Conservative LifePlan Fund N Class	November 16, 2006 (Commencement of Operations) through October 31, 2007
	Shares	(in thousands)
Shares Sold	10,000	$100
Shares Issued upon Reinvestment of Dividends	97	1
Net Increase	10,097	$101
TCW Moderate LifePlan Fund I Class	November 16, 2006 (Commencement of Operations) through October 31, 2007
	Shares	(in thousands)
Shares Sold	258,497	$2,705
Shares Issued upon Reinvestment of Dividends	83	1
Shares Redeemed	(176,875)	(1,877)
Net Increase	81,705	$829
TCW Moderate LifePlan Fund N Class	November 16, 2006 (Commencement of Operations) through October 31, 2007
	Shares	(in thousands)
Shares Sold	10,000	$100
Shares Issued upon Reinvestment of Dividends	83	1
Net Increase	10,083	$101

US EQUITIES

TCW Funds, Inc.

October 31, 2007

TCW Aggressive LifePlan Fund I Class	November 16, 2006 (Commencement of Operations) through October 31, 2007
	Shares	(in thousands)
Shares Sold	10,389	$103
Shares Issued upon Reinvestment of Dividends	50	1
Net Increase	10,439	$104
TCW Aggressive LifePlan Fund N Class	November 16, 2006 (Commencement of Operations) through October 31, 2007
	Shares	(in thousands)
Shares Sold	10,000	$100
Shares Issued upon Reinvestment of Dividends	50	1
Net Increase	10,050	$101
TCW Global Aggressive LifePlan Fund I Class	November 16, 2006 (Commencement of Operations) through October 31, 2007
	Shares	(in thousands)
Shares Sold	121,869	$1,258
Shares Issued upon Reinvestment of Dividends	48	— (1)
Net Increase	121,917	$1,258
TCW Global Aggressive LifePlan Fund N Class	November 16, 2006 (Commencement of Operations) through October 31, 2007
	Shares	(in thousands)
Shares Sold	10,000	$100
Shares Issued upon Reinvestment of Dividends	48	— (1)
Net Increase	10,048	$100

(1)  Amount rounds to less than $1 (in thousands).

There were no capital share transactions in the TCW Equities Fund — K Class shares, and in the TCW Value Added Fund — K Class shares during the years ended October 31, 2007 and 2006.

US EQUITIES

TCW Funds, Inc.

Notes to Financial Statements (Continued)

Note 10 — Restricted Securities

The Funds are permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. There were no restricted securities at October 31, 2007.

Note 11 — Recently Issued Accounting Pronouncements

In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes — an interpretation of FASB Statement No. 109 ("FIN 48"). FIN 48 clarifies the accounting for uncertainty in income taxes recognized in a fund's financial statements in accordance with FASB Statement No. 109, Accounting for Income Taxes. FIN 48 prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. It also provides guidance on de-recognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. FIN 48 is effective for fiscal years beginning after December 15, 2006. Management is currently evaluating the impact, if any, of applying the various provisions of FIN 48 on the Funds financial statements.

In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("SFAS 157"). SFAS 157 defines fair value, establishes a framework for measuring fair value in accordance with accounting principles generally accepted in the United States of America and expands disclosure about fair value measurements. SFAS 157 is effective for fiscal years beginning after November 15, 2007 and will be implemented in the future financial reports.

Note 12 — Reorganization

On July 7, 2006, the shareholders of the TCW Aggressive Growth Equities Fund approved a Plan of Reorganization, which provided for the transfer of substantially all of the assets and liabilities of the Fund in exchange for shares of the TCW Growth Equities Fund (the "Survivor Fund"). The plan was accounted for as a tax-free reorganization effective after the close of business on August 31, 2006.

The net assets of the TCW Aggressive Growth Equities Fund and the TCW Growth Equities Fund immediately before the merger was $17,778,580 and $23,647,942, respectively. The TCW Aggressive Growth Equities Fund had an unrealized depreciation of $628,192 at the time of the merger which was combined with the Surviving Fund. The total net assets the TCW Growth Equities Fund after the merger was $41,426,522.

917,424 shares of the TCW Aggressive Growth Equities Fund — I Class were exchanged with 999,608 shares of the TCW Growth Equities Fund — I Class. 490,233 shares of the TCW Aggressive Growth Equities Fund — N Class were exchanged with 521,199 shares of the TCW Growth Equities Fund — N Class.

TCW Balanced Fund

Financial Highlights — I Class

	Year Ended October 31, 2007	September 1, 2006 (Commencement of Operations) through October 31, 2006
Net Asset Value per Share, Beginning of Period	$10.46	$10.00
Income from Investment Operations:
Net Investment Income (1)	0.19	0.03
Net Realized and Unrealized Gain on Investments	0.35	0.43
Total from Investment Operations	0.54	0.46
Less Distributions:
Distributions from Net Investment Income	(0.14)	—
Distributions from Net Realized Gain	(0.02)	—
Total Distributions	(0.16)	—
Net Asset Value per Share, End of Period	$10.84	$10.46
Total Return	5.11%	4.60	% (2)
Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$33	$—	(3)
Ratio of Expenses to Average Net Assets:
Before Expense Reimbursement	26.31%	17,582.03	% (4)
After Expense Reimbursement	1.17%	1.22	% (4)
Ratio of Net Investment Income to Average Net Assets	1.75%	1.64	% (4)
Portfolio Turnover Rate	56.40%	4.70	% (2)

(1)  Computed using average shares outstanding throughout the period.

(2)  For the period September 1, 2006 (Commencement of Operations) through October 31, 2006 and is not indicative of a full year's operating results.

(3)  Amount rounds to less than $1 (in thousands).

(4)  Annualized.

See accompanying notes to financial statements.

TCW Balanced Fund

Financial Highlights — N Class

	Year Ended October 31, 2007	September 1, 2006 (Commencement of Operations) through October 31, 2006
Net Asset Value per Share, Beginning of Period	$10.44	$10.00
Income from Investment Operations:
Net Investment Income (1)	0.19	0.03
Net Realized and Unrealized Gain on Investments	0.35	0.42
Total from Investment Operations	0.54	0.45
Less Distributions:
Distributions from Net Investment Income	(0.19)	(0.01)
Distributions from Net Realized Gain	(0.02)	—
Total Distributions	(0.21)	(0.01)
Net Asset Value per Share, End of Period	$10.77	$10.44
Total Return	5.18%	4.53	% (2)
Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$9,899	$9,410
Ratio of Expenses to Average Net Assets:
Before Expense Reimbursement	1.70%	2.87	% (3)
After Expense Reimbursement	1.17%	1.22	% (3)
Ratio of Net Investment Income to Average Net Assets	1.77%	1.59	% (3)
Portfolio Turnover Rate	56.40%	4.70	% (2)

(1)  Computed using average shares outstanding throughout the period.

(2)  For the period September 1, 2006 (Commencement of Operations) through October 31, 2006 and is not indicative of a full year's operating results.

(3)  Annualized.

See accompanying notes to financial statements.

TCW Diversified Value Fund

Financial Highlights — I Class

	Year Ended October 31,			January 2, 2004 (Commencement of Offering of I Class Shares)
				through
	2007	2006	2005	October 31, 2004
Net Asset Value per Share, Beginning of Period	$16.24	$13.85	$12.34	$11.27
Income from Investment Operations:
Net Investment Income (1)	0.16	0.11	0.09	0.01
Net Realized and Unrealized Gain on Investments	0.73	2.58	1.67	1.06
Total from Investment Operations	0.89	2.69	1.76	1.07
Less Distributions:
Distributions from Net Investment Income	(0.10)	(0.05)	(0.04)	—
Distributions from Net Realized Gain	(0.12)	(0.25)	(0.21)	—
Total Distributions	(0.22)	(0.30)	(0.25)	—
Net Asset Value per Share, End of Period	$16.91	$16.24	$13.85	$12.34
Total Return	5.53%	19.79%	14.33%	9.49	% (2)
Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$844,811	$553,622	$119,319	$30,426
Ratio of Expenses to Average Net Assets	0.96%	0.94%	1.01%	1.24	% (3)
Ratio of Net Investment Income to Average Net Assets	0.95%	0.77%	0.63%	0.08	% (3)
Portfolio Turnover Rate	30.58%	27.44%	34.74%	59.75	% (4)

(1)  Computed using average shares outstanding throughout the period.

(2)  For the period January 2, 2004 (Commencement of Offering of I Class Shares) through October 31, 2004 and is not indicative of a full year's operating results.

(3)  Annualized.

(4)  Represents the Fund's portfolio turnover for the year ended October 31, 2004.

See accompanying notes to financial statements.

TCW Diversified Value Fund

Financial Highlights — N Class

	Year Ended October 31,
	2007	2006	2005	2004	2003
Net Asset Value per Share, Beginning of Year	$16.18	$13.78	$12.32	$10.61	$8.23
Income (Loss) from Investment Operations:
Net Investment Income (Loss) (1)	0.12	0.08	0.04	(0.01)	0.01
Net Realized and Unrealized Gain on Investments	0.72	2.57	1.65	1.73	2.44
Total from Investment Operations	0.84	2.65	1.69	1.72	2.45
Less Distributions:
Distributions from Net Investment Income	(0.07)	— (2)	(0.02)	(0.01)	(0.07)
Distributions from Net Realized Gain	(0.12)	(0.25)	(0.21)	—	—
Total Distributions	(0.19)	(0.25)	(0.23)	(0.01)	(0.07)
Net Asset Value per Share, End of Year	$16.83	$16.18	$13.78	$12.32	$10.61
Total Return	5.28%	19.56%	13.81%	16.25%	29.99%
Ratios/Supplemental Data:
Net Assets, End of Year (in thousands)	$188,715	$85,125	$35,248	$13,396	$7,729
Ratio of Expenses to Average Net Assets:
Before Expense Reimbursement	1.18%	1.20%	1.41%	1.80%	2.43%
After Expense Reimbursement	N/A	N/A	1.40%	1.45%	1.34%
Ratio of Net Investment Income (Loss) to Average Net Assets	0.72%	0.52%	0.27%	(0.06)%	0.14%
Portfolio Turnover Rate	30.58%	27.44%	34.74%	59.75%	38.33%

(1)  Computed using average shares outstanding throughout the year.

(2)  Amount rounds to less than $0.01 per share.

See accompanying notes to financial statements.

TCW Dividend Focused Fund

Financial Highlights — I Class

	Year Ended October 31,		November 1, 2004 (Commencement of Offering of I Class Shares) through
	2007	2006	October 31, 2005
Net Asset Value per Share, Beginning of Period	$13.22	$11.32	$10.00
Income from Investment Operations:
Net Investment Income (1)	0.27	0.22	0.16
Net Realized and Unrealized Gain on Investments	1.25	1.91	1.42
Total from Investment Operations	1.52	2.13	1.58
Less Distributions:
Distributions from Net Investment Income	(0.29)	(0.19)	(0.18)
Distributions from Net Realized Gain	(0.21)	(0.04)	(0.08)
Total Distributions	(0.50)	(0.23)	(0.26)
Net Asset Value per Share, End of Period	$14.24	$13.22	$11.32
Total Return	11.70%	19.07%	9.73%
Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$241,170	$159,858	$51,577
Ratio of Expenses to Average Net Assets	0.85%	0.87%	1.02%
Ratio of Net Investment Income to Average Net Assets	1.94%	1.81%	1.37%
Portfolio Turnover Rate	26.19%	25.14%	31.50%

(1)  Computed using average shares outstanding throughout the period.

See accompanying notes to financial statements.

TCW Dividend Focused Fund

Financial Highlights — N Class

	Year Ended October 31,
	2007	2006	2005	2004	2003
Net Asset Value per Share, Beginning of Year	$13.20	$11.30	$10.56	$10.12	$8.92
Income from Investment Operations:
Net Investment Income (1)	0.23	0.18	0.14	0.09	0.10
Net Realized and Unrealized Gain on Investments	1.25	1.91	0.86	1.27	2.13
Total from Investment Operations	1.48	2.09	1.00	1.36	2.23
Less Distributions:
Distributions from Net Investment Income	(0.24)	(0.15)	(0.18)	(0.10)	(0.12)
Distributions from Net Realized Gain	(0.21)	(0.04)	(0.08)	(0.82)	(0.91)
Total Distributions	(0.45)	(0.19)	(0.26)	(0.92)	(1.03)
Net Asset Value per Share, End of Year	$14.23	$13.20	$11.30	$10.56	$10.12
Total Return	11.37%	18.72%	9.48%	14.36%	27.59%
Ratios/Supplemental Data:
Net Assets, End of Year (in thousands)	$1,557,793	$1,256,657	$827,175	$214,493	$31,949
Ratio of Expenses to Average Net Assets:
Before Expense Reimbursement	1.15%	1.16%	1.25%	1.33%	1.52%
After Expense Reimbursement	N/A	N/A	N/A	N/A	1.39%
Ratio of Net Investment Income to Average Net Assets	1.65%	1.51%	1.27%	0.91%	1.13%
Portfolio Turnover Rate	26.19%	25.14%	31.50%	44.05%	33.22%

(1)  Computed using average shares outstanding throughout the period.

See accompanying notes to financial statements.

TCW Dividend Focused Fund

Financial Highlights — K Class

	Year Ended October 31, 2007	January 3, 2006 (Commencement of Offering of K Class Shares) through October 31, 2006
Net Asset Value per Share, Beginning of Period	$13.36	$11.61
Income from Investment Operations:
Net Investment Income (1)	0.23	0.21
Net Realized and Unrealized Gain on Investments	1.29	1.54
Total from Investment Operations	1.52	1.75
Net Asset Value per Share, End of Period	$14.88	$13.36
Total Return	11.38%	15.07	% (2)
Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$— (3)	$—	(3)
Ratio of Expenses to Average Net Assets:
Before Expense Reimbursement	23,949.89%	15,665.05%
After Expense Reimbursement	1.59%	1.60	% (4)
Ratio of Net Investment Income to Average Net Assets	1.64%	2.02	% (4)
Portfolio Turnover Rate	26.19%	25.14	% (5)

(1)  Computed using average shares outstanding throughout the period.

(2)  For the period January 3, 2006 (Commencement of Offering of K Class Shares) through October 31, 2006 and is not indicative of a full year's operating results.

(3)  Amount rounds to less than $1 (in thousands).

(4)  Annualized.

(5)  Represents the Fund's turnover for the year ended October 31, 2006.

See accompanying notes to financial statements.

TCW Equities Fund

Financial Highlights — I Class

	Year Ended October 31,
	2007	2006	2005	2004	2003
Net Asset Value per Share, Beginning of Year	$17.30	$15.00	$13.64	$12.09	$9.75
Income from Investment Operations:
Net Investment Income (1)	0.16	0.17	0.11	0.10	0.08
Net Realized and Unrealized Gain on Investments	1.39	2.27	1.38	1.52	2.36
Total from Investment Operations	1.55	2.44	1.49	1.62	2.44
Less Distributions:
Distributions from Net Investment Income	(0.20)	(0.14)	(0.13)	(0.07)	(0.10)
Distributions from Net Realized Gain	(1.17)	—	—	—	—
Total Distributions	(1.37)	(0.14)	(0.13)	(0.07)	(0.10)
Net Asset Value per Share, End of Year	$17.48	$17.30	$15.00	$13.64	$12.09
Total Return	9.47%	16.37%	10.99%	13.40%	25.26%
Ratios/Supplemental Data:
Net Assets, End of Year (in thousands)	$69,172	$87,202	$93,495	$118,025	$107,731
Ratio of Expenses to Average Net Assets	0.76%	0.75%	0.77%	0.74%	0.79%
Ratio of Net Investment Income to Average Net Assets	0.92%	1.06%	0.78%	0.77%	0.74%
Portfolio Turnover Rate	48.92%	30.87%	32.31%	49.31%	60.52%

(1)  Computed using average shares outstanding throughout the period.

See accompanying notes to financial statements.

TCW Equities Fund

Financial Highlights — N Class

	Year Ended October 31,
	2007	2006	2005	2004	2003
Net Asset Value per Share, Beginning of Year	$17.25	$14.91	$13.57	$12.05	$9.72
Income from Investment Operations:
Net Investment Income (1)	0.06	0.10	0.02	0.01	0.01
Net Realized and Unrealized Gain on Investments	1.40	2.24	1.38	1.51	2.36
Total from Investment Operations	1.46	2.34	1.40	1.52	2.37
Less Distributions:
Distributions from Net Investment Income	(0.13)	—	(0.06)	—	(0.04)
Distributions from Net Realized Gain	(1.17)	—	—	—	—
Total Distributions	(1.30)	—	(0.06)	—	(0.04)
Net Asset Value per Share, End of Year	$17.41	$17.25	$14.91	$13.57	$12.05
Total Return	8.86%	15.69%	10.32%	12.62%	24.48%
Ratios/Supplemental Data:
Net Assets, End of Year (in thousands)	$4,132	$7,039	$10,931	$6,800	$3,916
Ratio of Expenses to Average Net Assets:
Before Expense Reimbursement	1.34%	1.30%	1.60%	1.84%	2.42%
After Expense Reimbursement	1.33%	N/A	1.42%	1.42%	1.40%
Ratio of Net Investment Income to Average Net Assets	0.35%	0.61%	0.12%	0.10%	0.07%
Portfolio Turnover Rate	48.92%	30.87%	32.31%	49.31%	60.52%

(1)  Computed using average shares outstanding throughout the period.

See accompanying notes to financial statements.

TCW Equities Fund

Financial Highlights — K Class

	Year Ended October 31,				November 1, 2002 (Commencement of Offering of K Class Shares) through
	2007	2006	2005	2004	October 31, 2003
Net Asset Value per Share, Beginning of Period	$17.63	$15.19	$13.70	$12.09	$9.75
Income (Loss) from Investment Operations:
Net Investment Income (Loss) (1)	0.10	0.13	0.10	0.10	(0.03)
Net Realized and Unrealized Gain on Investments	1.49	2.31	1.39	1.51	2.37
Total from Investment Operations	1.59	2.44	1.49	1.61	2.34
Net Asset Value per Share, End of Period	$19.22	$17.63	$15.19	$13.70	$12.09
Total Return	8.96%	16.06%	10.79%	13.32%	24.00%
Ratios/Supplemental Data:
Net Assets, End of Period (in thousands) (2)	$—	$—	$—	$—	$—
Ratio of Expenses to Average Net Assets:
Before Expense Reimbursement	5,421.02%	7,554.91%	5,581.01%	2,294.74%	2.19%
After Expense Reimbursement	1.58%	1.63%	1.67%	1.42%	1.40%
Ratio of Net Investment Income (Loss) to Average Net Assets	0.53%	0.78%	0.66%	0.76%	(0.24)%
Portfolio Turnover Rate	48.92%	30.87%	32.31%	49.31%	60.52%

(1)  Computed using average shares outstanding throughout the period.

(2)  Amounts round to less than $1 (in thousands).

See accompanying notes to financial statements.

TCW Focused Equities Fund

Financial Highlights — I Class

	Year Ended October 31,		November 1, 2004 (Commencement of Offering of I Class Shares) through
	2007	2006	October 31, 2005
Net Asset Value per Share, Beginning of Period	$14.34	$12.28	$10.00
Income (Loss) from Investment Operations:
Net Investment Income (Loss) (1)	0.07	0.02	(0.02)
Net Realized and Unrealized Gain on Investments	1.34	2.04	2.30
Total from Investment Operations	1.41	2.06	2.28
Less Distributions:
Distributions from Net Investment Income	(0.03)	—	—
Net Asset Value per Share, End of Period	$15.72	$14.34	$12.28
Total Return	9.86%	16.78%	11.94%
Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$7,176	$4,689	$— (2)
Ratio of Expenses to Average Net Assets:
Before Expense Reimbursement	1.18%	2.25%	416.31%
After Expense Reimbursement	N/A	1.38%	1.38%
Ratio of Net Investment Income (Loss) to Average Net Assets	0.38%	0.13%	(0.21)%
Portfolio Turnover Rate	63.43%	37.47%	42.82%

(1)  Computed using average shares outstanding throughout the period.

(2)  Amount rounds to less than $1 (in thousands).

See accompanying notes to financial statements.

TCW Focused Equities Fund

Financial Highlights — N Class

	Year Ended October 31,
	2007	2006	2005	2004	2003
Net Asset Value per Share, Beginning of Year	$14.31	$12.28	$10.97	$9.51	$7.50
Income (Loss) from Investment Operations:
Net Investment Income (Loss) (1)	0.04	0.04	0.01	(0.01)	— (2)
Net Realized and Unrealized Gain on Investments	1.35	2.01	1.30	1.47	2.03
Total from Investment Operations	1.39	2.05	1.31	1.46	2.03
Less Distributions:
Distributions from Net Investment Income	(0.03)	(0.01)	—	—	(0.02)
Distributions from Net Realized Gain	—	(0.01)	—	—	—
Total Distributions	(0.03)	(0.02)	—	—	(0.02)
Net Asset Value per Share, End of Year	$15.67	$14.31	$12.28	$10.97	$9.51
Total Return	9.74%	16.75%	11.94%	15.35%	27.13%
Ratios/Supplemental Data:
Net Assets, End of Year (in thousands)	$35,509	$23,604	$2,251	$1,952	$996
Ratio of Expenses to Average Net Assets:
Before Expense Reimbursement	1.27%	1.42%	3.43%	3.56%	7.37%
After Expense Reimbursement	N/A	1.38%	1.38%	1.41%	1.40%
Ratio of Net Investment Income (Loss) to Average Net Assets	0.30%	0.33%	0.05%	(0.06)%	0.04%
Portfolio Turnover Rate	63.43%	37.47%	42.82%	67.96%	68.28%

(1)  Computed using average shares outstanding throughout the period.

(2)  Amount rounds to less than $0.01 per share.

See accompanying notes to financial statements.

TCW Growth Equities Fund

Financial Highlights — I Class

	Year Ended October 31,			March 1, 2004 (Commencement of Operations)
				through
	2007	2006	2005	October 31, 2004
Net Asset Value per Share, Beginning of Period	$12.17	$11.46	$9.98	$10.00
Income (Loss) from Investment Operations:
Net Investment (Loss) (1)	(0.12)	(0.15)	(0.13)	(0.10)
Net Realized and Unrealized Gain on Investments	5.86	0.86	1.61	0.08
Total from Investment Operations	5.74	0.71	1.48	(0.02)
Net Asset Value per Share, End of Period	$17.91	$12.17	$11.46	$9.98
Total Return	47.17%	6.20%	14.83%	(0.20	)% (2)
Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$43,973	$28,916	$24,925	$11,567
Ratio of Expenses to Average Net Assets:
Before Expense Reimbursement	1.40%	1.50%	1.62%	2.82	% (3)
After Expense Reimbursement	N/A	N/A	N/A	1.71	% (3)
Ratio of Net Investment (Loss) to Average Net Assets	(0.86)%	(1.23)%	(1.20)%	(1.49	)% (3)
Portfolio Turnover Rate	71.58%	123.31%	57.18%	19.21	% (2)

(1)  Computed using average shares outstanding throughout the period.

(2)  For the period March 1, 2004 (Commencement of Operations) through October 31, 2004 and is not indicative of a full year's operating results.

(3)  Annualized.

See accompanying notes to financial statements.

TCW Growth Equities Fund

Financial Highlights — N Class

	Year Ended October 31,			March 1, 2004 (Commencement of Operations)
				through
	2007	2006	2005	October 31, 2004
Net Asset Value per Share, Beginning of Period	$12.17	$11.46	$9.98	$10.00
Income (Loss) from Investment Operations:
Net Investment (Loss) (1)	(0.14)	(0.16)	(0.10)	(0.02)
Net Realized and Unrealized Gain on Investments	5.87	0.87	1.58	—
Total from Investment Operations	5.73	0.71	1.48	(0.02)
Net Asset Value per Share, End of Period	$17.90	$12.17	$11.46	$9.98
Total Return	47.08%	6.20%	14.83%	(0.20	)% (2)
Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$9,611	$5,172	$— (3)	$—	(3)
Ratio of Expenses to Average Net Assets:
Before Expense Reimbursement	2.19%	4.17%	5,104.46%	76.18%
After Expense Reimbursement	1.54%	1.56%	1.67%	1.71	% (4)
Ratio of Net Investment (Loss) to Average Net Assets	(1.00)%	(1.35)%	(0.95)%	(0.36	)% (4)
Portfolio Turnover Rate	71.58%	123.31%	57.18%	19.21	% (2)

(1)  Computed using average shares outstanding throughout the period.

(2)  For the period March 1, 2004 (Commencement of Operations) through October 31, 2004 and is not indicative of a full year's operating results.

(3)  Amount rounds to less than $1 (in thousands).

(4)  Annualized.

See accompanying notes to financial statements.

TCW Growth Insights Fund

Financial Highlights — N Class

	Year Ended October 31,
	2007	2006	2005	2004	2003
Net Asset Value per Share, Beginning of Year	$6.91	$6.88	$6.22	$6.21	$4.65
Income (Loss) from Investment Operations:
Net Investment (Loss) (1)	(0.05)	(0.06)	(0.08)	(0.08)	(0.07)
Net Realized and Unrealized Gain on Investments	1.59	0.09	0.74	0.09	1.63
Total from Investment Operations	1.54	0.03	0.66	0.01	1.56
Net Asset Value per Share, End of Year	$8.45	$6.91	$6.88	$6.22	$6.21
Total Return	22.58%	0.44%	10.61%	0.16%	33.55%
Ratios/Supplemental Data:
Net Assets, End of Year (in thousands)	$1,570	$1,246	$1,235	$1,286	$1,804
Ratio of Expenses to Average Net Assets:
Before Expense Reimbursement	4.88%	5.18%	4.83%	3.50%	4.02%
After Expense Reimbursement	1.49%	1.63%	1.67%	1.72%	1.76%
Ratio of Net Investment (Loss) to Average Net Assets	(0.66)%	(0.86)%	(1.16)%	(1.33)%	(1.29)%
Portfolio Turnover Rate	52.55%	65.11%	82.43%	74.53%	41.99%

(1)  Computed using average shares outstanding throughout the period.

See accompanying notes to financial statements.

TCW Large Cap Growth Fund

Financial Highlights — I Class

	Year Ended October 31, 2007	February 6, 2006 (Commencement of Operations) through October 31, 2006
Net Asset Value per Share, Beginning of Period	$20.28	$20.00
Income (Loss) from Investment Operations:
Net Investment (Loss) (1)	(0.17)	(0.10)
Net Realized and Unrealized Gain on Investments	4.43	0.38
Total from Investment Operations	4.26	0.28
Net Asset Value per Share, End of Period	$24.54	$20.28
Total Return	21.01%	1.40	% (2)
Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$12,562	$7,387
Ratio of Expenses to Average Net Assets:
Before Expense Reimbursement	1.34%	3.23	% (3)
After Expense Reimbursement	N/A	1.45	% (3)
Ratio of Net Investment (Loss) to Average Net Assets	(0.76)%	(0.71	)% (3)
Portfolio Turnover Rate	56.12%	20.40	% (2)

(1)  Computed using average shares outstanding throughout the period.

(2)  For the period February 6, 2006 (Commencement of Operations) through October 31, 2006 and is not indicative of a full year's operating results.

(3)  Annualized.

See accompanying notes to financial statements.

TCW Large Cap Growth Fund

Financial Highlights — N Class

	Year Ended October 31, 2007	February 6, 2006 (Commencement of Operations) through October 31, 2006
Net Asset Value per Share, Beginning of Period	$20.28	$20.00
Income (Loss) from Investment Operations:
Net Investment (Loss) (1)	(0.19)	(0.10)
Net Realized and Unrealized Gain on Investments	4.41	0.38
Total from Investment Operations	4.22	0.28
Net Asset Value per Share, End of Period	$24.50	$20.28
Total Return	20.86%	1.40	% (2)
Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$3,498	$1,531
Ratio of Expenses to Average Net Assets:
Before Expense Reimbursement	1.79%	3.71	% (3)
After Expense Reimbursement	1.43%	1.45	% (3)
Ratio of Net Investment (Loss) to Average Net Assets	(0.85)%	(0.71	)% (3)
Portfolio Turnover Rate	56.12%	20.40	% (2)

(1)  Computed using average shares outstanding throughout the period.

(2)  For the period February 6, 2006 (Commencement of Operations) through October 31, 2006 and is not indicative of a full year's operating results.

(3)  Annualized.

See accompanying notes to financial statements.

TCW Relative Value Small Cap Fund

Financial Highlights — I Class

	Year Ended October 30,
	2007		2006	2005	2004	2003
Net Asset Value per Share, Beginning of Year	$15.29		$13.63	$13.29	$12.00	$8.70
Income (Loss) from Investment Operations:
Net Investment (Loss) (1)	—	(2)	(0.01)	(0.03)	(0.06)	(0.04)
Net Realized and Unrealized Gain (Loss) on Investments	1.06		2.30	1.29	1.43	3.34
Total from Investment Operations	1.06		2.29	1.26	1.37	3.30
Less Distributions:
Distributions from Net Realized Gain	(0.83)		(0.63)	(0.92)	(0.08)	—
Net Asset Value per Share, End of Year	$15.52		$15.29	$13.63	$13.29	$12.00
Total Return	7.27%		17.27%	9.54%	11.47%	37.93%
Ratios/Supplemental Data:
Net Assets, End of Year (in thousands)	$14,877		$34,008	$31,180	$28,299	$23,417
Ratio of Expenses to Average Net Assets	1.16%		1.16%	1.24%	1.31%	1.40%
Ratio of Net Investment (Loss) to Average Net Assets	—	% (3)	(0.10)%	(0.22)%	(0.48)%	(0.41)%
Portfolio Turnover Rate	33.62%		48.81%	44.61%	51.62%	55.68%

(1)  Computed using average shares outstanding throughout the period.

(2)  Amount rounds to less than $0.01 per share.

(3)  Amount rounds to less than 0.01%.

See accompanying notes to financial statements.

TCW Relative Value Small Cap Fund

Financial Highlights — N Class

	Year Ended October 30,
	2007	2006	2005	2004	2003
Net Asset Value per Share, Beginning of Year	$15.08	$13.49	$13.20	$11.96	$8.69
Income (Loss) from Investment Operations:
Net Investment (Loss) (1)	(0.05)	(0.05)	(0.07)	(0.11)	(0.05)
Net Realized and Unrealized Gain (Loss) on Investments	1.06	2.27	1.28	1.43	3.32
Total from Investment Operations	1.01	2.22	1.21	1.32	3.27
Less Distributions:
Distributions from Net Realized Gain	(0.83)	(0.63)	(0.92)	(0.08)	—
Net Asset Value per Share, End of Year	$15.26	$15.08	$13.49	$13.20	$11.96
Total Return	7.03%	16.92%	9.21%	11.09%	37.63%
Ratios/Supplemental Data:
Net Assets, End of Year (in thousands)	$96,786	$91,085	$53,083	$36,392	$24,042
Ratio of Expenses to Average Net Assets:
Before Expense Reimbursement	1.43%	1.43%	1.57%	1.69%	1.79%
After Expense Reimbursement	N/A	N/A	N/A	1.65%	1.50%
Ratio of Net Investment (Loss) to Average Net Assets	(0.34)%	(0.37)%	(0.54)%	(0.82)%	(0.51)%
Portfolio Turnover Rate	33.62%	48.81%	44.61%	51.62%	55.68%

(1)  Computed using average shares outstanding throughout the period.

See accompanying notes to financial statements.

TCW Relative Value Small Cap Fund

Financial Highlights — K Class

	Year Ended October 30,				November 1, 2002 (Commencement of Offering of K Class Shares) through
	2007	2006	2005	2004	October 31, 2003
Net Asset Value per Share, Beginning of Period	$15.20	$13.64	$13.37	$12.00	$8.70
Income (Loss) from Investment Operations:
Net Investment (Loss) (1)	(0.09)	(0.10)	(0.11)	(0.02)	(0.04)
Net Realized and Unrealized Gain on Investments	1.05	2.29	1.30	1.39	3.34
Total from Investment Operations	0.96	2.19	1.19	1.37	3.30
Less Distributions:
Distributions from Net Realized Gain	(0.83)	(0.63)	(0.92)	—	—
Net Asset Value per Share, End of Period	$15.33	$15.20	$13.64	$13.37	$12.00
Total Return	6.63%	16.58%	8.85%	11.42%	37.93%
Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$2,520	$3,278	$2,192	$80	$— (2)
Ratio of Expenses to Average Net Assets:
Before Expense Reimbursement	2.67%	2.42%	3.24%	1,300.23%	1.86%
After Expense Reimbursement	1.74%	1.77%	1.89%	1.90%	1.35%
Ratio of Net Investment (Loss) to Average Net Assets	(0.61)%	(0.67)%	(0.84)%	(0.18)%	(0.45)%
Portfolio Turnover Rate	33.62%	48.81%	44.61%	51.62%	55.68%

(1)  Computed using average shares outstanding throughout the period.

(2)  Amount rounds to less than $1 (in thousands).

See accompanying notes to financial statements.

TCW Select Equities Fund

Financial Highlights — I Class

	Year Ended October 31,
	2007	2006	2005	2004	2003
Net Asset Value per Share, Beginning of Year	$19.17	$19.42	$17.79	$17.00	$11.73
Income (Loss) from Investment Operations:
Net Investment Income (Loss) (1)	0.02	(0.09)	(0.11)	(0.10)	(0.08)
Net Realized and Unrealized Gain (Loss) on Investments	3.24	(0.16)	1.74	0.89	5.35
Total from Investment Operations	3.26	(0.25)	1.63	0.79	5.27
Less Distributions:
Distributions from Net Realized Gain	(0.17)	—	—	—	—
Net Asset Value per Share, End of Year	$22.26	$19.17	$19.42	$17.79	$17.00
Total Return	17.16%	(1.29)%	9.16%	4.65%	44.93%
Ratios/Supplemental Data:
Net Assets, End of Year (in thousands)	$2,068,728	$2,716,604	$3,041,961	$2,519,200	$1,946,180
Ratio of Expenses to Average Net Assets	0.92%	0.89%	0.90%	0.86%	0.89%
Ratio of Net Investment Income (Loss) to Average Net Assets	0.09%	(0.44)%	(0.59)%	(0.55)%	(0.56)%
Portfolio Turnover Rate	32.44%	38.65%	16.32%	14.41%	22.16%

(1)  Computed using average shares outstanding throughout the period.

See accompanying notes to financial statements.

TCW Select Equities Fund

Financial Highlights — N Class

	Year Ended October 31,
	2007	2006	2005	2004	2003
Net Asset Value per Share, Beginning of Year	$18.71	$19.00	$17.46	$16.75	$11.59
Income (Loss) from Investment Operations:
Net Investment (Loss) (1)	(0.04)	(0.14)	(0.16)	(0.15)	(0.13)
Net Realized and Unrealized Gain (Loss) on Investments	3.16	(0.15)	1.70	0.86	5.29
Total from Investment Operations	3.12	(0.29)	1.54	0.71	5.16
Less Distributions:
Distributions from Net Realized Gain	(0.17)	—	—	—	—
Net Asset Value per Share, End of Year	$21.66	$18.71	$19.00	$17.46	$16.75
Total Return	16.83%	(1.53)%	8.82%	4.24%	44.52%
Ratios/Supplemental Data:
Net Assets, End of Year (in thousands)	$647,402	$975,971	$1,168,507	$1,215,148	$754,060
Ratio of Expenses to Average Net Assets	1.19%	1.17%	1.21%	1.20%	1.25%
Ratio of Net Investment (Loss) to Average Net Assets	(0.19)%	(0.71)%	(0.90)%	(0.89)%	(0.93)%
Portfolio Turnover Rate	32.44%	38.65%	16.32%	14.41%	22.16%

(1)  Computed using average shares outstanding throughout the period.

See accompanying notes to financial statements.

TCW Select Equities Fund

Financial Highlights — K Class

	Year Ended October 31,
	2007	2006	2005	2004	2003
Net Asset Value per Share, Beginning of Year	$18.83	$19.23	$17.76	$17.01	$11.73
Income (Loss) from Investment Operations:
Net Investment (Loss) (1)	(0.14)	(0.24)	(0.27)	(0.24)	(0.05)
Net Realized and Unrealized Gain (Loss) on Investments	3.18	(0.16)	1.74	0.99	5.33
Total from Investment Operations	3.04	(0.40)	1.47	0.75	5.28
Less Distributions:
Distributions from Net Realized Gain	(0.17)	—	—	—	—
Net Asset Value per Share, End of Year	$21.70	$18.83	$19.23	$17.76	$17.01
Total Return	16.29%	(2.08)%	8.28%	4.41%	45.01%
Ratios/Supplemental Data:
Net Assets, End of Year (in thousands)	$1,283	$1,793	$1,199	$54	$— (2)
Ratio of Expenses to Average Net Assets:
Before Expense Reimbursement	3.06%	2.98%	4.70%	602.14%	11,965.87%
After Expense Reimbursement	1.67%	1.71%	1.75%	1.82%	1.62%
Ratio of Net Investment (Loss) to Average Net Assets	(0.69)%	(1.27)%	(1.45)%	(1.35)%	(0.38)%
Portfolio Turnover Rate	32.44%	38.65%	16.32%	14.41%	22.16%

(1)  Computed using average shares outstanding throughout the period.

(2)  Amounts round to less than $1 (in thousands).

See accompanying notes to financial statements.

TCW Small Cap Growth Fund

Financial Highlights — I Class

	Year Ended October 31,
	2007	2006	2005	2004	2003
Net Asset Value per Share, Beginning of Year	$19.88	$16.56	$14.71	$14.74	$10.23
Income (Loss) from Investment Operations:
Net Investment (Loss) (1)	(0.15)	(0.13)	(0.17)	(0.10)	(0.13)
Net Realized and Unrealized Gain (Loss) on Investments	6.57	3.45	2.02	0.07	4.64
Total from Investment Operations	6.42	3.32	1.85	(0.03)	4.51
Net Asset Value per Share, End of Year	$26.30	$19.88	$16.56	$14.71	$14.74
Total Return	32.29%	19.98%	12.64%	(0.20)%	44.08%
Ratios/Supplemental Data:
Net Assets, End of Year (in thousands)	$46,914	$27,454	$26,881	$60,251	$97,783
Ratio of Expenses to Average Net Assets	1.29%	1.40%	1.40%	1.20%	1.26%
Ratio of Net Investment (Loss) to Average Net Assets	(0.66)%	(0.68)%	(1.10)%	(0.67)%	(1.13)%
Portfolio Turnover Rate	92.14%	96.93%	76.33%	42.56%	84.70%

(1)  Computed using average shares outstanding throughout the period.

See accompanying notes to financial statements.

TCW Small Cap Growth Fund

Financial Highlights — N Class

	Year Ended October 31,
	2007	2006	2005	2004	2003
Net Asset Value per Share, Beginning of Year	$19.40	$16.22	$14.44	$14.53	$10.13
Income (Loss) from Investment Operations:
Net Investment (Loss) (1)	(0.22)	(0.17)	(0.22)	(0.15)	(0.18)
Net Realized and Unrealized Gain (Loss) on Investments	6.40	3.35	2.00	0.06	4.58
Total from Investment Operations	6.18	3.18	1.78	(0.09)	4.40
Net Asset Value per Share, End of Year	$25.58	$19.40	$16.22	$14.44	$14.53
Total Return	31.86%	19.61%	12.33%	(0.62)%	43.43%
Ratios/Supplemental Data:
Net Assets, End of Year (in thousands)	$25,864	$29,310	$31,617	$79,219	$81,834
Ratio of Expenses to Average Net Assets:
Before Expense Reimbursement	1.69%	1.66%	1.75%	1.60%	1.68%
After Expense Reimbursement	1.65%	N/A	N/A	N/A	N/A
Ratio of Net Investment (Loss) to Average Net Assets	(1.04)%	(0.92)%	(1.44)%	(1.00)%	(1.55)%
Portfolio Turnover Rate	92.14%	96.93%	76.33%	42.56%	84.70%

(1)  Computed using average shares outstanding throughout the period.

See accompanying notes to financial statements.

TCW Spectrum Fund

Financial Highlights — I Class

	Year Ended October 31,		November 1, 2004 (Commencement of Operations) through
	2007	2006	October 31, 2005
Net Asset Value per Share, Beginning of Period	$12.64	$11.12	$10.00
Income from Investment Operations:
Net Investment Income (1)	0.08	0.05	0.01
Net Realized and Unrealized Gain on Investments	1.67	1.52	1.14
Total from Investment Operations	1.75	1.57	1.15
Less Distributions:
Distributions from Net Investment Income	(0.05)	(0.01)	(0.03)
Distributions from Net Realized Gain	(0.36)	(0.04)	—
Total Distributions	(0.41)	(0.05)	(0.03)
Net Asset Value per Share, End of Period	$13.98	$12.64	$11.12
Total Return	14.24%	14.22%	11.47%
Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$25,872	$15,683	$5,444
Ratio of Expenses to Average Net Assets:
Before Expense Reimbursement	0.96%	1.16%	1.94%
After Expense Reimbursement	N/A	N/A	1.45%
Ratio of Net Investment Income to Average Net Assets	0.62%	0.42%	0.05%
Portfolio Turnover Rate	41.67%	41.96%	29.68%

(1)  Computed using average shares outstanding throughout the period.

See accompanying notes to financial statements.

TCW Spectrum Fund

Financial Highlights — N Class

	Year Ended October 31,			November 1, 2004 (Commencement of Operations) through
	2007		2006	October 31, 2005
Net Asset Value per Share, Beginning of Period	$12.61		$11.12	$10.00
Income from Investment Operations:
Net Investment Income (1)	0.03		0.02	0.01
Net Realized and Unrealized Gain on Investments	1.68		1.52	1.14
Total from Investment Operations	1.71		1.54	1.15
Less Distributions:
Distributions from Net Investment Income	(0.01)		(0.01)	(0.03)
Distributions from Net Realized Gain	(0.36)		(0.04)	—
Total Distributions	(0.37)		(0.05)	(0.03)
Net Asset Value per Share, End of Period	$13.95		$12.61	$11.12
Total Return	13.84%		13.93%	11.47%
Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$6,548		$4,131	$5,444
Ratio of Expenses to Average Net Assets:
Before Expense Reimbursement	1.31%		1.46%	2.19%
After Expense Reimbursement	1.31	% (2)	1.43%	1.45%
Ratio of Net Investment Income to Average Net Assets	0.26%		0.21%	0.05%
Portfolio Turnover Rate	41.67%		41.96%	29.68%

(1)  Computed using average shares outstanding throughout the period.

(2)  Effect of waiver is less than 0.01%.

See accompanying notes to financial statements.

TCW Value Added Fund

Financial Highlights — I Class

	Year Ended October 31,
	2007	2006	2005	2004	2003
Net Asset Value per Share, Beginning of Year	$14.41	$12.73	$13.59	$13.80	$8.43
Income (Loss) from Investment Operations:
Net Investment (Loss) (1)	(0.09)	(0.10)	(0.09)	(0.13)	(0.12)
Net Realized and Unrealized Gain (Loss) on Investments	0.33	2.74	0.69	0.04	5.49
Total from Investment Operations	0.24	2.64	0.60	(0.09)	5.37
Less Distributions:
Distributions from Net Realized Gain	(1.98)	(0.96)	(1.46)	(0.12)	—
Net Asset Value per Share, End of Year	$12.67	$14.41	$12.73	$13.59	$13.80
Total Return	1.46%	21.73%	3.60%	(0.64)%	63.70%
Ratios/Supplemental Data:
Net Assets, End of Year (in thousands)	$22,100	$30,271	$28,478	$35,609	$34,924
Ratio of Expenses to Average Net Assets:
Before Expense Reimbursement	1.89%	1.73%	1.72%	1.50%	1.64%
After Expense Reimbursement	1.53%	1.57%	1.62%	N/A	1.61%
Ratio of Net Investment (Loss) to Average Net Assets	(0.63)%	(0.74)%	(0.68)%	(0.91)%	(1.16)%
Portfolio Turnover Rate	69.24%	74.91%	62.76%	71.97%	67.67%

(1)  Computed using average shares outstanding throughout the period.

See accompanying notes to financial statements.

TCW Value Added Fund

Financial Highlights — N Class

	Year Ended October 31,
	2007	2006	2005	2004	2003
Net Asset Value per Share, Beginning of Year	$17.17	$14.33	$13.71	$13.80	$8.43
Income (Loss) from Investment Operations:
Net Investment (Loss) (1)	(0.14)	(0.12)	—	(0.11)	(0.14)
Net Realized and Unrealized Gain (Loss) on Investments	0.42	2.96	0.62	0.02	5.51
Total from Investment Operations	0.28	2.84	0.62	(0.09)	5.37
Less Distributions:
Distributions from Net Realized Gain	(1.98)	—	—	—	—
Net Asset Value per Share, End of Year	$15.47	$17.17	$14.33	$13.71	$13.80
Total Return	1.46%	19.82%	4.45%	(0.65)%	63.70%
Ratios/Supplemental Data:
Net Assets, End of Year (in thousands)	$38	$1	$— (2)	$— (2)	$— (2)
Ratio of Expenses to Average Net Assets:
Before Expense Reimbursement	16.74%	4,180.98%	7,697.12%	6,789.72%	11,978.69%
After Expense Reimbursement	1.52%	1.56%	1.62%	1.67%	1.64%
Ratio of Net Investment (Loss) to Average Net Assets	(0.85)%	(0.73)%	—%	(0.76)%	(1.34)%
Portfolio Turnover Rate	69.24%	74.91%	62.76%	71.97%	67.67%

(1)  Computed using average shares outstanding throughout the period.

(2)  Amounts round to less than $1 (in thousands).

See accompanying notes to financial statements.

TCW Value Added Fund

Financial Highlights — K Class

	Year Ended October 31,				November 1, 2002 (Commencement of Offering of K Class Shares)
					through
	2007	2006	2005	2004	October 31, 2003
Net Asset Value per Share, Beginning of Period	$16.94	$14.33	$13.71	$13.80	$8.43
Income (Loss) from Investment Operations:
Net Investment (Loss) (1)	(0.06)	(0.61)	—	(0.12)	(0.12)
Net Realized and Unrealized Gain on Investments	0.35	3.22	0.62	0.03	5.49
Total from Investment Operations	0.29	2.61	0.62	(0.09)	5.37
Net Asset Value per Share, End of Period	$17.23	$16.94	$14.33	$13.71	$13.80
Total Return	1.83%	18.07%	4.52%	(0.65)%	63.70%
Ratios/Supplemental Data:
Net Assets, End of Period (in thousands) (2)	$—	$—	$—	$—	$—
Ratio of Expenses to Average Net Assets:
Before Expense Reimbursement	4,910.46%	5,363.32%	4,166.09%	1,816.03%	2.59%
After Expense Reimbursement	1.78%	1.81%	1.87%	1.67%	1.64%
Ratio of Net Investment (Loss) to Average Net Assets	(0.33)%	(3.77)%	—%	(0.80)%	(1.19)%
Portfolio Turnover Rate	69.24%	74.91%	62.76%	71.97%	67.67%

(1)  Computed using average shares outstanding throughout the period.

(2)  Amounts round to less than $1 (in thousands).

See accompanying notes to financial statements.

TCW Value Opportunities Fund

Financial Highlights — I Class

	Year Ended October 31,
	2007	2006	2005	2004	2003
Net Asset Value per Share, Beginning of Year	$24.27	$22.15	$20.81	$19.27	$13.05
Income (Loss) from Investment Operations:
Net Investment Income (Loss) (1)	0.05	0.08	0.01	(0.03)	(0.04)
Net Realized and Unrealized Gain (Loss) on Investments	1.96	3.77	1.63	1.57	6.26
Total from Investment Operations	2.01	3.85	1.64	1.54	6.22
Less Distributions:
Distributions from Net Investment Income	(0.08)	(0.04)	—	—	—
Distributions from Net Realized Gain	(2.15)	(1.69)	(0.30)	—	—
Total Distributions	(2.23)	(1.73)	(0.30)	—	—
Net Asset Value per Share, End of Year	$24.05	$24.27	$22.15	$20.81	$19.27
Total Return	8.86%	18.16%	7.88%	7.99%	47.66%
Ratios/Supplemental Data:
Net Assets, End of Year (in thousands)	$528,435	$800,060	$896,154	$842,560	$546,620
Ratio of Expenses to Average Net Assets	0.96%	0.95%	0.92%	0.93%	0.98%
Ratio of Net Investment Income (Loss) to Average Net Assets	0.19%	0.36%	(0.06)%	(0.14)%	(0.24)%
Portfolio Turnover Rate	38.16%	73.48%	59.48%	46.33%	53.78%

(1)  Computed using average shares outstanding throughout the period.

See accompanying notes to financial statements.

TCW Value Opportunities Fund

Financial Highlights — N Class

	Year Ended October 31,
	2007	2006	2005	2004	2003
Net Asset Value per Share, Beginning of Year	$23.85	$21.81	$20.56	$19.11	$12.99
Income (Loss) from Investment Operations:
Net Investment Income (Loss) (1)	(0.02)	0.02	(0.07)	(0.10)	(0.09)
Net Realized and Unrealized Gain (Loss) on Investments	1.93	3.71	1.62	1.55	6.21
Total from Investment Operations	1.91	3.73	1.55	1.45	6.12
Less Distributions:
Distributions from Net Investment Income	(0.01)	—	—	—	—
Distributions from Net Realized Gain	(2.15)	(1.69)	(0.30)	—	—
Total Distributions	(2.16)	(1.69)	(0.30)	—	—
Net Asset Value per Share, End of Year	$23.60	$23.85	$21.81	$20.56	$19.11
Total Return	8.56%	17.85%	7.53%	7.59%	47.11%
Ratios/Supplemental Data:
Net Assets, End of Year (in thousands)	$170,918	$191,179	$222,342	$313,913	$137,795
Ratio of Expenses to Average Net Assets	1.25%	1.22%	1.27%	1.25%	1.33%
Ratio of Net Investment Income (Loss) to Average Net Assets	(0.08)%	0.08%	(0.32)%	(0.47)%	(0.58)%
Portfolio Turnover Rate	38.16%	73.48%	59.48%	46.33%	53.78%

(1)  Computed using average shares outstanding throughout the period.

See accompanying notes to financial statements.

TCW Value Opportunities Fund

Financial Highlights — K Class

	Year Ended October 31,				November 1, 2002 (Commencement of Offering of K Class Shares)
					through
	2007	2006	2005	2004	October 31, 2003
Net Asset Value per Share, Beginning of Period	$23.90	$21.96	$20.79	$19.27	$13.05
Income (Loss) from Investment Operations:
Net Investment (Loss) (1)	(0.12)	(0.09)	(0.13)	(0.17)	(0.02)
Net Realized and Unrealized Gain on Investments	1.92	3.72	1.60	1.69	6.24
Total from Investment Operations	1.80	3.63	1.47	1.52	6.22
Less Distributions:
Distributions from Net Realized Gain	(2.15)	(1.69)	(0.30)	—	—
Net Asset Value per Share, End of Period	$23.55	$23.90	$21.96	$20.79	$19.27
Total Return	8.09%	17.30%	7.01%	7.89%	47.66%
Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$7,894	$8,001	$2,671	$470	$— (2)
Ratio of Expenses to Average Net Assets:
Before Expense Reimbursement	1.96%	1.97%	3.29%	27.33%	2.05%
After Expense Reimbursement	1.69%	1.71%	1.75%	1.79%	1.54%
Ratio of Net Investment (Loss) to Average Net Assets	(0.51)%	(0.41)%	(0.60)%	(0.85)%	(0.14)%
Portfolio Turnover Rate	38.16%	73.48%	59.48%	46.33%	53.78%

(1)  Computed using average shares outstanding throughout the period.

(2)  Amount rounds to less than $1 (in thousands).

See accompanying notes to financial statements.

TCW Conservative LifePlan Fund

Financial Highlights — I Class

	November 16, 2006 (Commencement of Operations) through October 31, 2007
Net Asset Value per Share, Beginning of Period	$10.00
Income from Investment Operations:
Net Investment Income (1)	0.21
Net Realized and Unrealized Gain on Investments	0.50
Total from Investment Operations	0.71
Less Distributions:
Distributions from Net Investment Income	(0.10)
Net Asset Value per Share, End of Period	$10.61
Total Return	7.13	% (2)
Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$352
Ratio of Expenses to Average Net Assets: (3)
Before Expense Reimbursement	15.11	% (4)
After Expense Reimbursement	1.06	% (4)
Ratio of Net Investment Income to Average Net Assets	2.10	% (4)
Portfolio Turnover Rate	59.06	% (2)

(1)  Computed using average shares outstanding throughout the period.

(2)  For the period from November 16, 2006 (Commencement of Operations) through October 31, 2007 and is not indicative of a full year's operating results.

(3)  Does not include expenses of the underlying affiliated investment companies.

(4)  Annualized.

See accompanying notes to financial statements.

TCW Conservative LifePlan Fund

Financial Highlights — N Class

	November 16, 2006 (Commencement of Operations) through October 31, 2007
Net Asset Value per Share, Beginning of Period	$10.00
Income from Investment Operations:
Net Investment Income (1)	0.21
Net Realized and Unrealized Gain on Investments	0.49
Total from Investment Operations	0.70
Less Distributions:
Distributions from Net Investment Income	(0.10)
Net Asset Value per Share, End of Period	$10.60
Total Return	7.03	% (2)
Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$107
Ratio of Expenses to Average Net Assets: (3)
Before Expense Reimbursement	24.57	% (4)
After Expense Reimbursement	1.06	% (4)
Ratio of Net Investment Income to Average Net Assets	2.10	% (4)
Portfolio Turnover Rate	59.06	% (2)

(1)  Computed using average shares outstanding throughout the period.

(2)  For the period from November 16, 2006 (Commencement of Operations) through October 31, 2007 and is not indicative of a full year's operating results.

(3)  Does not include expenses of the underlying affiliated investment companies.

(4)  Annualized.

See accompanying notes to financial statements.

TCW Moderate LifePlan Fund

Financial Highlights — I Class

	November 16, 2006 (Commencement of Operations) through October 31, 2007
Net Asset Value per Share, Beginning of Period	$10.00
Income from Investment Operations:
Net Investment Income (1)	0.07
Net Realized and Unrealized Gain on Investments	1.14
Total from Investment Operations	1.21
Less Distributions:
Distributions from Net Investment Income	(0.08)
Net Asset Value per Share, End of Period	$11.13
Total Return	12.32	% (2)
Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$910
Ratio of Expenses to Average Net Assets: (3)
Before Expense Reimbursement	4.53	% (4)
After Expense Reimbursement	1.07	% (4)
Ratio of Net Investment Income to Average Net Assets	0.71	% (4)
Portfolio Turnover Rate	185.73	% (2)

(1)  Computed using average shares outstanding throughout the period.

(2)  For the period November 16, 2006 (Commencement of Operations) through October 31, 2007 and is not indicative of full year's operating results.

(3)  Does not include expenses of the underlying affiliated investment companies.

(4)  Annualized.

See accompanying notes to financial statements.

TCW Moderate LifePlan Fund

Financial Highlights — N Class

	November 16, 2006 (Commencement of Operations) through October 31, 2007
Net Asset Value per Share, Beginning of Period	$10.00
Income from Investment Operations:
Net Investment Income (1)	0.10
Net Realized and Unrealized Gain on Investments	1.12
Total from Investment Operations	1.22
Less Distributions:
Distributions from Net Investment Income	(0.08)
Net Asset Value per Share, End of Period	$11.14
Total Return	12.32	% (2)
Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$112
Ratio of Expenses to Average Net Assets: (3)
Before Expense Reimbursement	17.93	% (4)
After Expense Reimbursement	1.07	% (4)
Ratio of Net Investment Income to Average Net Assets	0.98	% (4)
Portfolio Turnover Rate	185.73	% (2)

(1)  Computed using average shares outstanding throughout the period.

(2)  For the period November 16, 2006 (Commencement of Operations) through October 31, 2007 and is not indicative of full year's operating results.

(3)  Does not include expenses of the underlying affiliated investment companies.

(4)  Annualized.

See accompanying notes to financial statements.

TCW Aggressive LifePlan Fund

Financial Highlights — I Class

	November 16, 2006 (Commencement of Operations) through October 31, 2007
Net Asset Value per Share, Beginning of Period	$10.00
Income (Loss) from Investment Operations:
Net Investment (Loss) (1)	(0.02)
Net Realized and Unrealized Gain on Investments	1.28
Total from Investment Operations	1.26
Less Distributions:
Distributions from Net Investment Income	(0.05)
Net Asset Value per Share, End of Period	$11.21
Total Return	12.86	% (2)
Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$117
Ratio of Expenses to Average Net Assets: (3)
Before Expense Reimbursement	30.29	% (4)
After Expense Reimbursement	1.17	% (4)
Ratio of Net Investment (Loss) to Average Net Assets	(0.19	)% (4)
Portfolio Turnover Rate	19.06	% (2)

(1)  Computed using average shares outstanding throughout the period.

(2)  For the period November 16, 2006 (Commencement of Operations) through October 31, 2007 and is not indicative of a full year's operating results.

(3)  Does not include expenses of the underlying affiliated investment companies.

(4)  Annualized.

See accompanying notes to financial statements.

TCW Aggressive LifePlan Fund

Financial Highlights — N Class

	November 16, 2006 (Commencement of Operations) through October 31, 2007
Net Asset Value per Share, Beginning of Period	$10.00
Income (Loss) from Investment Operations:
Net Investment (Loss) (1)	(0.02)
Net Realized and Unrealized Gain on Investments	1.28
Total from Investment Operations	1.26
Less Distributions:
Distributions from Net Investment Income	(0.05)
Net Asset Value per Share, End of Period	$11.21
Total Return	12.66	% (2)
Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$113
Ratio of Expenses to Average Net Assets: (3)
Before Expense Reimbursement	32.92	% (4)
After Expense Reimbursement	1.17	% (4)
Ratio of Net Investment (Loss) to Average Net Assets	(0.19	)% (4)
Portfolio Turnover Rate	19.06	% (2)

(1)  Computer using average shares outstanding throughout the period.

(2)  For the period November 16, 2006 (Commencement of Operations) through October 31, 2007 and is not indicative of a full year's operating results.

(3)  Does not include expenses of the underlying affiliated investment companies.

(4)  Annualized.

See accompanying notes to financial statements.

TCW Global Aggressive LifePlan Fund

Financial Highlights — I Class

	November 16, 2006 (Commencement of Operations) through October 31, 2007
Net Asset Value per Share, Beginning of Period	$10.00
Income (Loss) from Investment Operations:
Net Investment (Loss) (1)	(0.02)
Net Realized and Unrealized Gain on Investments	1.03
Total from Investment Operations	1.01
Less Distributions:
Distributions from Net Investment Income	(0.05)
Net Asset Value per Share, End of Period	$10.96
Total Return	10.23	% (2)
Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$1,337
Ratio of Expenses to Average Net Assets: (3)
Before Expense Reimbursement	6.57	% (4)
After Expense Reimbursement	1.35	% (4)
Ratio of Net Investment (Loss) to Average Net Assets	(0.19	)% (4)
Portfolio Turnover Rate	7.44	% (2)

(1)  Computed using average shares outstanding throughout the period.

(2)  For the period November 16, 2006 (Commencement of Operations) through October 31, 2007 and is not indicative of a full year's operating results.

(3)  Does not include expenses of the underlying affiliated investment companies.

(4)  Annualized.

See accompanying notes to financial statements.

TCW Global Aggressive LifePlan Fund

Financial Highlights — N Class

	November 16, 2006 (Commencement of Operations) through October 31, 2007
Net Asset Value per Share, Beginning of Period	$10.00
Income from Investment Operations:
Net Investment Income (1)	0.01
Net Realized and Unrealized Gain on Investments	1.00
Total from Investment Operations	1.01
Less Distributions:
Distributions from Net Investment Income	(0.05)
Net Asset Value per Share, End of Period	$10.96
Total Return	10.13	% (2)
Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$110
Ratio of Expenses to Average Net Assets: (3)
Before Expense Reimbursement	19.55	% (4)
After Expense Reimbursement	1.30	% (4)
Ratio of Net Investment Income to Average Net Assets	0.05	% (4)
Portfolio Turnover Rate	7.44	% (2)

(1)  Computed using average shares outstanding throughout the period.

(2)  For the period November 16, 2006 (Commencement of Operations) through October 31, 2007 and is not indicative of a full year's operating results.

(3)  Does not include expenses of the underlying affiliated investment companies.

(4)  Annualized.

See accompanying notes to financial statements.

US EQUITIES

TCW Funds, Inc.

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of
Directors of the TCW Funds, Inc.:

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of TCW Balanced Fund, TCW Diversified Value Fund, TCW Dividend Focused Fund, TCW Equities Fund, TCW Focused Equities Fund, TCW Growth Equities Fund, TCW Growth Insights Fund, TCW Spectrum Fund (formerly TCW Large Cap Core Fund), TCW Large Cap Growth Fund (formerly TCW Large Cap Flexible Growth Fund), TCW Relative Value Small Cap Fund (formerly TCW Opportunity Fund), TCW Select Equities Fund, TCW Small Cap Growth Fund, TCW Value Added Fund, TCW Value Opportunities Fund, TCW Conservative LifePlan Fund, TCW Moderate LifePlan Fund, TCW Aggressive LifePlan Fund, and TCW Global Aggressive LifePlan Fund (the "TCW U.S. Equities Funds") (eighteen of twenty-seven funds comprising the TCW Funds, Inc.) as of October 31, 2007, and the related statements of operations for the period then ended, the statements of changes in net assets for each of the periods ended October 31, 2007 and October 31, 2006, and the financial highlights for each of the respective periods in the periods ended October 31, 2007. These financial statements and financial highlights are the responsibility of the TCW U.S. Equities Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The TCW U.S. Equities Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the TCW U.S. Equities Funds' internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of October 31, 2007, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective TCW U.S. Equities Funds as of October 31, 2007, the results of their operations, the changes in their net assets, and the financial highlights for the respective stated periods in conformity with accounting principles generally accepted in the United States of America.

December 21, 2007
Los Angeles, California

US EQUITIES

TCW Funds, Inc.

Shareholder Expenses (Unaudited)	October 31, 2007

As a shareholder of a TCW fund, you incur ongoing operational costs of a fund, including management fees and other fund expenses. The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in a fund and to compare these costs with the ongoing costs of investing in other funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from May 1, 2007 to October 31, 2007 (unless indicated otherwise in the table below).

Actual Expenses The first line under each fund in the table below provides information about the actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for your fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes The second line under each fund in the table below provides information about the hypothetical expenses based on each fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund's actual return. The hypothetical account value and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

TCW Funds, Inc.	Beginning Account Value May 1, 2007	Ending Account Value October 31, 2007	Annualized Expense Ratio	Expenses Paid During Period (May 1, 2007 to October 31, 2007)
TCW Balanced Fund
I Class Shares
Actual	$1,000.00	$988.20	1.16%	$5.81
Hypothetical (5% return before expenses)	1,000.00	1,019.36	1.16%	5.90
N Class Shares
Actual	$1,000.00	$988.90	1.16%	$5.82
Hypothetical (5% return before expenses)	1,000.00	1,019.36	1.16%	5.90
TCW Diversified Value Fund
I Class Shares
Actual	$1,000.00	$974.10	1.03%	$5.13
Hypothetical (5% return before expenses)	1,000.00	1,020.01	1.03%	5.24
N Class Shares
Actual	$1,000.00	$972.80	1.22%	$6.07
Hypothetical (5% return before expenses)	1,000.00	1,019.06	1.22%	6.21
TCW Dividend Focused Fund
I Class Shares
Actual	$1,000.00	$1,017.70	0.86%	$4.37
Hypothetical (5% return before expenses)	1,000.00	1,020.87	0.86%	4.38
N Class Shares
Actual	$1,000.00	$1,016.20	1.17%	$5.95
Hypothetical (5% return before expenses)	1,000.00	1,019.31	1.17%	5.96
K Class Shares
Actual	$1,000.00	$1,017.80	1.59%	$8.09
Hypothetical (5% return before expenses)	1,000.00	1,017.19	1.59%	8.08

US EQUITIES

TCW Funds, Inc.

Shareholder Expenses (Unaudited) (Continued)

TCW Funds, Inc.	Beginning Account Value May 1, 2007	Ending Account Value October 31, 2007	Annualized Expense Ratio	Expenses Paid During Period (May 1, 2007 to October 31, 2007)
TCW Equities Fund
I Class Shares
Actual	$1,000.00	$1,019.20	0.75%	$3.82
Hypothetical (5% return before expenses)	1,000.00	1,021.42	0.75%	3.82
N Class Shares
Actual	$1,000.00	$1,016.30	1.33%	$6.76
Hypothetical (5% return before expenses)	1,000.00	1,018.50	1.33%	6.77
K Class Shares
Actual	$1,000.00	$1,020.20	1.58%	$8.05
Hypothetical (5% return before expenses)	1,000.00	1,017.24	1.58%	8.03
TCW Focused Equities Fund
I Class Shares
Actual	$1,000.00	$1,024.10	1.16%	$5.92
Hypothetical (5% return before expenses)	1,000.00	1,019.36	1.16%	5.90
N Class Shares
Actual	$1,000.00	$1,022.80	1.29%	$6.58
Hypothetical (5% return before expenses)	1,000.00	1,018.70	1.29%	6.56
TCW Growth Equities Fund
I Class Shares
Actual	$1,000.00	$1,330.60	1.36%	$7.99
Hypothetical (5% return before expenses)	1,000.00	1,018.35	1.36%	6.92
N Class Shares
Actual	$1,000.00	$1,329.90	1.52%	$8.93
Hypothetical (5% return before expenses)	1,000.00	1,017.54	1.52%	7.73
TCW Growth Insights Fund
N Class Shares
Actual	$1,000.00	$1,183.00	1.74%	$9.57
Hypothetical (5% return before expenses)	1,000.00	1,015.48	1.74%	8.84
TCW Large Cap Growth Fund
I Class Shares
Actual	$1,000.00	$1,104.90	1.30%	$6.90
Hypothetical (5% return before expenses)	1,000.00	1,018.65	1.30%	6.61
N Class Shares
Actual	$1,000.00	$1,104.10	1.42%	$7.53
Hypothetical (5% return before expenses)	1,000.00	1,018.05	1.42%	7.22
TCW Relative Value Small Cap Fund
I Class Shares
Actual	$1,000.00	$1,008.40	1.17%	$5.92
Hypothetical (5% return before expenses)	1,000.00	1,019.31	1.17%	5.96
N Class Shares
Actual	$1,000.00	$1,006.60	1.48%	$7.49
Hypothetical (5% return before expenses)	1,000.00	1,017.74	1.48%	7.53

US EQUITIES

TCW Funds, Inc.

October 31, 2007

TCW Funds, Inc.	Beginning Account Value May 1, 2007	Ending Account Value October 31, 2007	Annualized Expense Ratio	Expenses Paid During Period (May 1, 2007 to October 31, 2007)
K Class Shares
Actual	$1,000.00	$1,004.60	1.72%	$8.69
Hypothetical (5% return before expenses)	1,000.00	1,016.53	1.72%	8.74
TCW Select Equities Fund
I Class Shares
Actual	$1,000.00	$1,104.70	0.94%	$4.99
Hypothetical (5% return before expenses)	1,000.00	1,020.47	0.94%	4.79
N Class Shares
Actual	$1,000.00	$1,103.40	1.17%	$6.20
Hypothetical (5% return before expenses)	1,000.00	1,019.31	1.17%	5.96
K Class Shares
Actual	$1,000.00	$1,101.00	1.64%	$8.68
Hypothetical (5% return before expenses)	1,000.00	1,016.94	1.64%	8.34
TCW Small Cap Growth Fund
I Class Shares
Actual	$1,000.00	$1,240.00	1.27%	$7.17
Hypothetical (5% return before expenses)	1,000.00	1,018.80	1.27%	6.46
N Class Shares
Actual	$1,000.00	$1,237.50	1.64%	$9.25
Hypothetical (5% return before expenses)	1,000.00	1,016.94	1.64%	8.34
TCW Spectrum Fund
I Class Shares
Actual	$1,000.00	$1,034.80	0.91%	$4.67
Hypothetical (5% return before expenses)	1,000.00	1,020.62	0.91%	4.63
N Class Shares
Actual	$1,000.00	$1,033.30	1.26%	$6.46
Hypothetical (5% return before expenses)	1,000.00	1,018.85	1.26%	6.41
TCW Value Added Fund
I Class Shares
Actual	$1,000.00	$928.90	1.51%	$7.34
Hypothetical (5% return before expenses)	1,000.00	1,017.59	1.51%	7.68
N Class Shares
Actual	$1,000.00	$929.10	1.51%	$7.34
Hypothetical (5% return before expenses)	1,000.00	1,017.59	1.51%	7.68
K Class Shares
Actual	$1,000.00	$953.00	1.78%	$8.76
Hypothetical (5% return before expenses)	1,000.00	1,016.23	1.78%	9.05
TCW Value Opportunities Fund
I Class Shares
Actual	$1,000.00	$989.30	0.98%	$4.91
Hypothetical (5% return before expenses)	1,000.00	1,020.27	0.98%	4.99

US EQUITIES

TCW Funds, Inc.

Shareholder Expenses (Unaudited) (Continued)

TCW Funds, Inc.	Beginning Account Value May 1, 2007	Ending Account Value October 31, 2007	Annualized Expense Ratio	Expenses Paid During Period (May 1, 2007 to October 31, 2007)
N Class Shares
Actual	$1,000.00	$987.90	1.27%	$6.36
Hypothetical (5% return before expenses)	1,000.00	1,018.80	1.27%	6.46
K Class Shares
Actual	$1,000.00	$985.80	1.67%	$8.36
Hypothetical (5% return before expenses)	1,000.00	1,016.79	1.67%	8.49
TCW Conservative LifePlan Fund
I Class Shares
Actual	$1,000.00	$1,032.10	1.05%	$5.38
Hypothetical (5% return before expenses)	1,000.00	1,019.91	1.05%	5.35
N Class Shares
Actual	$1,000.00	$1,031.10	1.05%	$5.38
Hypothetical (5% return before expenses)	1,000.00	1,019.91	1.05%	5.35
TCW Moderate LifePlan Fund
I Class Shares
Actual	$1,000.00	$1,072.20	1.07%	$5.59
Hypothetical (5% return before expenses)	1,000.00	1,019.81	1.07%	5.45
N Class Shares
Actual	$1,000.00	$1,071.20	1.07%	$5.59
Hypothetical (5% return before expenses)	1,000.00	1,019.81	1.07%	5.45
TCW Aggressive LifePlan Fund
I Class Shares
Actual	$1,000.00	$1,071.60	1.17%	$6.11
Hypothetical (5% return before expenses)	1,000.00	1,019.31	1.17%	5.96
N Class Shares
Actual	$1,000.00	$1,069.70	1.17%	$6.10
Hypothetical (5% return before expenses)	1,000.00	1,019.31	1.17%	5.96
TCW Global Aggressive LifePlan Fund
I Class Shares
Actual	$1,000.00	$1,046.80	1.35%	$6.96
Hypothetical (5% return before expenses)	1,000.00	1,018.40	1.35%	6.87
N Class Shares
Actual	$1,000.00	$1,045.80	1.35%	$6.96
Hypothetical (5% return before expenses)	1,000.00	1,018.40	1.35%	6.87

(1)  Does not include expenses of the underlying affiliated investments.

US EQUITIES

TCW Funds, Inc.

Proxy Voting Guidelines

The policies and procedures that the Company uses to determine how to vote proxies are available without charge. The Board of Directors of the Company has delegated the Company's proxy voting authority to the Advisor.

Disclosure of Proxy Voting Guidelines

The proxy voting guidelines of the Advisor are available:

1.  By calling 800-FUND-TCW (800-386-3829) to obtain a hard copy; or

2.  By going to the SEC website at http://www.sec.gov.

When the Company receives a request for a description of the Advisor's proxy voting guidelines, it will deliver the description that is disclosed in the Company's Statement of Additional Information. This information will be sent out via first class mail (or other means designed to ensure equally prompt delivery) within three business days of receiving the request.

The Advisor, on behalf of the Company, shall prepare and file Form N-PX with the SEC not later than August 31 of each year, which shall include the Company's proxy voting record for the most recent twelve-month period ended June 30 of that year. The Company's proxy voting record for the most recent twelve-month period ended June 30 is available:

1.  By calling 800-FUND-TCW (800-386-3829) to obtain a hard copy; or

2.  By going to the SEC website at http://www.sec.gov.

When the Company receives a request for the Company's proxy voting record, it will send the information disclosed in the Company's most recently filed report on Form N-PX via first class mail (or other means designed to ensure equally prompt delivery) within three business days of receiving the request.

The Company also discloses its proxy voting record on its website as soon as is reasonably practicable after its report on Form N-PX is filed with the SEC.

Availability of Quarterly Portfolio Schedule

The Company files a complete schedule of its portfolio holdings with the SEC for the first and third quarters of its fiscal year on Form N-Q. The Form N-Q is available by calling 800-FUND-TCW (800-386-3829) to obtain a hard copy. You may also obtain the Company's Form N-Q:

1.  By going to the SEC website at http://www.sec.gov.; or

2.  By visiting the SEC's Public Reference Room in Washington, D.C. and photocopying it (Phone 1-800-SEC-0330 for information on the operation of the SEC's Public Reference Room).

US EQUITIES

TCW Funds, Inc.

Approval of Investment Management and Advisory Agreement and Sub-Advisory Agreements

TCW Funds, Inc. (the "Corporation") and TCW Investment Management Company (the "Adviser") are parties to an Investment Management and Advisory Agreement ("Advisory Agreement"), pursuant to which the Adviser is responsible for managing the investments of each separate investment series (each, a "Fund") of the Corporation. The Adviser has entered into agreements ("Sub-Advisory Agreements") with Société Générale Asset Management International Limited to act as a sub-advisor to the Emerging Markets Equities and Global Equities Funds, and with SG Asset Management (Singapore) Ltd. (collectively with Société Générale Asset Management International Limited, the "Sub-Advisers") to act as sub-adviser to the Asia Pacific Equities Fund. At a meeting held on May 7, 2007, the Board of Directors of the Corporation re-approved the Advisory Agreement with respect to each Fund and the Sub-Advisory Agreements with respect to the Asia Pacific Equities, Emerging Markets Equities, and Global Equities Funds. The Adviser and the Sub-Advisers provided materials to the Board for its evaluation, and the Independent Directors were advised by independent legal counsel with respect to these and other relevant matters. Discussed below are the factors considered by the Board in approving the Advisory Agreement and the Sub- Advisory Agreements. This discussion is not intended to be all-inclusive. The Board reviewed a variety of factors and considered a significant amount of information, including information received on an ongoing basis at Board and committee meetings. The determinations were made on the basis of each Director's business judgment after consideration of all the information taken as a whole. Individual Directors may have given different weight to certain factors and assigned various degrees of materiality to information received in connection with the approval process.

Approval of Advisory and Sub-Advisory Agreements

In evaluating the Advisory and Sub-Advisory Agreements, the Board including the Independent Directors, considered the following factors, among others:

Nature, Extent and Quality of Services. The Board considered the benefits to shareholders of continuing to retain the Adviser and the Sub-Advisers, particularly in light of the nature, extent, and quality of services provided by the Adviser and the Sub-Advisers. The Board evaluated the Adviser's experience in serving as manager of the Funds, noting that the Adviser serves a variety of other investment advisory clients, including other pooled investment vehicles and has experience overseeing and monitoring the Sub-Advisers. The Board considered the benefit to shareholders of investing in a fund complex that is part of a larger organization that provides investment advisory services to mutual funds, separate accounts, commingled funds and collective trusts. The Board considered the ability of the Adviser and the Sub-Advisers to provide appropriate levels of support and resources to the Corporation, as applicable, and whether the Adviser and the Sub-Advisers have sufficiently qualified personnel. The Board noted the background and experience of the senior management and portfolio management personnel of the Adviser and the Sub-Advisers, and that the expertise and amounts of attention expected to be given to the Corporation by the Adviser and Sub-Advisers, as applicable, is substantial. The Board considered the ability of the Adviser and the Sub-Advisers to attract and retain qualified business professionals. The Board noted that the Sub-Advisers were chosen based on their expertise in certain foreign securities markets, and that such expertise is integral to the investment strategy of the sub-advised funds. The Board also considered the breadth of the compliance programs of the Adviser and the Sub-Advisers, as well as the compliance operations of the Adviser and the Sub-Advisers with respect to the Funds. In this regard, the Board noted the significant efforts of the Adviser's compliance staff in administering the Corporation's compliance program, and it took into consideration the assessment by the Corporation's Chief Compliance Officer of each Sub-Adviser's compliance program. The Board concluded that they were satisfied with the nature, extent and quality of the investment management services anticipated to be provided by the Adviser and the Sub-Advisers under the Advisory Agreement and Sub-Advisory Agreements, as applicable.

US EQUITIES

TCW Funds, Inc.

Approval of Investment Management and Advisory Agreement and Sub-Advisory Agreements (Continued)

Investment Performance. The Board considered information about each Fund's historical performance, including the Morningstar 15(c) Report (the "Report"), as well as certain expense information regarding the funds. The Board noted that, with certain exceptions, the performance of the Funds determined over one, three, five, and ten year periods, as applicable, was at times above average for their category grouping (as determined in the Report) and was at times below average for their category grouping. The Asia Pacific Equities, Equities, Focused Equities, Money Market, Spectrum (previously named Large Cap Core Fund) and Total Return Bond Funds performed above their respective category averages for the periods presented. The Emerging Markets Equities, Emerging Markets Income, Growth Equities, Growth Insights, High Yield Bond, and Value Opportunities Funds performed below their respective category averages for the periods presented. The Board noted that the performance of the other funds was mixed, outperforming in certain periods and underperforming in others. The Board also noted, however, the performance provided by the Adviser with respect to certain of these Funds. Based on this information the Board concluded that the Adviser and the Sub-Advisers should continue to provide investment management services to the Funds, as applicable, consistent with the objectives and strategies of the Funds. The Board noted that it would continue to monitor Fund investment performance on a regular basis and discuss with the Adviser from time to time any long-term underperformance as determined to be appropriate by the Board.

Reasonableness of Advisory Fees and Profitability. The Board considered information in the Report and in the materials prepared by the Adviser regarding the advisory fees charged under other investment advisory contracts with the Adviser and other investment advisers for other registered investment companies or other types of clients, as well as the total expenses of each of the Funds. The Board noted that the advisory fee charged to many of the Funds is higher than the advisory fee charged to certain separate accounts with similar strategies managed by the Adviser, but that the services provided the Funds are more extensive than the services provided separate accounts. In addition, the Board noted that each Fund's advisory fee does not exceed the range of advisory fees charged to the other mutual funds contained in each Fund's respective peer groupings, based on information presented to the Board . The Board took into consideration that the Adviser agreed to reduce its investment advisory fee or pay the operating expenses of each Fund pursuant to certain expense limitation agreements and noted the amounts paid or waived. The Board also considered the cost of services to be provided and profits to be realized by the Adviser and Sub-Advisers and their affiliates from the relationship with the Corporation, including the overall financial soundness of the Adviser and Sub-Advisers.

Based on their evaluation of this information, and recognizing the difficulty in evaluating a manager's profitability with respect to the Funds it manages in the context of a manager with multiple lines of business and noting that other profitability methodologies may be reasonable, the Board concluded that the contractual management fees of the Funds under the Advisory Agreement and Sub-Advisory Agreements are fair and bear a reasonable relationship to the services rendered. In connection with its consideration of the Sub-Advisory Agreements, the Board noted that the Sub-Advisers' fees are paid by the Adviser out of the fee the Adviser charges under the Advisory Agreement and are not paid directly by the Funds.

Economies of Scale. The Board considered the potential of the Adviser to experience economies of scale as the Funds grow in size. The Board noted that the Adviser has agreed to certain expense limitation arrangements, which are designed to maintain the overall expense ratios of the funds at a competitive level. The Board considered the relative advantages and disadvantages of an advisory fee with breakpoints compared to a flat advisory fee supplemented by advisory fee waivers and/or expense reimbursements and concluded that the current fee arrangements were appropriate given the current size and structure

US EQUITIES

TCW Funds, Inc.

Approval of Investment Management and Advisory Agreement and Sub-Advisory Agreements (Continued)

of the Corporation and adequately reflected by economies of scale. The Board concluded that in light of the information presented, the current fee structures reflected in the Advisory Agreement and each Sub-Advisory Agreement are appropriate.

Ancillary Benefits. The Board considered ancillary benefits to be received by the Adviser, the Sub-Advisers, and their affiliates as a result of the relationship of the Adviser and the Sub-Advisers with the Corporation, including commission practices (such as soft dollars) and compensation for certain compliance support services. The Board noted that, in addition to the fees the Adviser and the Sub-Advisers receive under the Advisory and Sub-Advisory Agreements, the Adviser and the Sub-Advisers could receive additional benefits from the Funds in the form of reports, research and other services obtainable from brokers and their affiliates in return for brokerage commissions paid to such brokers. The Board concluded that any potential benefits to be derived by the Adviser and the Sub-Advisers from their relationships with the funds are consistent with the services provided by the Adviser and the Sub-Advisers to the Funds.

Based upon these considerations, the Board of Directors, including the Independent Directors, approved the Advisory Agreement and each Sub-Advisory Agreement with respect to the Funds as proposed.

TCW Funds, Inc.

Tax Information Notice (Unaudited)

On account of the year ended October 31, 2007, the following funds paid a capital gain distribution within the meaning of Section 852(b)(3)(c) of the Internal Revenue Code ("Code"). Each fund also designates as a capital gain distribution a portion of earnings and profits paid to shareholders in redemption of their shares.

Fund	Amount Per Share
TCW Balanced Fund	$0.07
TCW Diversified Value Fund	$0.37
TCW Dividend Focused Fund	$0.54
TCW Equities Fund	$2.38
TCW Growth Equities Fund	$1.03
TCW Relative Value Small Cap Fund	$1.61
TCW Select Equities Fund	$1.67
TCW Spectrum Fund	$0.43
TCW Value Added Fund	$1.33
TCW Value Opportunities Fund	$2.51
TCW Conservative LifePlan Fund	$0.00	(1)
TCW Moderate LifePlan Fund	$0.01
TCW Aggressive LifePlan Fund	$0.11
TCW Global Aggressive LifePlan Fund	$0.00	(1)

(1)   Amount rounds to less than $0.01

Under Section 854(b)(2) of the Code, the following funds hereby designate the following maximum amounts as qualified dividends for purposes of the maximum rate under Section 1(h)(11) of the Code for the year ended October 31, 2007:

Fund	Qualified Dividend Income
TCW Balanced Fund	$109,330
TCW Diversified Value Fund	$6,211,611
TCW Dividend Focused Fund	$29,018,318
TCW Equities Fund	$898,033
TCW Focused Equities Fund	$72,349
TCW Relative Value Small Cap Fund	$152,706
TCW Select Equities Fund	$23,198,158
TCW Spectrum Fund	$404,659
TCW Value Added Fund	$123,528
TCW Value Opportunities Fund	$7,118,801
TCW Conservative LifePlan Fund	$128
TCW Moderate LifePlan Fund	$219
TCW Global Aggressive LifePlan Fund	$1,408

This information is given to meet certain requirements of the Code and should not be used by shareholders for preparing their income tax returns. For income tax preparation, please refer to the calendar year-end tax information you will receive from the Funds' transfer agent in January 2008. Shareholders are advised to check with their tax advisors for information on the treatment of these amounts on their individual tax returns.

TCW Funds, Inc.

Directors and Officers of the Company

A board of eight directors is responsible for overseeing the operations of the twenty-seven TCW Funds, Inc. ("Company"). The directors of the Funds, and their business addresses and their principal occupation for the last five years are set forth below

Independent Directors

Name, Address, Age and Position with Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Other Directorships held by Director
Samuel P. Bell (71) c/o Paul Hastings, Janofsky & Walker LLP Counsel to the Independent Directors 515 South Flower Street Los Angeles, CA 90071	Mr. Bell has served as a director of TCW Funds, Inc. since October 2002.	Private Investor. Former President, Los Angeles Business Advisors (not-for-profit business organization).	Point 360 (post production services), Broadway National Bank (banking), TCW Strategic Income Fund, Inc. (closed-end fund).

Richard W. Call (83) 496 Prospect Terrace Pasadena, CA 91103	Mr. Call has served as a director of TCW Funds, Inc. since February 1994.	Private Investor. Former President of The Seaver Institute (a private foundation).	TCW Strategic Income Fund, Inc. (closed-end fund).

Matthew K. Fong (53) Strategic Advisory Group 556 South Fair Oaks Avenue Pasadena, CA 91105	Mr. Fong has served as a director of TCW Funds, Inc. since April 1999.	President, Strategic Advisory Group, Of Counsel Sheppard, Mullin, Richter & Hamilton (law firm) since 1999.	Seismic Warning Systems, Inc., PGP, and TCW Strategic Income Fund, Inc. (closed-end fund).

John A. Gavin (76) c/o Paul, Hastings, Janofsky & Walker LLP Counsel to the Independent Directors 515 South Flower Street Los Angeles, CA 90071	Mr. Gavin has served as a director of TCW Funds, Inc., since May 2001.	Founder and Chairman of Gamma Holdings (international capital consulting firm).	Causeway Capital (mutual fund), TCW Strategic Income Fund, Inc. (closed-end fund), Hotchkis and Wiley Funds (mutual fund).

Patrick C. Haden (54) 10900 Wilshire Boulevard Los Angeles, CA 90024 Chairman	Mr. Haden has served as a director of TCW Funds, Inc. since May 2001.	General Partner, Riordan, Lewis & Haden (private equity firm).	Indy Mac Mortgage Holdings (mortgage banking), Tetra Tech, Inc. (environmental consulting), and TCW Strategic Income Fund, Inc. (closed-end fund).

Charles A. Parker (73) c/o Paul, Hastings, Janofsky & Walker LLP Counsel to the Independent Directors 515 South Flower Street Los Angeles, CA 90071	Mr. Parker has served as a director of the TCW Funds, Inc. since April 2003.	Private Investor.	Horace Mann Educators Corp. (insurance corporation), trustee of the Burridge Center for Research in Security Prices (University of Colorado), and TCW Strategic Income Fund, Inc. (closed-end fund).

TCW Funds, Inc.

Interested Directors

Each of these directors are "interested persons" of the Company as defined in the 1940 Act because they are directors and officers of the Advisor, and shareholders and directors of The TCW Group, Inc., the parent company of the Advisor.

Name, Address, Age and Position with Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Other Directorships held by Director
Marc I. Stern (63) 865 South Figueroa Street Los Angeles, CA 90017	Mr. Stern has served as a director since inception of TCW Funds, Inc. in September 1992.	Vice Chairman, the Advisor, The TCW Group, Inc. TCW Asset Management Company and Trust Company of the West.	Qualcomm Incorporated (wireless communications)

Thomas E. Larkin, Jr. (68) 865 South Figueroa Street Los Angeles, CA 90017	Mr. Larkin has served as a director since inception of TCW Funds, Inc., in September 1992.	Vice Chairman, The TCW Group, Inc., the Advisor, TCW Asset Management Company and Trust Company of the West.	None.

The officers of the Company who are not directors of the Company are:

Name and Address	Position(s) Held with Company	Principal Occupation(s) During Past 5 Years (1)
Alvin R. Albe, Jr. (54) *	President and Chief Executive Officer	President, Chief Executive Officer and Director, the Advisor, Executive Vice President TCW Asset Management Company; Executive Vice President and Director, Trust Company of the West; Executive Vice President, The TCW Group, Inc.; Director, President and Chief Executive Officer, TCW Strategic Income Fund, Inc.

Michael E. Cahill (56) *	Senior Vice President, General Counsel and Assistant Secretary	Group Managing Director, General Counsel and Secretary, the Advisor, The TCW Group, Inc., Trust Company of the West and TCW Asset Management Company; General Counsel, TCW Strategic Income Fund, Inc.

Charles W. Baldiswieler (49) *	Senior Vice President	Group Managing Director, the Advisor, Trust Company of the West and TCW Asset Management Company.

TCW Funds, Inc.

Directors and Officers of the Company (Continued)

Name and Address	Position(s) Held with Company	Principal Occupation(s) During Past 5 Years (1)
Peter A. Brown (52) *	Senior Vice President	Managing Director, the Advisor, Trust Company of the West and TCW Asset Management Company

Hilary G.D. Lord (51) *	Senior Vice President, Chief Compliance officer	Managing Director and Chief Compliance Officer, the Advisor, The TCW Group, Inc., Trust Company of the West and TCW Asset Management Company; Senior Vice President and Chief Compliance Officer, TCW Strategic Income Fund, Inc.

Ronald R. Redell (36) *	Senior Vice President	Managing Director, the Advisor, Trust Company of the West and TCW Asset Management Company.

Philip K. Holl (57) *	Secretary and Associate General Counsel	Senior Vice President and Associate General Counsel, the Advisor, Trust Company of the West and TCW Asset Management Company; Secretary, TCW Strategic Income Fund, Inc.

David S. DeVito (44) *	Treasurer	Group Managing Director and Chief Financial Officer, the Advisor, The TCW Group, Inc., Trust Company of the West and TCW Asset Management Company; Treasurer and Chief Financial Officer, TCW Strategic Income Fund, Inc.

  (1)  Positions with The TCW Group, Inc. and its affiliates may have changed over time.

  *  Address is 865 South Figueroa Street, 18th Floor, Los Angeles, California 90017

In addition, George N. Winn, Senior Vice President of Trust Company of the West, TCW Asset Management Company and the Advisor is Assistant Treasurer of the Company.

The SAI (Statement of Additional Information) has additional information regarding the Board of Directors. A copy is available by calling 1-800-FUND-TCW (1-800-386-3829) to obtain a hard copy or by going to the SEC website at http://www.sec.gov.

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Investment Advisor

TCW Investment Management Company

865 South Figueroa Street

Los Angeles, California 90017

(800) FUND-TCW

Transfer Agent

U.S. Bancorp Fund Services, LLC

615 E. Michigan Street

Milwaukee, Wisconsin 53202

Independent Auditors

Deloitte & Touche, LLP

350 South Grand Avenue

Los Angeles, California 90071

Custodian & Administrator

State Street Bank & Trust Company

200 Clarendon Street

Boston, Massachusetts 02116

Distributor

TCW Funds Distributors

865 South Figueroa Street

Los Angeles, California 90017

Directors

Patrick C. Haden

Director and Chairman of the Board

Samuel P. Bell

Director

Richard W. Call

Director

Matthew K. Fong

Director

John A. Gavin

Director

Thomas E. Larkin, Jr.

Director

Charles A. Parker

Director

Marc I. Stern

Director

Officers

Alvin R. Albe, Jr.

President and Chief Executive Officer

Charles W. Baldiswieler

Senior Vice President

Peter A. Brown

Senior Vice President

Michael E. Cahill

Senior Vice President,

General Counsel and Assistant Secretary

David S. DeVito

Treasurer and Chief Financial Officer

Philip K. Holl

Secretary and Associate General Counsel

Hilary G.D. Lord

Senior Vice President and Chief
Compliance Officer

Ronald R. Redell

Senior Vice President

George N. Winn

Assistant Treasurer

TCW Funds, Inc.

865 South Figueroa Street
Los Angeles, California 90017

1-800-FUND-TCW
(800-386-3829)

www.tcwfunds.com

Item 2.

Code of Ethics.  The registrant has adopted a code of ethics that applies to its principal executive officer and principal financial officer or persons performing similar functions. The registrant hereby undertakes to provide any person, without charge, upon request, a copy of the code of ethics. To request a copy of the code of ethics, please contact the registrant at (877) 829-4768.

Item 3.	Audit Committee Financial Expert. The registrant has two audit committee financial experts, Samuel P. Bell and Charles A. Parker, who are independent of management serving on its audit committee.

Item 4.	Principal Accountant Fees and Services.

(a) Audit Fees Paid by Registrant

2006	2007

$503,360	$552,430

(b) Audit-Related Fees Paid by Registrant

2006	2007

$0	$0

(c) Tax Fees Paid by Registrant

2006	2007

$88,192	$107,800

Fees were for the preparation and filing of the registrant’s corporate returns.

(d) All Other Fees Paid by Registrant

2006	2007

$17,213	$20,400

Fees in 2006 were principally for review of the tax treatment of REMIC Securities. Fees in 2007 were principally for review of the tax treatment of contingent convertible securities.

(e) (1)	The registrant’s audit committee approves each specific service the auditor will perform for the registrant. Accordingly, the audit committee has not

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established pre-approval policies or procedures for services that the auditor may perform for the registrant.

(e) (2) None.

(f) Not applicable.

(g) None.

(h) Not applicable.

Item 5.	Audit of Committee of Listed Registrants. Not applicable.

Item 6.

Schedule of Investments. Included as part of the report to shareholders filed under Item 1 of this Form.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies. Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies. Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchases. Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

No material changes have been made to registrant’s procedures by which shareholders may recommend nominees to registrant’s Board of Directors.

Item 11.	Controls and Procedures.

(a)

The Chief Executive Officer and Chief Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-2(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the registrant is made known to them by the appropriate persons as of a date within 90 days of the filing date of this report, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and 15d-15(b) under the Exchange Act.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

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Item 11.	Exhibits.

	(a)	EX-99.CODE – Code of Ethics

	(b)	EX-99.CERT – Section 302 Certifications (filed herewith).
EX-99.906CERT – Section 906 Certification (filed herewith).

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SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	TCW Funds, Inc.

By (Signature and Title)
/s/ William C. Sonneborn
William C. Sonneborn
Chief Executive Officer

Date	January 9, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)
/s/ William C. Sonneborn
William C. Sonneborn
Chief Executive Officer

Date	January 9, 2008

By (Signature and Title)
/s/ David S. DeVito
David S. DeVito
Chief Financial Officer

Date	January 9, 2008

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